As filed with the Securities and Exchange Commission on April 26, 2001

                            Registration No. 33-83928

            --------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                      PRE-EFFECTIVE AMENDMENT NO. _____ ( )
                       POST-EFFECTIVE AMENDMENT NO. 9 (X)
                                       --

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                               Amendment No. 9 (X)
                                       --

                        (Check appropriate box or boxes)
               --------------------------------------------------

                         RETIREMENT PLAN SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                   Great-West Life & Annuity Insurance Company
                      President and Chief Executive Officer
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                Jorden Burt, LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

        It is proposed that this filing will become effective (check appropriate space):

        Immediately upon filing pursuant to paragraph (b) of Rule 485. X On April 30, 2001, pursuant to paragraph (b) of Rule 485. 60 days after filing pursuant to paragraph (a)(1) of Rule 485. _____ On ____________, pursuant to paragraph (a)(1) of Rule 485.

        If appropriate, check the following:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts



                         RETIREMENT PLAN SERIES ACCOUNT
                                       of
                   Great-West Life & Annuity Insurance Company
              INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                           One Orchard Equities, Inc.
                                    Issued by

                   Great-West Life & Annuity Insurance Company
              8525 East Orchard Road, Greenwood Village, Colorado 80111

                                 (800) 338-4015
--------------------------------------------------------------------------------


Overview
This Prospectus describes individual flexible premium variable annuity contracts (the "Contracts") designed for Individual Retirement Annuity programs ("IRA Programs"). The Contracts provide an annuity insurance contract whose value is based on the investment performance of Investment Divisions that you select. The Contracts can be purchased only in connection with IRA Programs. Depending on your state of residence, there are generally three ways you can purchase a
Contract:

o with rollover proceeds from qualified plans, such as 401(k) plans,
o with rollover proceeds from other eligible rollover sources, or
o with earned income.

If you purchase a Contract, your spouse may also purchase a Contract for his or her IRA Program.

Who Should Invest
You should consider purchasing the Contract if you are seeking an investment for your IRA Program that offers a wide range of investment and payment options enabling you to design a retirement plan that meets your objectives and needs.

Allocating Your Investment

You can allocate your Contributions among 14 Investment Divisions of the Retirement Plan Series Account (the "Series Account"). Each Investment Division invests in one of 14 corresponding portfolios ("Eligible Funds") of the Maxim Series Fund, Inc. (the "Fund"). The Eligible Funds are:

o       Maxim Money Market Portfolio
o       Maxim Bond Index Portfolio
o       Maxim Stock Index Portfolio
o       Maxim U.S. Government Mortgage Securities Portfolio
o       Maxim Index 600 Portfolio
o       Maxim Growth Index Portfolio
o       Maxim Short-Term Maturity Bond Portfolio
o       Maxim Founders Growth & Income Portfolio
o       Maxim Value Index Portfolio
o       Maxim Ariel Small-Cap Value Portfolio
o       Maxim INVESCO ADR Portfolio
o       Maxim Loomis Sayles Small-Cap Value Portfolio
o       Maxim Loomis Sayles Corporate Bond Portfolio
o       Maxim T. Rowe Price MidCap Growth Portfolio


You can also allocate your money to certain options where you can earn a fixed rate of return. Your interest in a fixed option is not considered a security and is not subject to registration with or review by the Securities and Exchange Commission.

Annuity Payment Options
The Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. Under a variable annuity payment option, your annuity payments will continue to reflect the investment experience of the Investment Divisions you select. Annuity payments can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.


This Prospectus is accompanied by a current Prospectus for each Eligible Fund. This Prospectus presents important information you should read before purchasing a Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated April 30, 2001, which has been filed with the Securities and Exchange Commission. The table of contents for the Statement of Additional Information is contained on page 32 of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. It may be obtained without charge by contacting Great-West Life & Annuity Insurance Company ("we," "GWL&A" or "Great-West") at the address or telephone number set forth above. Or, you can obtain material incorporated by reference, and other information regarding us, by visiting the Securities and Exchange Commission's web site at http://www.sec.gov.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                        The date of this Prospectus is April 30, 2001.




Table of Contents

Definitions                                                          4
Key Features                                                         6
Fee Table                                                            8
Eligible Fund Annual Expenses                                        9
Examples                                                             10
Condensed Financial Information                                      13
Great-West Life & Annuity Insurance Company                          14
The Series Account                                                   14
Eligible Funds                                                       14
Advisers                                                             16
Reinvestment and Redemption                                          16
Investments of the Series Account                                    16
The Contracts                                                        17
Charges and Deductions                                               19
Death Benefit                                                        21
Annuity Options                                                      22
Periodic Payment Options                                             24
Federal Tax Consequences                                             25
Performance Related Information                                      28
Voting Rights                                                        30
Distribution of the Contracts                                        31
Amendment of Contracts                                               31
Ownership                                                            31
State Regulation                                                     31
Reports                                                              31
Rights Reserved by Great-West                                        31
Adding and Discontinuing Investment Options                          31
Substitution of Investments                                          32
Legal Matters                                                        32
Registration Statement                                               32

Statement of Additional Information                                  32
Appendix A                                                           34
Appendix B                                                           49


Definitions

Accumulation Period
The period between the effective date of your Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Contract.

Accumulation Unit
An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices

The Administrative Offices of GWL&A are located at 8525 East Orchard Road, Greenwood Village, Colorado 80111.


Annuitant
The person upon whose life the payment of an annuity is based and who will receive annuity payments. The Annuitant must be the Contract Owner.

Annuity Account
An account established by us in your name that reflects all of your activity under a Contract.

Annuity Commencement Date
The date annuity payments begin under an Annuity Option.

Annuity Period
The period following the Accumulation Period that begins on the Annuity Commencement Date.

Annuity Unit
An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s)
Amounts you allocate to a Guaranteed or Variable Sub-Account prior to any Premium Tax, if applicable, or other deductions.

Contract
An agreement between GWL&A and the Contract Owner (which includes the purchase application) providing the terms of the variable annuity offered by this Prospectus.

Contract Owner
The person to whom a Contract is issued; sometimes referred to as "you" or "your" in this Prospectus.

Contract Value
The sum of your Variable Account Value and your Guaranteed Account Value, less any withdrawals, deductions for charges, and any applicable Premium Tax.

Eligible Fund
A mutual fund in which an Investment Division invests all of its assets. Each Eligible Fund is a portfolio of the Fund.

Fixed Annuity
An annuity with payments which remain fixed throughout the Annuity Period and which do not reflect the investment experience of the Series Account.

Fixed Option
An option that pays a fixed rate of return to which you can allocate Contributions or Transfers. Your interest in a fixed option is not a security and is not subject to supervision by the Securities and Exchange Commission.

Guaranteed Account Value
The sum of the values of your Guaranteed Sub-Accounts.

Guaranteed Interest Rate
A minimum interest rate applicable to a Fixed Option. It is presently equal to an annual effective rate of 3.00%.

Guaranteed Sub-Account
An account we maintain that reflects the values credited to you from a specific Fixed Option.

Investment Division
The Series Account is divided into Investment Divisions, one for each Eligible Fund. Each Investment Division invests all of its assets in one Eligible Fund. You select one or more Investment Divisions to which you allocate Contract Value. Contract Value you allocate to an Investment Division will reflect the investment performance of the corresponding Eligible Fund.

Premium Tax
The amount of tax, if any, charged by a state or other governmental authority.

Request
Any request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.

Series Account
The segregated investment account established by GWL&A to provide funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940.

Transfer
When you move your Contract Value between and among the Investment Divisions and/or the Fixed Options.

Valuation Date

A date on which we calculate the value of the Investment Divisions. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET) on each day that the New York Stock Exchange is open for trading. Contributions and Requests received after 4:00 p.m. ET will be considered to have been received on the next business day. On the day after Thanksgiving, however, you can only submit transactions by automated voice response unit or fully automated computer link. The day after Thanksgiving is a Valuation Date.


Valuation Period
The period between the end of two successive Valuation Dates.

Variable Annuity
An annuity providing for payments, the amount of which will vary with the performance of the Investment Divisions that you select.

Variable Account Value
The total value of your Variable Sub-Account(s).

Variable Sub-Account
An account we maintain that reflects the value credited to you from a specific Investment Division.


Key Features
Following are some of the key features of the Contract. These topics are discussed in more detail throughout this Prospectus so please be sure to read through it carefully.

Purpose of the Contracts
The Contracts are designed to be an investment for IRA Programs. Depending on your state of residence, there are generally three ways you can purchase a
Contract:

o with rollover proceeds from qualified plans, such as 401(k) plans,
o with rollover proceeds from other eligible rollover sources, or
o with earned income.

The Contracts may also be purchased for IRA Programs for spouses of Contract Owners.

Minimum Contribution The minimum initial investment is:
o    Nothing if it is made with eligible rollover proceeds
o $250 if it is made from earned income derived from non-retirement plan sources

The minimum ongoing contribution is:
o    Nothing if it is made with eligible rollover proceeds
o $250 if it is made from earned income derived from non-retirement plan sources

Allocation of Contributions
You may allocate your Contributions to the Investment Divisions of the Series Account or to a Fixed Option, or a combination of both. The value of your Contract that is allocated to the Investment Divisions will depend upon the investment performance of those divisions. Each Investment Division invests in a corresponding Eligible Fund. You can change your allocation instructions at any time by Request.

Surrendering Your Contract or Making Partial Withdrawals
You can surrender your entire Contract or make a partial withdrawal at any time before the Annuity Commencement Date. If you request a partial withdrawal less than 30 days before the Annuity Commencement Date, we may delay the Annuity Commencement Date for up to 30 days. Upon a surrender or partial withdrawal, a penalty tax may be assessed. Please see "Federal Tax Consequences."

Transfers
You may Transfer your Contract Value among the Investment Divisions and/or the Fixed Options at any time before the Annuity Commencement Date.

Annuity Options
The Contracts provide several annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. Under a variable payment option your annuity payments will reflect the performance of the Investment Divisions that you select. You must elect an annuity option(s) at least 30 days before your Annuity Commencement Date. If you do not make an election within this time frame, annuity payments will begin automatically on the Annuity Commencement Date under an option providing for a life annuity with 120 monthly payments certain.

Free Look Period
During the free look period, you may cancel your Contract within 20 days (or longer where required by law) of receiving it. You may cancel it for any reason by delivering or mailing it along with a Request to cancel to our Administrative Offices and we will refund to you the sum of the Contributions you have made less withdrawals.

A Wide Range of Investment Choices

You may allocate some or all of your Contributions to 14 Investment Divisions of the Series Account. Each Investment Division invests in shares of one Eligible Fund. Each Eligible Fund is a separate mutual fund that has distinct investment objectives and policies. You can obtain a more complete description of the Eligible Funds in the accompanying Prospectus for each Eligible Fund, which you should read carefully before allocating to an Investment Division. We reserve the right to add or delete Investment Divisions at our discretion.


Charges and Deductions under the Contract
You will pay certain charges under the Contract. These charges may include:

o   An annual Contract Maintenance Charge
o An administrative fee if you surrender your Contract or make a partial withdrawal within the first twelve months after it was issued to you
o   A mortality and expense risk charge
o   A Premium Tax

In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.


Fee Table
The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Contracts and the Eligible Funds.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases                           None
Deferred Sales Load                                       None
Distribution Fees                                         None
Exchange Fee                                              None
Administrative Fee if your Contract is surrendered during first 12 months

$50

Administrative Fee if your make a partial withdrawal during first 12 months

$25
Contract Maintenance Charge                               $30*


* You will be charged a Contract Maintenance Charge of $30 if your Contract Value is less than $5,000 on December 31 of any year. We will assess this fee only if your Contract was issued on or after July 8, 1998, and the assessment of the fee has been approved by the insurance regulatory authorities of your state.


Annual Expenses of the Investment Divisions (as a percentage of Variable Account Value) The only expense of the Investment Divisions of the Series Account is our deduction of a Mortality and Expense Risk Charge. The amount of this charge that applies to your Contract will be based on the following schedule:


                 -------------------------- -----------------------
                 Mortality & Expense Risk       Contract Value
                          Charge
                 -------------------------- -----------------------
                           0.75%                $0 - $9,999.99
                 -------------------------- -----------------------
                 -------------------------- -----------------------
                           0.50%             $10,000 - $24,999.99
                 -------------------------- -----------------------
                 -------------------------- -----------------------
                           0.25%             $25,000 - $49,999.99
                 -------------------------- -----------------------
                 -------------------------- -----------------------
                           0.00%             $50,000 and greater
                 -------------------------- -----------------------

--------------------------------------------------------------------------------
The mortality and expense risk charge for the first calendar year of your Contract will be based on your initial Contribution. Thereafter, the amount of the charge will be based on your Contract Value on December 31 of each year. You may wish to monitor your Contract Value closely to ensure that you take advantage of the lowest possible charge.

Eligible Fund Annual Expenses

(as a percentage of average daily net assets, for the period ended December 31, 2000)


       Portfolio              Management Fee          Other Expenses        Total Maxim Series
                                                                           Fund Annual Expenses

Maxim Money Market                0.46%                    None                   0.46%
Portfolio

Maxim Bond
IndexPortfolio                    0.50%                    None                   0.50%

Maxim Stock Index                 0.60%                    None                   0.60%
Portfolio

Maxim U.S. Government
Mortgage Securities
Portfolio                         0.60%                    None                   0.60%

Maxim Index 600                   0.60%                    None                   0.60%
Portfolio

Maxim Growth Index                0.60%                    None                   0.60%
Portfolio

Maxim Short-Term
Maturity Bond Portfolio           0.60%                    None                   0.60%


Maxim Founders Growth &           1.00%                   0.12%                   1.12%
Income Portfolio


Maxim Value Index                 0.60%                    None                   0.60%
Portfolio


Maxim Ariel Small-Cap             1.00%                   0.27%                   1.27%
Value Portfolio


Maxim INVESCO ADR                 1.00%                   0.14%                   1.14%
Portfolio

Maxim Loomis Sayles

Small-Cap Value                   1.00%                   0.16%                   1.16%
Portfolio


Maxim Loomis Sayles               0.90%                    None                   0.90%
Corporate Bond Portfolio


Maxim T. Rowe Price               1.00%                   1.08%                   1.08%
MidCap Growth Portfolio


Examples
If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

Investment Division        1 Year             3 Year             5 Year             10 Year


Maxim Money Market           $63                $41                $70               $154
Investment Division

Maxim Bond Index             $63                $42                $72               $159
Investment Division

Maxim Stock Index            $65                $45                $78               $171
Investment Division

Maxim U.S.                   $65                $45                $78               $171
Government Mortgage
Securities
Investment Division

Maxim Index 600              $65                $45                $78               $171
Investment Division

Maxim Growth Index           $65                $45                $78               $171
Investment Division

Maxim Short-Term             $65                $45                $78               $171
Maturity Bond
Investment Division

Maxim Founders               $70                $62               $106               $229
Growth &
IncomeInvestment
Division

Maxim Value Index            $65                $45                $78               $171
Investment Division

Maxim Ariel                  $72                $66               $114               $245
Small-Cap Value
Investment Division

Maxim INVESCO ADR            $70                $62               $107               $231
Investment Division

Maxim Loomis Sayles          $70                $63               $108               $233
Small-Cap Value
Investment Division

Maxim Loomis Sayles          $68                $55                $94               $205
Corporate Bond
Investment Division

Maxim T. Rowe Price          $70                $60               $104               $225
MidCap Growth
Investment Division




Examples (Cont.)
If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

Investment Division        1 Year             3 Year             5 Year             10 Year


Maxim Money Market           $13                $41                $70               $154
Investment Division

Maxim Bond Index             $13                $42                $72               $159
Investment Division

Maxim Stock Index            $15                $45                $78               $171
Investment Division

Maxim U.S.                   $15                $45                $78               $171
Government Mortgage
Securities
Investment Division

Maxim Index 600              $15                $45                $78               $171
Investment Division

Maxim Growth Index           $15                $45                $78               $171
Investment Division

Maxim Short-Term             $15                $45                $78               $171
Maturity Bond
Investment Division

Maxim Founders               $20                $62               $106               $229
Growth & Income
Investment Division

Maxim Value Index            $15                $45                $78               $171
Investment Division

Maxim Ariel                  $22                $66               $114               $245
Small-Cap Value
Investment Division

Maxim INVESCO ADR            $20                $62               $107               $231
Investment Division

Maxim Loomis Sayles          $20                $63               $108               $233
Small-Cap Value
Investment Division

Maxim Loomis Sayles          $18                $55                $94               $205
Corporate Bond
Investment Division

Maxim T. Rowe Price          $20                $60               $104               $225
MidCap Growth
Investment Division


These examples, including the assumed rate of return, should not be considered a representation of past or future expenses or performance. They show the highest level of mortality and expense risk charges that you might pay. Actual expenses and performance achieved may be more or less than those shown.






Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in an Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the Statement of Additional Information.



Great-West Life & Annuity Insurance Company
GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A is the issuer of the Contracts and it has primary responsibility for their administration.

The Series Account
We organized the Series Account under Colorado law on January 25, 1994. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. However, this registration does not involve supervision of the management or investment practices or polices of the Series Account or GWL&A by the Securities and Exchange Commission.


We will at all time maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.


The Series Account is divided into 14 Investment Divisions. Each Investment Division invests exclusively in shares of a corresponding Eligible Fund. We may in the future add new Investment Divisions or delete existing ones. The income, gains or losses, realized or unrealized, from assets allocated to each Variable Sub-Account are credited to or charged against that Variable Sub-Account without regard to the other income, gains or losses of the other Variable Sub-Accounts or any other business we may conduct. If we decide to make additional Investment Divisions available in the future, we may or may not make them available to existing Contract Owners, based on our assessment of marketing needs and conditions.

We hold and own the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Eligible Funds.

We do not guarantee the investment performance of the Investment Divisions. Your Variable Account Value and the amount of Variable Annuity payments depend on the investment performance of the Eligible Funds. Therefore, Contract Owners bear the full investment risk for all Contributions allocated to the Investment Divisions.


Eligible Funds

The Contract offers a number of investment options, corresponding to the Investment Divisions. Each Investment Division invests in a single Eligible Fund. Each Eligible Fund is a separate mutual fund having its own objectives and investment policies. Each Eligible Fund is a separate mutual fund that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve supervision of the Eligible Funds by the Securities and Exchange Commission. More comprehensive information, including a discussion of potential risks, is found in the current Prospectuses for the Eligible Funds. Each Eligible Fund's Prospectus should be read carefully in connection with this Prospectus before you invest. You may obtain a copy of the Eligible Fund Prospectuses without charge by contacting us at the address or telephone number listed on the first page of this Prospectus.


Some of the Eligible Funds have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Eligible Funds may differ substantially.

The income, gains and losses of one Eligible Fund generally have no effect on the investment performance of any other Eligible Fund.

The Eligible Funds include the following:

o The Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


o The Maxim Bond Index Portfolio seeks investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.

o The Maxim Stock Index Portfolio seeks investment results that track the total return of the common stocks that comprise Standard & Poor's ("S&P") 500 Composite Stock Price Index and the S&P MidCap Index, weighted according to their respective pro-rata shares of the market.*


o The Maxim U.S. Government Mortgage Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection by investing primarily in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


o The Maxim Index 600 Portfolio seeks investment results that track the total return of the common stocks that comprise the S&P SmallCap 600 Stock Index.*

o The Maxim Value Index Portfolio seeks to provide investment results that track the total return of the common stocks that comprise the S&P/BARRA Value Index.*

o The Maxim Growth Index Portfolio seeks to provide investment results that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.*


o The Maxim Ariel Small-Cap Value Portfolio seeks long term capital appreciation, by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued.

o The Maxim INVESCO ADR Portfolio seeks high total return through capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S.

o The Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. This portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

o The Maxim Loomis Sayles Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital appreciation. This portfolio will invest primarily in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

o The Maxim Short-Term Maturity Bond Portfolio seeks maximum total return that is consistent with preservation of capital and liquidity through investment primarily in short-term investment grade bonds.

o The Maxim Founders Growth & Income Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.


o The Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in mid-cap stocks with potential for above-average earnings growth.


* Standard & Poor's, S&P 500 Composite Index, S&P MidCap Index, S&P SmallCap 600 Stock Index, S&P/BARRA Value Index and the S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track these indices are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation and Standard & Poor's makes no representations regarding the advisability of using any index.


Where to Find More Information about the Eligible Funds

Additional information about the Eligible Funds can be found in the current Prospectus for each Eligible Fund, which can be obtained from us.


Advisers
Investment Adviser

GW Capital Management, LLC ("GW Capital"), 8515 East Orchard Road, Greenwood Village, Colorado 80111, is the investment adviser for the Fund. GW Capital is a wholly owned subsidiary of GWL&A.


Sub-Advisers
Ariel Capital Management Inc., located at 307 N. Michigan Avenue, Chicago, Illinois 60601, is responsible for the day-to-day management of the Maxim Ariel Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.


Barclays Global Fund Advisors, located at 45 Fremont Street, San Francisco, California 94105, is responsible for the day-to-day management of the Maxim Stock Index, Maxim Growth Index, Maxim Value Index, and Maxim Index 600 Portfolios and for making decisions to buy, sell or hold any particular security.

INVESCO Global Asset Management, Inc., located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, is responsible for the day-to-day management of the Maxim INVESCO ADR Portfolio and for making decisions to buy, sell or hold any particular security.

Loomis, Sayles & Company, L.P., located at One Financial Center, Boston, Massachusetts 02111, is responsible for the day-to-day management of the Maxim Loomis Sayles Small-Cap Value and Maxim Loomis Sayles Corporate Bond Portfolios.

Founders Asset Management, LLC, located at 2930 East Third Avenue, Denver, Colorado, 80206, is responsible for the day-to-day management of the Maxim Founders Growth & Income Portfolio.


T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland, 21202, is responsible for the day-to-day management of the Maxim T. Rowe Price MidCap Growth Portfolio.

Reinvestment and Redemption

All dividend and capital gains distributions made by an Eligible Fund will be automatically reinvested in shares of that portfolio. We will redeem Eligible Fund shares at their net asset values to the extent necessary to make annuity or other payments under the variable portion of your Contract.


Investments of the Series Account Shares of the Fund are also sold to the following:


o the FutureFunds Series Account and Maxim Series Account, which are separate accounts established by GWL&A to receive and invest premiums paid under other variable annuity contracts issued by GWL&A,

o the TNE Series (k) Account of New England Life Insurance Company to fund benefits under other variable annuity contracts,


o the Pinnacle Series Account of GWL&A to fund variable life insurance policies, o other separate accounts of GWL&A, its affiliates and other insurance companies, and o certain qualified retirement plans.


It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund at the same time. Although disadvantages are not currently foreseen, the Board of Directors of the Fund intends to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of the Fund's shares by one or more of GWL&A's separate accounts which could have adverse consequences. For example, material conflicts could result from changes in state insurance laws, changes in Federal income tax laws, changes in the investment management of any Eligible Fund, or differences in voting instructions between those given by policyowners and those given by contract owners.


Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of the Eligible Funds will achieve their stated objectives.

The Contracts
Application and Initial Contribution
The first step to purchasing a Contract is to fill out your application and forward it to our Administrative Offices along with your initial Contribution. Depending on your state of residence, there are generally three ways you can purchase a Contract:

o  with rollover proceeds from qualified plans, such as 401(k) plans,
o  with rollover proceeds from other eligible rollover sources, or
o  with earned income.

The Contract may also be purchased for an IRA Program for your spouse.

There is no minimum initial Contribution if you purchase the Contract with eligible rollover proceeds. Otherwise, the minimum initial amount needed to purchase the Contract is $250.

If your application is complete, your Contract will be issued and your initial Contribution will be credited within two business days of receipt at our Administrative Offices. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, we will contact you by telephone to obtain the required information. If we are able to complete your application within five business days of our receipt of your incomplete application, we will credit your initial Contribution within two business days of the application's completion. If we cannot complete your application within five business days after we receive it, we will immediately return your application and initial Contribution. If you provide consent, we will retain your initial Contribution and credit it as soon as we have completed your application.

Free Look Period
During the free look period, you may cancel your Contract within twenty days (or longer where required by law) after you receive it. During the free look period, all Contributions you have instructed us to allocate to the Investment Divisions will be allocated pursuant to your instructions.

During the free look period, you may change the Investment Divisions in which you would like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.

Any returned Contracts will be void from the date we issued the Contract to you. The sum of any Contributions you have made, less withdrawals, will be refunded to you. Any investment gains or losses arising during this period shall accrue to or be borne by us.

If you exercise the free look privilege, you must return the Contract to us at our Administrative Offices. To cancel a Contract we must receive it personally or postmarked by the expiration of the free look period.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Annuity Commencement Date or the date you begin receiving payments under a periodic payment option. There is no minimum Contribution amount if Contributions are being made with eligible rollover proceeds. Otherwise, the minimum ongoing Contribution amount is $250.

Contract Value
Before the Annuity Commencement Date, your Contract Value is the sum of your Variable and Guaranteed Sub-Accounts.

Before your Annuity Commencement Date, your Variable Account Value is the total dollar amount of all Accumulation Units credited to you from each Investment Division in which you have invested money. When you allocate Contributions or make Transfers to an Investment Division, we credit you with Accumulation Units of that Division. We determine the number of Accumulation Units credited to you by dividing the amount of your Contribution or Transfer by the Investment Division's Accumulation Unit value on the Valuation Date your Contribution is received or Transfer is processed.


We determine each Investment Division's Accumulation Unit value on each Valuation Date as of the close of the New York Stock Exchange (generally 4:00 p.m. ET). We multiply the Division's Accumulation Unit value on the immediately preceding Valuation Date by the Division's Net Investment Factor to arrive at the current Valuation Date's Accumulation Unit value. Each Investment Division's Accumulation Unit value is expected to change on a daily basis due to, among other things, the investment experience of the Eligible Fund in which the Investment Division invests and the deduction of the Mortality and Expense Risk Charge. We use the Net Investment Factor to determine the amount of this change, if any. The formula we use to calculate the Net Investment Factor is described in Appendix B. On any given Valuation Date, an Investment Division's Net Investment Factor may be greater than, less than or equal to one. This means that an Investment Division's Accumulation Unit value on that Valuation Date may increase, decrease or remain unchanged.


Transfers
At any time before the Annuity Commencement Date, you can transfer all or a portion of your Contract Value among and between the Investment Divisions and/or the Fixed Option by Request. Transfer Requests can only be made by the Contract Owner. A Transfer generally will be effective on the date the Request is received if received before 4:00 p.m. ET, unless your Request designates some later date. A Transfer Request we receive after 4:00 p.m. ET will be considered received on the next following Valuation Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers involving the Fixed Options, as more fully described in your Contract.


You can make Transfer Requests by telephone if you have completed and sent to us a Telephone Request Form. The Form may be obtained by contacting our Administrative Offices. Telephone Transfers completed before 4:00 p.m. ET will be effective on that day at that day's unit values. Calls completed after 4:00 p.m. ET will be made on the next Valuation Date, at that day's unit values. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine such as:


o requiring some form of personal identification prior to acting on instructions, o providing written confirmation of the transaction, and/or o tape recording the instructions given by telephone.


If we follow these procedures, we will not be liable for any loses due to unauthorized or fraudulent telephone instructions. We reserve the right to suspend telephone privileges at any time, for some or all Contracts, and for any reason.


Cash Withdrawals

You may withdraw all or part of your Contract Value at any time before the Annuity Commencment Date by submitting a written withdrawal Request to our Administrative Offices. The amount payable to you if you surrender your Contract is your Contract Value as determined on the Valuation Date we receive your Request. If you surrender your Contract, that is, make a withdrawal of your entire Contract Value, all rights under the Contract will terminate. You should know that you can apply amounts payable upon surrender to an annuity payment option instead of taking a lump sum.


If you request a partial withdrawal, your Contract Value will be reduced by the dollar amount withdrawn. Partial withdrawals are unlimited. You must specify the Investment Divisions or Fixed Options from which the withdrawal is to be made. If we receive your request for a partial withdrawal less then 30 days before your Annuity Commencement Date, we may, at our option, delay the Annuity Commencement Date for up to 30 days. You should know that you may have to pay Premium Tax upon making a surrender or partial withdrawal.

Amounts payable to you upon a surrender or partial withdrawal attributable to your Variable Account will be paid within seven days of our receipt of your Request. However, we may postpone payment of these amounts for any longer period as permitted by the Securities and Exchange Commission.

If you surrender your Contract during the first twelve months after you purchased it, we will assess a $50.00 administrative fee. Similarly, if you make a partial withdrawal during that first twelve months, we will assess a $25.00 administrative fee. In addition, you may be required to pay taxes on amounts you receive from a surrender or partial withdrawal, including a 10% penalty tax.


Please refer to your Contract for additional restrictions that may apply to withdrawals involving your Guaranteed Sub-Account.


Charges and Deductions
Contract Maintenance Charge

We deduct $30 from your Contract Value if your Contract Value is less than $5,000 on December 31 of any year. We will assess this fee only if your Contract was issued on or after July 8, 1998, and the assessment of the fee has been approved by the insurance regulatory authorities of your state of residence. We assess this charge during the second quarter after December 31 of any year on which your Contract Value was less than $5,000.


Sales Charge
We do not impose any sales charges.

Administrative Fee
We impose a $50 charge if you surrender your Contract during the first 12 months after it was issued to you. We do not assess this charge, however, if you cancel your Contract during the free look period. We impose a $25 charge if you make a partial withdrawal during the first 12 months after the Contract was issued to you.

Premium Taxes
The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change. These Premium Taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

We presently make no deduction from Contributions for Premium Taxes; however, we reserve the right to make such deductions from Contributions, the Contract Value upon the annuity date, and surrender or partial withdrawal amounts or periodic payment amounts.

Mortality and Expense Risk Charge
We deduct from each Investment Division's Accumulation Unit value an amount, computed daily, a mortality and expense risk charge which is equal to an annual rate as described below. This charge is intended to compensate us for the mortality and expense risks we assume under the Contracts.

The level of the mortality and expense risk charge applicable to your Contract during the first calendar year will be based upon your initial Contribution, in accordance with the schedule set forth below. The amount of this charge in subsequent calendar years will be based upon your Contract Value as of December 31 of the previous calendar year, in accordance with the schedule.

 -------------------------- --------------------------
     M & E Risk Charge           Contract Value
 -------------------------- --------------------------
 -------------------------- --------------------------
           0.75%               From $0 - 9,999.99
 -------------------------- --------------------------
 -------------------------- --------------------------
           0.50%            From $10,000 - 24,999.99
 -------------------------- --------------------------
 -------------------------- --------------------------
           0.25%            From $25,000 - 49,999.99
 -------------------------- --------------------------
 -------------------------- --------------------------
           0.00%            From $50,000 and greater
 -------------------------- --------------------------

Since we determine the level of the mortality and expense risk charge based on your December 31 Contract Value, you should monitor your Contract Value closely to ensure that, to the extent possible, you are taking advantage of the lowest possible level of the charge. Each level of this charge is guaranteed and will not be increased.

Eligible Fund Expenses

Your Variable Account Value reflects the value of Eligible Fund shares and, therefore, the fees and expenses paid by the Eligible Fund. A complete description of the fees, expenses and deductions from the Eligible Funds is found in the accompanying Prospectus for each Eligible Fund.


Death Benefit
We will pay a death benefit to your beneficiary upon our receipt of proof of your death if your death occurs before the Annuity Commencement Date. The death benefit, if any, will be your Contract Value as of the date of your death.

If you die after the Annuity Commencement Date, the remaining portion of your interest will continue to be distributed at least as quickly as under the method of distribution being used before your death.

If you die before the Annuity Commencement Date, we will complete distribution of your entire interest within five years of your date of death, except to the extent that you make an election to receive distributions in accordance with one of the following:

o If your interest is payable to a designated beneficiary, then your whole interest may be distributed over the life or life expectancy of that beneficiary or over a period not extending beyond the life expectancy of the beneficiary beginning not later than one year after your date of death.

o If the only designated beneficiary is your surviving spouse, the date distributions are required to begin under the above cannot be earlier than the later of (1) December 31 of the year right after the year in which you died or (2) December 31 of the year in which you would have reached age 70 1/2.

If the designated beneficiary is your surviving spouse, your spouse may treat the Contract as his or her own IRA. This election will be considered to have been made if your surviving spouse makes a regular IRA contribution to the Contract, makes a rollover to or from such Contract, or fails to choose any of the above provisions.


We compute life expectancy by using the expected return multiples in Tables V and VI of section 72-9 of the Internal Revenue Code of 1986, as amended (the "Code"), and applicable regulations. For purposes of distributions that begin after your death, life expectancies will be recalculated annually, unless your surviving spouse elects otherwise by the time distributions are required to begin. Such an election will be irrevocable by your surviving spouse and will apply to all subsequent years. In the case of any other designated beneficiary, life expectancies will be calculated using the attained age of that beneficiary in the year in which distributions are required to begin under this section. In that case, payments for any subsequent calendar year will be calculated based on such life expectancy decreased by one for each year which has passed since the year life expectancy was first calculated.

Distributions under this section are considered to have begun if they are made on account of you reaching your required beginning date or if, before your required beginning date, distributions irrevocably begin to you over a period allowed and in an annuity form acceptable under section 401(a)(9) of the Code and applicable regulations.


You may designate or change a beneficiary by filing a Request with GWL&A at its Administrative Offices. Each change of beneficiary that you make revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

o if there is more than one primary surviving beneficiary, your Contract Value will be shared equally among them,

o if any primary beneficiary dies before you, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally,

o if there is no surviving primary beneficiary, your Contract Value will pass to any surviving contingent beneficiary, and if more than one contingent beneficiary, will be shared equally among them,

o if no beneficiary survives you, your Contract Value will pass to your estate, or

o if the designation of the beneficiary was not adequately made, your Contract Value will pass to your estate.

Annuity Options
You can choose an Annuity Commencement Date and the form of annuity payments ("Annuity Options") at any time during the Accumulation Period. The Annuity Commencement Date you elect generally must, to avoid the imposition of an excise tax, not be later than April 1 of the year right after the year in which you attain age 70 1/2 without regard to your actual retirement date or termination of employment date. It is your responsibility to file the necessary Request with GWL&A.

You may postpone or accelerate your Annuity Commencement Date, or change any of your Annuity Option elections, by sending a Request to our Administrative Offices up to 30 days before the existing Annuity Commencement Date. If any Annuity Commencement Date you have elected would be less than 30 days from the date your Request is received, we may delay the date you have elected, but not by more than 30 days.

The Contract provides for the Annuity Options described below, as well as other Annuity Options that we may choose to make available in the future. Except as otherwise noted, the Annuity Options provide for payments on a variable, fixed or combination basis. You may elect more than one Annuity Option. If you do not elect an Annuity Option, your Contract automatically provides for a variable life annuity (with respect to the variable portion of your Contract) and/or a fixed life annuity (with respect to the fixed portion of your Contract) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based on the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

o       Option No. 1:  Fixed Life Annuity

This option provides an annuity payable monthly during the lifetime of the Annuitant. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died before the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

o    Option No. 2: Fixed Life Annuity with Payments  Guaranteed  for  Designated
     Periods

This option provides monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. Under this option, there is a guarantee that if, at the death of the Annuitant, payments have been made for less than the designated period, the beneficiary will receive payments for the rest of the period. The designated period may be 5, 10, 15, or 20 years.

o Option No. 3: Joint and One-Half Survivor (available only as fixed dollar payments)

This option provides an annuity payable during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the annuitant, and while only the designated second person is alive, the amount payable will be one-half of the amount paid while both were living. It would be possible under this option for the annuitant and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

o Option No. 4: Income of Specified Amount (available only as fixed dollar payments)

Under this option, the amount of the periodic benefit may be paid in equal annual, semiannual, quarterly, or monthly installments in the dollar amount elected, provided that the annuity payment period is not less than 36 months nor more than 240 months.

o Option No. 5: Income for Specified Period (available only as fixed dollar payments)

Under this option, payments are paid annually, semi-annually, quarterly or monthly, as elected, for a selected period of not less than 36 months nor more than 240 months.

o       Option No. 6:  Fixed Life Annuity with Installment Refund Period

Under this payment option, monthly payments will be paid for the life of the Annuitant or until the sum of the payments made equals the amount applied, whichever is greater. This option may not be available in all states or under your Contract.

Variable Annuity Payments
Variable annuity payments will be determined on the basis of:

o       the Variable Account Value prior to the Annuity Commencement Date;

o       the annuity tables contained in the Contract which reflect your age;

o       the type of annuity option(s) selected; and

o the investment performance of the Eligible Funds after the Annuity Commencement Date.

You receive the value of a fixed number of Annuity Units each month.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Variable Sub-Account on which variable annuity payments are based. We calculate the number of Annuity Units for each Variable Sub-Account by dividing the amount of the first monthly payment by the value of an Annuity Unit on the fifth Valuation Period before the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of the units will vary with the performance of the Eligible Fund.


The dollar amount of the first monthly Variable Annuity payment is determined by applying the total value of the Accumulation Units credited to the Contract Value on the fifth Valuation Period before the Annuity Commencement Date to the annuity tables contained in the Contract. Amounts shown in the tables are based on the 1983 Table (a) for Individual Annuity Valuation with an assumed investment return at the rate of 3.0% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Variable Account Value. These annuity tables vary according to the form of annuity selected and according to your age at the Annuity Commencement Date.

The 3.0% interest rate stated above is the measuring point for subsequent Variable Annuity payments. If the actual Net Investment Factor (annualized) exceeds 3.0%, the payment will increase at a rate equal to the amount of this excess. However, if the actual rate is less than 3.0%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would increase more slowly or decrease more rapidly.


The amount of subsequent payments is determined by multiplying the number of Annuity Units to be paid by the appropriate Annuity Unit value on the fifth Valuation Period before the date the payment is due. The Annuity Unit value at the end of any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the product of:

o the Net Investment Factor of the Variable Sub-Account for the Valuation Period for which the Annuity Unit is being determined, and

o a factor of .999932 to neutralize the assumed investment return of 3.0% per year used in the annuity table.

The value of the Annuity Units is determined as of a Valuation Period five days before the payment in order to allow the calculation of the amount of annuity payments and the mailing of checks before their due date.

Fixed Annuity Payments
The guaranteed level of fixed annuity payments will be determined on the basis of:

o the Guaranteed Account Value, as of the Annuity Commencement Date, less Premium Tax, if any,

o the annuity tables contained in the Contract which reflect your exact age on which payments commence, and

o       the type of annuity option(s) elected.

The payment amount may be greater, however, if we are using a more favorable table on your Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value will be applied to the Variable Annuity option elected and the Guaranteed Account Value will be applied to the Fixed Annuity option.


Proof of Age and Survival
We may require proof of age and survival from any payee if payments depend on that payee's age or survival.

Frequency and Amount of Annuity Payments
Variable annuity payments will be paid as monthly installments. Fixed annuity payments will be paid annually, semiannually, quarterly or monthly, as requested. However, if any payment to be made under any annuity option will be less than $100 we may make the payments in the most frequent interval which produces a payment of at least $100. If the net amount available to apply under any Annuity Option is less than $2,000, we may pay it in one lump sum. The maximum amount that may be applied under an Annuity Option without the prior written consent of GWL&A is $1,000,000.

Periodic Payment Options
We offer two distribution options that are not considered Annuity options: The Estate Maximizer Option ("EMO") and the Flexible Payment Option ("FPO"). These options are available to any Contract Owner, but with respect to the EMO, you must be at least age 70 1/2.

Since EMO and FPO are not Annuity options, your Contract remains in the Accumulation Period and retains all rights and flexibility described in this Prospectus. When we make payments to you under these options, the value of Accumulation Units canceled will be withdrawn in the same order that the Contributions were applied to your Contract and on a pro rata basis; that is, proportioned across the Investment Divisions to which you have allocated your Contributions.

Distributions from a periodic payment option before age 59 1/2 may be subject to an early withdrawal penalty under the Internal Revenue Code. Distributions after age 59 1/2 will not be subject to penalties as long as payments are substantially level and are paid over a period of not less than five years.

All payments made to you when you reach age 70 1/2 from any periodic payment option must comply with the Internal Revenue Code's minimum distribution regulations.

We reserve the right to discontinue the availability of these distribution options and to change the terms for future elections.

Once you elect an option, you may revoke it at any time by submitting a Request to our Administrative Offices. Any revocation you make will apply only to the amounts that have not yet been paid. Once you revoke an EMO or FPO, you may not elect it again.

If any periodic payment will be less than $100, we may make the payments in the most frequent interval which produces a payment of at least $100.

FPO is different from EMO in the following ways:

o FPO payments are made for a fixed dollar amount or a fixed time period whereas EMO payments vary in dollar amount and can continue indefinitely during your lifetime, and

o   generally, FPO payments will be higher than expected EMO payments.

You should carefully assess your future income needs when considering the election of these distribution options.

Estate Maximizer Option ("EMO")
We will calculate and distribute an annual amount using the method contained in the Internal Revenue Code's minimum distribution regulations. You specify the initial distribution date. Subsequent distributions will be made on the 15th of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow. The annual distribution is determined by dividing your Contract Value by a life expectancy factor from tables designated by the Internal Revenue Service. The factor will be based on either your life expectancy or the joint life expectancy of you and your spouse and will be redetermined for each year's distribution. The Contract Value to be used in this calculation is your Contract Value on the December 31 before the year in which the EMO payment is being made. This calculation will be changed, if necessary, to conform to changes in the Internal Revenue Code or applicable regulations.

Flexible Payment Option ("FPO")
FPO payments are available on a monthly, quarterly, semiannual or annual basis. You specify the initial distribution date. Subsequent distributions will be made on the 15th of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow.

You may elect one of two methods of distribution for payments from Variable Sub-Accounts:

o    Specified Payment - payments of a designated dollar amount.
     The dollar amount chosen must be greater than or equal to the minimum distribution amount allowed by the Internal Revenue Code and applicable regulations. Your Contract Value on December 31 before the year for which the payment is being made will be used in this calculation. Payments will stop on the earlier of:

o     the date the amount you elected to be paid has been reduced to zero, or

o     your Contract Value is zero.

o Specified Period - payments for a designated time period. The annual distribution amount must be greater than or equal to the minimum distribution amount required by the Internal Revenue Code and applicable regulations. Each annual distribution is determined by dividing your Contract Value by the number of years remaining in the elected period. Your Contract Value on December 31 before the year for which the payment is being made will be used in this calculation. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. The specified period must be at least three years, but not greater than the Annuitant's life expectancy factor. Payments will stop on the earlier of:

o    the date the amount you elected to be paid has been reduced to zero, or

o    your Contract Value is zero.

For purposes of determining the amount to be distributed under each of these distribution methods, life expectancy will be recalculated annually based on
Section 401(a)(9) of the Internal Revenue Code or applicable regulations.

Federal Tax Consequences
The ultimate effect of federal income taxes on your Contract Value, on annuity payments and on the economic benefit to you, the beneficiary or other payee depends on GWL&A's tax status, and upon the tax and employment status of the individual concerned. The discussion which follows is general in nature and is not intended as tax advice. No representation is made regarding the likelihood of the continuation of present federal income tax law or of the current interpretations of the Internal Revenue Service. No discussion of state or other tax laws is provided. FOR FURTHER INFORMATION, CONSULT A QUALIFIED TAX ADVISER.

Taxation of GWL&A
GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with Part I of Subchapter L of the Internal Revenue Code. The Series Account is taxed as a part of GWL&A; not as a "regulated investment company" under Part I of Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and are taken into account in determining the Contract Value. Under existing federal income tax law, such amounts do not generally result in any tax to GWL&A which will be chargeable to the Contract Owner or the Series Account. GWL&A reserves the right to make a deduction from your account balance for taxes, if any, imposed with respect to such items in the future.

Individual Retirement Annuities (IRAs)
In general, set forth below are some comments concerning the federal income taxation of IRAs under Sections 72 and 408 of the Internal Revenue Code. It should be understood that the following discussion is not exhaustive, and that special rules may apply to certain situations not discussed here. You and your beneficiaries are responsible for determining that Contributions, distributions and other transactions with respect to the Contract comply with applicable laws.

To qualify as an IRA under Section 408 of the Internal Revenue Code, the Annuitant must at all times be the owner of the Contract. Your entire interest is nonforfeitable and nontransferable. Contributions may not exceed the limitations allowable under the Internal Revenue Code. You may not borrow from the Contract or pledge the annuity or any portion of it as security for a loan. If you borrow money under the Contract, including a policy loan, the Contract ceases to qualify as an IRA as of the first day of the year, and the fair market value of the Contract is includable in your gross income for the year. If you pledge any portion of the Contract as security for a loan, that portion is deemed distributed on the first day of the year in which the pledge was made and is includible in your gross income.


Generally, a Contract Owner who is a natural person is not taxed on increases (if any) in the value of the Contract until a distribution occurs. Internal Revenue Code Section 408(d)(1) provides that distributions from IRAs, including total or partial withdrawals and annuity payments, are generally taxed for federal income tax purposes under Code Section 72. Under these rules, a portion of the distribution may be excludable from income if any nondeductible contributions were made. However, if Contributions to an IRA were entirely from pre-tax contributions, the entire amount distributed will be taxable to the Contract Owner as ordinary income in the year distributed. There is no special averaging treatment for lump sum distributions.


Rollovers

Generally, you may receive a distribution of any amount from an IRA and within 60 days roll that amount, or any part of it, over into any other IRA. Amounts properly rolled over will not be included in gross income until a distribution is taken from the new IRA, although such amounts are subject to mandatory withholding of 20%. Only one rollover from a particular IRA to any other IRA may be made in any one-year period. Certain other restrictions apply.


You may receive a distribution from an IRA and within 60 days roll it over into a qualified plan, only if all the funds in the IRA are attributable to a previous rollover distribution from a qualified plan. Similarly, you may receive a distribution from an IRA and within 60 days roll it over into a plan described under Section 403(b) of the Internal Revenue Code, only if all the funds in the IRA are attributable to a previous rollover distribution from such a plan. If you mix a rollover contribution from a qualified plan with other contributions or funds from other sources, the right to roll it back into a qualified plan is forfeited.

Required Beginning Date/Minimum Distribution Requirements
Your entire interest in the Contract typically must be distributed, or begin to be distributed, by April 1 following the year in which you reach age 70 1/2. Required distributions must be made over a period not exceeding your life expectancy or the joint lives of you and your designated beneficiary. If the amount distributed does not meet the minimum distribution and incidental death benefit requirements of Internal Revenue Code Section 401(a)(9) and the regulations thereunder, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed on you.

Premature Withdrawals
Distributions made before you reach age 59 1/2 are premature distributions and ordinarily are subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, the penalty tax will not apply to distributions that are:

o    made to a beneficiary or your estate on or after your death,

o attributable to you being disabled within the meaning of code Section 72(m)(7), or

o made as a part of a series of substantially equal periodic payments (at least annually) for your life or life expectancy or the joint lives or life expectancies of you and your designated beneficiary.

If the last exemption above applies at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability), before you reach age 59 1/2 or, within five years of the date of the first payment, whichever is later, you are liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs.

Other exemptions may apply. For more details, consult a qualified tax adviser.

Distributions on Death of Contract Owner

If you die on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of your death.


If you die before the date annuity payments start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated beneficiary, the distributions may be paid over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as payments start within one year of your death. If the sole designated beneficiary is your spouse, the Contract may be continued in the name of the spouse as Contract Owner.

A surviving spouse, who is your beneficiary, may elect to treat the entire annuity as his or her own IRA regardless of whether distributions had begun to you or have begun to the surviving spouse. As the new Contract Owner, the surviving spouse may make contributions to the IRA and make rollovers from it. Such an election is deemed made if any amounts required to be distributed on your death under these rules have not been distributed or any additional amounts are contributed to the annuity.

Federal Income Tax Withholding on Distributions
Taxable distributions from an IRA are generally subject to income tax withholding in the following manner:

o If the distribution is in the form of an annuity or similar periodic payments, amounts are withheld as though each distribution were a payment of wages.

o In the case of any other kind of distribution, a flat 10% will be withheld, unless the recipient elects not to have the tax withheld.


o    The recipient may not elect to have any tax withheld.


Performance Related Information
From time to time, the Series Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's historical performance only and is not intended to indicate future performance. Below are tables of performance related information for each of the four levels of the Mortality and Expense Risk Charge that may be assessed under the Contracts. For the "Inception Date" of a particular Investment Division see the Total Return tables below.

--------------------------------- ------------------------------- -------------------------------
      Investment Division                     Yield                      Effective Yield
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

     Maxim Money Market a*                    5.04%                           5.16%

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

     Maxim Money Market o*                    5.66%                           5.82%

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

     Maxim Money Market u*                    5.91%                           6.08%

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

     Maxim Money Market z*                    6.16%                           6.35%

--------------------------------- ------------------------------- -------------------------------


Yield and effective Yield for the Money Market Investment Division is for the 7-day period ended December 31, 2000. Yield calculations take into account recurring charges against the Series Account and the Money Market Portfolio. All yield and effective yield information is annualized.

The following table illustrates standardized average annual total return for the periods ended December 31, 2000 and cumulative total return since inception.


Total Return

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

  Investment Divisions a*    Date of Inception    1 Year Average      5 Year Average      Average Annual     Cumulative Total
                                                   Annual Total        Annual Total        Total Return        Return Since
                                                      Return              Return         Since Inception        Inception

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim INVESCO ADR              June 1, 1995           -5.87%                5.13%               5.10%              32.03%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Index 600                June 1, 1995           9.02%                 9.86%              11.67%              85.29%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Growth Index             July 24, 1995         -23.23%               15.07%              17.04%             135.47%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Loomis Sayles                                   22.36%               13.01%              15.62%             119.52%
Small-Cap Value               August 3, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Stock Index              June 1, 1995           -8.97%               16.34%              17.51%             146.44%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Ariel Small-Cap Value                           25.24%               12.99%              13.76%             102.59%
                               July 12, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Founders Growth &                              -20.50%                7.34%               8.37%             54.91%
Income                         July 24, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Value Index              July 12, 1995          4.18%                15.49%              17.04%             136.77%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim U.S. Government                                 9.47%                 5.01%               5.37%              33.20%
Mortgage Securities            July 12, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Bond Index               July 24, 1995          10.04%                4.36%               4.85%              29.43%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Loomis Sayles                                   3.43%                 5.93%               7.18%              45.82%
Corporate Bond                 July 24, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Short-Term Maturity                             6.05%               N/A                   4.46%              23.31%
Bond                          March 13, 1996

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Money Market             July 5, 1995           4.87%                 4.10%               4.11%              24.75%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim T. Rowe Price MidCap                            6.15%               N/A                  17.15%             74.23%
Growth                         June 30, 1997

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

  Investment Divisions o*    Date of Inception    1 Year Average      5 Year Average      Average Annual     Cumulative Total
                                                   Annual Total        Annual Total        Total Return        Return Since
                                                      Return              Return         Since Inception        Inception

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim INVESCO ADR              June 1, 1995           -5.28%                5.79%               5.66%              36.03%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Index 600                June 1, 1995           9.70%                10.54%              12.35%              91.74%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Growth Index             July 24, 1995         -22.75%               15.79%              17.77%             143.65%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Loomis Sayles                                   23.12%               13.72%              16.35%             127.15%
Small-Cap Value               August 3, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Stock Index              June 1, 1995           -8.40%               17.06%              18.14%             153.90%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Ariel Small-Cap Value                           26.02%               13.70%              14.48%             109.70%
                               July 12, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Founders Growth &                              -20.00%                8.01%               9.05%             60.29%
Income                         July 24, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Value Index              July 12, 1995          4.83%                16.21%              17.78%             145.01%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim U.S. Government                                 10.16%                5.66%               6.13%              38.55%
Mortgage Securities            July 12, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Bond Index               July 24, 1995          10.73%                5.01%               5.62%              34.64%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Loomis Sayles                                   4.08%                 6.59%               7.97%              51.78%
Corporate Bond                 July 24, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Short-Term Maturity                             6.71%               N/A                   5.22%              27.72%
Bond                          March 13, 1996

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Money Market             July 5, 1995           5.52%                 4.71%               4.31%              26.10%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim T. Rowe Price MidCap                            6.81%               N/A                  17.89%             78.07%
Growth                         June 30, 1997

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------


---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

  Investment Divisions u*    Date of Inception    1 Year Average      5 Year Average      Average Annual     Cumulative Total
                                                   Annual Total        Annual Total        Total Return        Return Since
                                                      Return              Return         Since Inception        Inception

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim INVESCO ADR              June 1, 1995           -5.04%                6.06%               5.89%              37.70%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Index 600                June 1, 1995           9.97%                10.82%              12.64%              94.47%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Growth Index             July 24, 1995         -22.55%               16.08%              18.08%             147.10%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Loomis Sayles                                   23.43%               14.00%              16.65%             130.28%
Small-Cap Value               August 3, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Stock Index              June 1, 1995           -8.17%               17.36%              18.44%             157.50%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Ariel Small-Cap Value                           26.34%               13.98%              14.77%             112.66%
                               July 12, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Founders Growth &                              -19.80%                8.29%               9.34%             62.56%
Income                         July 24, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Value Index              July 12, 1995          5.10%                16.50%              18.08%             148.48%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim U.S. Government                                 10.43%                5.93%               6.41%              40.52%
Mortgage Securities            July 12, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Bond Index               July 24, 1995          11.01%                5.27%               5.69%              35.15%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Loomis Sayles                                   4.34%                 6.86%               8.00%              52.07%
Corporate Bond                 July 24, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Short Term Maturity                             6.98%               N/A                   5.52%              29.47%
Bond                          March 13, 1996

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Money Market             July 5, 1995           5.78%                 5.01%               4.65%              28.37%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim T. Rowe Price MidCap                            7.08%               N/A                  18.18%             79.66%
Growth                         June 30, 1997

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

  Investment Divisions z*    Date of Inception    1 Year Average      5 Year Average      Average Annual     Cumulative Total
                                                   Annual Total        Annual Total        Total Return        Return Since
                                                      Return              Return         Since Inception        Inception

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim INVESCO ADR              June 1, 1995           -4.81%                6.32%               6.16%              39.64%


---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Index 600                June 1, 1995           10.25%               11.10%              12.92%              97.22%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Growth Index             July 24, 1995         -22.36%               16.37%              18.38%             150.58%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Loomis Sayles                                   23.74%               14.29%              16.96%             133.62%
Small-Cap Value               August 3, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Stock Index              June 1, 1995           -7.94%               17.65%              18.74%             161.12%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Ariel Small-Cap Value                           26.65%               14.27%              15.06%             115.65%
                               July 12, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Founders Growth &                              -19.60%                8.56%               9.62%            64.85%
Income                         July 24, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Value Index              July 12, 1995          5.36%                16.79%              18.38%             151.98%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim U.S. Government                                 10.71%                6.20%               6.68%              42.50%
Mortgage Securities            July 12, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Bond Index               July 24, 1995          11.28%                5.54%               6.16%              38.49%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Loomis Sayles                                   4.60%                 7.13%               8.52%              56.10%
Corporate Bond                 July 24, 1995

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Short Term Maturity                             7.24%                N/A                5.48%               29.23%
Bond                          March 13, 1996

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim Money Market             July 5, 1995           6.05%               5.28%               5.30%               32.81%

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------

Maxim T. Rowe Price MidCap                            7.34%                N/A                18.48%              81.24%
Growth                         June 30, 1997

---------------------------- ------------------ ------------------- ------------------- ------------------- -------------------
-----------
Mortality & Expense Risk Charge                                  Contract Value
        a* =          0.75%                               $0 - $9,999.99
        o* =          0.50%                               $10,000 - $24,999.99
        u* =          0.25%                               $25,000 - $49,999.99
        z* =          0.00%                               $50,000 and greater



The Series Account may include performance information about the Investment Divisions in advertisements or other sales material.

When we advertise the total return of one of these Investment Divisions, it will be shown as average annual total return for one year, five years, and ten years or since its inception if the Investment Division has not been in existence for at least ten years. Average annual total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). In calculating average annual total return, it is assumed that the entire value of the Investment Division will be distributed on the last day of the period. In addition to average annual total return, we may also advertise cumulative total return, year-by-year total return or total return of the Eligible Funds prior to their availability in the Series Account.

For the Money Market Investment Division, yield means the income generated by an investment in the Money Market Investment Division over a certain seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" of the Money Market Investment Division is calculated similarly but, when annualized, the income earned by an investment in the Money Market Investment Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The yield and effective yield calculations for the Money Market Investment Division include all recurring charges under the Contract, and is lower than yield and effective yield of the corresponding Money Market Portfolio, which does not have comparable Contract charges. Total return for the Investment Divisions include all charges under your Contract, and likewise, is lower than total return of the corresponding Eligible Funds which have no comparable Contract charges.

For more complete information on the method used to calculate yield, effective yields, and total return of the respective Investment Divisions, see the Statement of Additional Information.

Voting Rights
To the extent required by applicable law, GWL&A will vote the shares of the Eligible Funds held by the Investment Divisions of the Series Account at regular and special meetings of shareholders of the Fund in accordance with instructions received from Contract Owners. If, however, the Investment Company Act of 1940 or any regulation should be amended, or if the present interpretation of that Act should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest relating to the Eligible Fund shares attributable to your Variable Sub-Account. After annuity payments begin under a variable annuity option, the payee will have the voting interest.

The number of votes which you have the right to cast will be determined by applying your percentage interest in an Investment Division to the total number of votes attributable to that Investment Division. In determining the number of votes, fractional shares will be recognized. During the annuity payment period, the number of votes attributable to your Contract will decrease as the assets held to fund the annuity payments decrease.

Shares for which we do not receive timely instructions and shares held by us as to which Contract Owners have no beneficial interest will be voted in the same proportion as the voting instructions which have been received. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.


Each person having a voting interest will receive proxy materials, reports and other materials relating to the applicable underlying Eligible Fund.


Distribution of the Contracts

One Orchard Equities, Inc. ("One Orchard"), 8515 East Orchard Road, Greenwood Village, Colorado 80111, is the principal underwriter and the distributor of the Contracts. One Orchard is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Applications for the Contracts will be solicited by duly licensed insurance agents of GWL&A who are registered with One Orchard. One Orchard is an affiliate of Great-West.


No commissions will be paid to any person for the sale of Contracts.

Amendment of Contracts
We reserve the right to amend the Contract without the consent of any person in order to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations, or to modify the annuity rates for future Contributions. We will notify you of any such changes.

Ownership
The Contract Owner has all rights under the Contract. By law, the assets of the Series Account are held for the exclusive benefit of the Contract Owners and their designated beneficiaries. These assets cannot be charged with liabilities that arise out of any other business we may conduct.

State Regulation

As a life insurance company organized and operated under Colorado law, we are subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. Our books and accounts are subject to review and examination by the Colorado Division of Insurance at all times.


Reports
We will furnish to you semi-annual and annual reports concerning the operations of the Investment Divisions. In addition, you will be furnished not less frequently than annually a statement of your Contract Value.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:


o    To operate the Series  Account in any form  permitted  under the Investment
     Company  Act of 1940 or in any other  form  permitted  by law.

o To transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts; or to add, combine or remove Investment Divisions of the Series Account.

o To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a Valuation Date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Adding and Discontinuing Investment Options
We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division.

When we inform you that we are discontinuing an Investment Division to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division before the effective date of the notice may be kept in those Investment Divisions, unless we receive an order from the Securities and Exchange Commission permitting us to substitute shares of a mutual fund for shares of the corresponding Eligible Fund.

If we decide to make new investment options available under the Contracts, in our sole discretion, we may or may not make those options available to you.

Substitution of Investments
Where we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the discontinued Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

Legal Matters
Certain legal matters relating to the federal securities laws have been passed upon for GWL&A by Jorden BurtLLP.

Registration Statement

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the Public Reference Room of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C.


Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

        1.  Custodian and Independent Auditors
        2.  Underwriter
        3.  Calculation of Performance Data
        4.  Financial Statements


Inquiries and requests for a Statement of Additional Information should be directed to GWL&A in writing at 8525 E. Orchard Road, Greenwood Village, Colorado 80111, or by telephoning GWL&A at (800) 338-4015.



                                   Appendix A

                                   APPENDIX A

                         Condensed Financial Information
                      Selected Data for Accumulation Units
                       Outstanding Throughout Each Period
                         For the Years Ended December 31

                     MAXIM MONEY MARKET INVESTMENT DIVISION

----------------------- --------------------------------------- ----------------------------------------

                                   2000 By Category                        1999 By Category

----------------------- --------------------------------------- ----------------------------------------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

                           A         O         U         Z         A         O         U          Z

----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Value at beginning of    $12.10    $11.95   $12.14    $12.52     $11.63    $11.46    $11.61    $11.95

period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Value at end of period   $12.74    $12.61   $12.84    $13.28     $12.10    $11.95    $12.14    $12.52


----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Increase (decrease)       .64       .66       .70       .76       .47       .49       .53        .57

in value of
Accumulation Units
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Number of               16,939.87 40,212.72 54,022.23263,252.68 19,672.11 54,003.74 108,972.59375,328.42

Accumulation Units
outstanding at end of
period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------------------------------------- ----------------------------------------

                                   1998 By Category                        1997 By Category

----------------------- --------------------------------------- ----------------------------------------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

                           A         O         U         Z         A         O         U          Z

----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Value at beginning of      $11.14   $10.93    $11.06   $11.36      $10.66   $10.47    $10.54    $10.79

period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Value at end of period     $11.63   $11.46    $11.61  $11.95       $11.14   $10.93    $11.06    $11.36


----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Increase (decrease)           .49      .53       .55      .59         .48      .46       .52       .57

in value of
Accumulation Units
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Number of               20,837.46 41,474.94 75,566.21226,071.77 12,004.78 26,660.24 32,201.63 80,773.05

Accumulation Units
outstanding at end of
period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------------------------------------- ----------------------------------------

                                   1996 By Category                        1995 By Category

----------------------- --------------------------------------- ----------------------------------------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

                           A         O         U         Z       A*(2)     O*(2)     U*(2)      Z*(2)

----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Value at beginning of      $10.23   $10.02    $10.05   $10.27     $10.00    $10.00    $10.00    $10.00

period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Value at end of period     $10.66   $10.47    $10.54   $10.79     $10.23    $10.02    $10.05    $10.27


----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Increase (decrease)           .43      .45       .49      .52        .23       .02       .05       .27

in value of
Accumulation Units
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------

Number of               9,449.98  12,173.70 15,907.3759,518.32  2,395.98    926.69  1,445.29  44,935.09

Accumulation Units
outstanding at end of
period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------


                      MAXIM BOND INDEX INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------

                                   2000 By Category                        1999 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of    $11.96    $12.16    $12.18   $12.45    $12.09    $12.26    $12.24     $12.48

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period   $13.21    $13.47    $13.52   $13.85    $11.96    $12.16    $12.18     $12.45


------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in    1.25      1.31      1.34     1.40     (.13)     (.10)      (.06)      (.03)
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   5,467.82 13,600.25 16,197.38 61,608.757,068.27  18,853.07 19,881.96  68,065.18
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1998 By Category                        1997 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of       $11.37  $11.51    $11.46    $11.66    $10.72   $10.82    $10.75     $10.91

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period      $12.09  $12.26    $12.24  $12.48      $11.37   $11.51    $11.46     $11.66


------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in         .72     .75       .78       .82       .65      .69       .71        .75
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   8,742.38 10,556.44 19,279.56 60,223.736,517.10  8,451.89  8,892.12   18,942.32
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1996 By Category                        1995 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z      A*(4)     O*(4)      U*(4)      Z*(4)

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of      $10.48   $10.55    $10.45    $10.58   $10.00    $10.00    $10.00     $10.00

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period     $10.72   $10.82    $10.75    $10.91   $10.48    $10.55    $10.45     $10.58

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in        .24      .27       .30       .32      .48       .55       .45        .58
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   4,019.39 5,887.41  2,497.98  14,123.28  756.56  1,298.14  2,523.64   7,411.72
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------



                      MAXIM STOCK INDEX INVESTMENT DIVISION

------------------------ ----------------------------------------- ------------------------------------------

                                     2000 By Category                          1999 By Category

------------------------ ----------------------------------------- ------------------------------------------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

                            A         O          U          Z         A          O          U          Z

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Value at beginning of    $27.54    $27.72    $28.04     $28.36     $23.18    $23.27     $23.48     $23.69

period
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Value at end of period   $25.17    $25.40    $25.75     $26.11     $27.54    $27.72     $28.04     $28.36

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Increase (decrease) in   (2.37)    (2.32)    (2.29)     (2.25)     4.36      4.45       4.56       4.67
value of Accumulation
Units

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Number of Accumulation   41,374.47 97,305.48 122,326.23 426,156.33 56,641.17 134,110.58 148,486.44 462,932.29
Units outstanding at
end of period

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ ----------------------------------------- ------------------------------------------

                                     1998 By Category                          1997 By Category

------------------------ ----------------------------------------- ------------------------------------------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

                            A         O          U          Z         A          O          U          Z

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Value at beginning of       $18.42   $18.45    $18.56     $18.68      $14.01   $14.00     $14.06     $14.11

period
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Value at end of period      $23.18   $23.27    $23.48     $23.69      $18.42   $18.45     $18.56     $18.68

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Increase (decrease) in        4.76     4.82      4.92       5.01        4.41     4.45       4.50       4.57
value of Accumulation
Units

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Number of Accumulation   57,660.73 123,326.43138,697.83 360,224.24 53,406.89 93,690.46  101,305.87 216,413.98
Units outstanding at
end of period

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ ----------------------------------------- ------------------------------------------

                                     1996 By Category                          1995 By Category

------------------------ ----------------------------------------- ------------------------------------------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

                            A         O          U          Z       A*(1)      O*(1)      U*(1)     Z *(1)

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Value at beginning of      $11.59    $11.55    $11.57     $11.58     $10.00    $10.00     $10.00     $10.00

period
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Value at end of period      $14.01   $14.00    $14.06     $14.11     $11.59    $11.55     $11.57     $11.58


------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Increase (decrease) in       2.42      2.45      2.49       2.53       1.59      1.55       1.57       1.58
value of Accumulation
Units

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------
------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------

Number of Accumulation   30,565.13 48,278.77 50,780.90  119,929.73 4,042.63  11,673.47  18,708.73  55,122.00
Units outstanding at
end of period

------------------------ --------- --------- ---------- ---------- --------- ---------- ---------- ----------


                MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES INVESTMENT DIVISION

------------------------ --------------------------------------- ---------------------------------------

                                    2000 By Category                        1999 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

                            A        O         U          Z         A        O          U         Z

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Value at beginning of    $12.37    $12.58    $12.73    $12.87    $12.40    $12.58    $12.69     $12.81

period
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Value at end of period   $13.60    $13.86    $14.05    $14.25    $12.37    $12.58    $12.73     $12.87

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Increase (decrease) in    1.23      1.28      1.32      1.38      (.03)     .00        .04       .06
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Number of Accumulation   15,168.8022,896.73 22,815.40 68,968.88  15,855.6327,784.66 28,714.60  114,042.30
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ --------------------------------------- ---------------------------------------

                                    1998 By Category                        1997 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

                            A        O         U          Z         A        O          U         Z

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Value at beginning of       $11.67  $11.80    $11.88    $11.95      $10.82  $10.92    $10.96     $11.00

period
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Value at end of period      $12.40  $12.58    $12.69    $12.81      $11.67  $11.80    $11.88     $11.95

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Increase (decrease) in         .73     .78       .81       .86         .85     .88       .92        .95
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Number of Accumulation   14,629.8320,647.77 33,304.47 108,890.83 8,773.99 15,501.18 17,934.40  37,775.13
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ --------------------------------------- ---------------------------------------

                                    1996 By Category                        1995 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

                            A        O         U          Z       A*(3)    O*(3)      U*(3)     Z*(3)

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Value at beginning of      $10.45   $10.52    $10.54    $10.55     $10.00   $10.00    $10.00     $10.00

period
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Value at end of period     $10.82   $10.92    $10.96    $11.00     $10.45   $10.52    $10.54     $10.55

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Increase (decrease) in        .37      .40       .42       .45        .45      .52       .54        .55
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------
------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------

Number of Accumulation   5,272.40 8,847.40  7,526.42  18,157.75  731.02   5,864.01  1,624.61   7,344.94
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- ---------- ---------


                       MAXIM INDEX 600 INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------

                                   2000 By Category                        1999 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of    $17.29    $17.48    $17.68   $17.89    $17.29    $15.71    $15.85     $15.99

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period   $18.92    $19.18    $19.45   $19.72    $17.29    $17.48    $17.68     $17.89


------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in    1.63      1.70      1.77     1.83      1.71      1.77      1.83       1.90
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   18,517.7723,264.38 23,789.95 70,560.4622,442.06 24,822.00 26,469.79  65,423.32
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1998 By Category                        1997 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of       $15.95  $16.04    $16.15    $16.25    $13.28   $13.33    $13.38     $13.43

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period   $15.58     $15.71    $15.85    $15.99    $15.95   $16.04    $16.15     $16.25


------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in        (.37)   (.33)     (.30)     (.26)     2.67     2.71      2.77       2.82
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   23,227.7828,845.27 31,905.16 61,018.7721,596.15 22,264.86 29,959.15  49,337.14
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1996 By Category                        1995 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z      A*(1)     O*(1)      U*(1)      Z*(1)

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of      $11.60   $11.62    $11.63    $11.65    10.00     10.00     10.00      10.00

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period     $13.28   $13.33    $13.38    $13.43   $11.60    $11.62    $11.63     $11.65

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in       1.68     1.71      1.75      1.78     1.60      1.62      1.63       1.65
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   13,245.3117,113.51 20,809.07 28,991.222,240.54  5,959.11  3,318.14   14,397.06
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------



                     MAXIM GROWTH INDEX INVESTMENT DIVISION

------------------------ ---------------------------------------- ----------------------------------------

                                    2000 By Category                         1999 By Category

------------------------ ---------------------------------------- ----------------------------------------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

                            A         O          U         Z         A         O         U          Z

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Value at beginning of    $31.19   $31.55     $31.91     $32.27    $24.77    $24.99    $25.21    $25.44

period
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Value at end of period   $24.03   $24.37     $24.71     $25.06    $31.19    $31.55    $31.91    $32.27


------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Increase (decrease) in   (7.16)   (7.18)     (7.20)     (7.21)    6.42      6.56      6.70      6.83
value of Accumulation
Units

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Number of Accumulation   54,103.95104,368.24 123,388.31 356,322.2275,452.51 131,008.46147,867.87400,784.24
Units outstanding at
end of period

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ ---------------------------------------- ----------------------------------------

                                    1998 By Category                         1997 By Category

------------------------ ---------------------------------------- ----------------------------------------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

                            A         O          U         Z         A         O         U          Z

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Value at beginning of       $18.18  $18.29     $18.41     $18.53     $14.17   $14.22    $14.28    $14.34

period
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Value at end of period      $24.77  $24.99     $25.21   $25.44       $18.18   $18.29    $18.41    $18.53


------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Increase (decrease) in        6.59    6.70       6.80       6.91       4.01     4.07      8.20      4.19
value of Accumulation
Units

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Number of Accumulation   64,431.56109,295.25 114,929.12 246,772.2443,323.40 65,415.29 68,910.66 113,708.46
Units outstanding at
end of period

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ ---------------------------------------- ----------------------------------------

                                    1996 By Category                         1995 By Category

------------------------ ---------------------------------------- ----------------------------------------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

                            A         O          U         Z       A*(4)     O*(4)     U*(4)      Z*(4)

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Value at beginning of      $11.69   $11.71     $11.72     $11.74    $10.00    $10.00    $10.00    $10.00

period
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Value at end of period     $14.17   $14.22     $14.28     $14.34    $11.69    $11.71    $11.72    $11.74


------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Increase (decrease) in       2.48     2.51       2.56       2.60      1.69      1.71      1.72      1.74
value of Accumulation
Units

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------
------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------

Number of Accumulation   23,490.0335,100.60  38,890.98  64,886.39 3,339.10  10,056.69 9,367.33  19,673.41
Units outstanding at
end of period

------------------------ -------- ---------- ---------- --------- --------- --------- --------- ----------


                      MAXIM VALUE INDEX INVESTMENT DIVISION

------------------------ --------------------------------------- ---------------------------------------

                                    2000 By Category                        1999 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z         A        O         U          Z

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of    $23.11    $23.38    $23.65    $23.92    $20.90    $21.09    $21.28    $21.47

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period   $24.17    $24.51    $24.85    $25.20    $23.11    $23.38    $23.65    $23.92

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in    1.06      1.13      1.20      1.28      2.21      2.29      2.37      2.45
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   32,690.6965,794.56 83,833.23 225,597.69 43,966.7984,831.08 100,429.74272,374.15
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ --------------------------------------- ---------------------------------------

                                    1998 By Category                        1997 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z         A        O         U          Z

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of       $18.40  $18.52    $18.64    $18.76      $13.82  $13.88    $13.93    $13.99

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period      $20.90  $21.09    $21.28    $21.47      $18.40  $18.52    $18.64    $18.76

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in        2.50    2.57      2.64      2.71        4.58    4.64      4.71      4.77
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   41,606.6981,338.97 94,959.15 183,410.06 34,549.9961,417.45 65,117.93 113,775.97
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ --------------------------------------- ---------------------------------------

                                    1996 By Category                        1995 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z       A*(3)    O*(3)     U*(3)      Z*(3)

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of      $11.55   $11.56    $11.58    $11.60     $10.00   $10.00    $10.00    $10.00

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period     $13.82   $13.88    $13.93    $13.99     $11.55   $11.56    $11.58    $11.60

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in       2.27     2.32      2.35      2.39       1.55     1.56      1.58      1.60
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   16,778.0132,274.09 32,323.22 46,735.19  1,666.79 7,395.18  12,134.89 18,036.45
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------


                       MAXIM ARIEL SMALL-CAP VALUE INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------

                                   2000 By Category                        1999 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of    $16.45    $16.64    $16.83   $17.03    $17.60    $17.76    $17.92     $18.08

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period   $20.68    $20.98    $21.27   $21.57    $16.45    $16.64    $16.83     $17.03

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in    4.23      4.34      4.44     4.54     (1.15)    (1.12)    (1.09)     (1.05)
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   12,609.4021,266.30 35,122.54 84,593.8314,905.91 24,057.44 35,698.19  66,232.53
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1998 By Category                        1997 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of       $16.37  $16.48    $16.59    $16.69    $12.90   $12.95    $13.00     $13.06

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period      $17.60  $17.76    $17.92    $18.08    $16.37   $16.48    $16.59     $16.69

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in        1.23    1.28      1.33      1.39      3.47     3.53      3.59       3.63
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   15,277.8025,248.80 36.738.60    56.57012,300.05 17,280.05 29,579.62  30,895.89
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1996 By Category                        1995 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z      A*(3)     O*(3)      U*(3)      Z*(3)

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of      $11.02   $11.04    $11.05    $11.07   $10.00    $10.00    $10.00     $10.00

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period     $12.90   $12.95    $13.00    $13.06   $11.02    $11.04    $11.05     $11.07

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in       1.88     1.91      1.95      1.99     1.02      1.04      1.05       1.07
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   5,037.63 7,695.51  12,528.51 8,094.84   773.21  1,371.51  5,416.35   2,801.92
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------


                      MAXIM INVESCO ADR INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------

                                   2000 By Category                        1999 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of    $14.27   $14.36    $14.50    $14.67   $11.01    $11.05    $11.13     $11.23

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period   $13.48   $13.61    $13.77    $13.96   $14.27    $14.36    $14.50     $14.67

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in   (.79)    (.75)     (.73)     (.71)    3.26      3.31      3.37       3.44
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   11,929.5722,976.15 19,876.32 59,275.5016,549.53 27,587.74 28,715.74  69,616.01
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1998 By Category                        1997 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of       $10.30  $10.31    $10.36    $10.43    $11.00   $10.99    $11.01     $11.06

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period      $11.01  $11.05    $11.13    $11.23    $10.30   $10.31    $10.36     $10.43

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in         .71     .74       .77       .80      (.70)    (.68)     (.65)      (.63)
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   14,150.0817,599.47 22,714.22 29,845.4913,468.10 18,078.02 19,626.37  25,784.14
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1996 By Category                        1995 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z      A*(1)     O*(1)      U*(1)      Z*(1)

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of      $10.30   $10.27    $10.26    $10.28   $10.00    $10.00    $10.00     $10.00

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period     $11.00   $10.99    $11.01    $11.06   $10.30    $10.27    $10.26     $10.28

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in        .70      .72       .75       .78      .30       .27       .26        .28
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   9,442.18 12,679.40 10,789.35 9,174.83 2,788.66  1,670.77  2,190.94   1,192.47
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------



                   MAXIM LOOMIS SAYLES SMALL-CAP VALUE INVESTMENT DIVISION

------------------------ --------------------------------------- ---------------------------------------

                                    2000 By Category                        1999 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z         A        O         U          Z

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of    $18.24   $18.45    $18.66    $18.88     $18.46   $18.63    $18.79    $18.96

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period   $22.40   $22.72    $23.03    $23.36     $18.24   $18.45    $18.66    $18.88

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in   4.16     4.27      4.37      4.48       (.22)    (.18)     (.13)     (.08)
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   28,673.7147,749.63 44,282.47 124,661.56 38,362.5254,436.95 58,322.93 129,541.79
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ --------------------------------------- ---------------------------------------

                                    1998 By Category                        1997 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z         A        O         U          Z

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of       $19.03  $19.16    $19.27    $19.40      $15.40  $15.46    $15.52    $15.59

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period      $18.46  $18.63    $18.79    $18.96      $19.03  $19.16    $19.27    $19.40

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in        (.57)   (.53)     (.48)     (.44)       3.63    3.70      3.75      3.81
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   42,420.2865,931.45 77,252.32 124,677.56 37,737.2864,185.86 59,544.98 69,924.71
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ --------------------------------------- ---------------------------------------

                                    1996 By Category                        1995 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z       A*(5)    O*(5)     U*(5)      Z*(5)

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of      $11.93   $11.95    $11.96    $11.98     $10.00   $10.00    $10.00    $10.00

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period     $15.40   $15.46    $15.52    $15.59     $11.93   $11.95    $11.96    $11.98

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in       3.47     3.51      3.56      3.61       1.93     1.95      1.96      1.98
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   19,250.7330,001.51 23,175.18 24,716.11  1,064.47 5,718.10  1,398.81  4,726.93
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------



                    MAXIM LOOMIS SAYLES CORPORATE BOND INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------

                                   2000 By Category                        1999 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of    $14.34   $14.59    $14.58    $14.92   $13.77    $13.98    $13.93     $14.23

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period   $14.88   $15.18    $15.21    $15.61   $14.34    $14.59    $14.58     $14.92

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in   .54      .59       .63       .69      .57       .61       .65        .69
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   10,676.6921,405.09 34,508.19 49,895.5414,381.58 27,293.97 42,009.67  60,790.49
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1998 By Category                        1997 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of    $13,42     $13.58    $13.50    $13.76    $11.99   $12.11    $12.01     $12.21

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period      $13.77  $13.98    $13.93    $14.23    $13.42   $13.58    $13.50     $13.76

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in         .35     .40       .43       .47      1.43     1.47      1.49       1.55
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   12,931.1033,672.28 38,152.86 60,299.3611,596.69 24,206.54 22,675.77  33,423.75
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1996 By Category                        1995 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z      A*(4)     O*(4)      U*(4)      Z*(4)

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of      $10.95   $11.03    $10.91    $11.06   $10.00    $10.00    $10.00     $10.00

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period     $11.99   $12.11    $12.01    $12.21   $10.95    $11.03    $10.91     $11.06

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in       1.04     1.08      1.10      1.15      .95      1.03       .91       1.06
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   5,084.50 10,767.39 7,111.83  17,630.19  821.90  2,425.21  1,650.00   22,880.14
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------


                      MAXIM SHORT-TERM MATURITY BOND INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------

                                   2000 By Category                        1999 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of    $11.80   $11.97    $12.10    $12.05   $11.50    $11.64    $11.74     $11.66

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period   $12.56   $12.77    $12.95    $12.92   $11.80    $11.97    $12.10     $12.05

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in   .76      .80       .85       .87      .30       .33       .36        .39
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   1,601.80 3,765.42  7,594.46  11,405.762,377.67  8,044.57  7,558.87   12,713.36
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1998 By Category                        1997 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of       $10.89  $11.00    $11.06    $10.96    $10.34   $10.41    $10.45     $10.33

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period      $11.50  $11.64    $11.74    $11.66    $10.89   $11.00    $11.06     $10.96

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in         .61     .64       .68       .70       .55      .59       .61        .63
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   2,375.51 5,795.00  3,416.04  4,002.64 1,209.69  2,989.60  2,031.38   12,503.20
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1996 By Category                        1995 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z      A*(6)     O*(6)      U*(6)      Z*(6)

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of      $10.06   $10.07    $10.08    $10.09   $10.00    $10.00    $10.00     $10.00

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period     $10.34   $10.41    $10.45    $10.33   $10.06    $10.07    $10.08     $10.09

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in        .28      .34       .37       .24      .06       .07       .08        .09
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation     244.56 1,038.88  1,603.91    219.54     -         -         -          -
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------


                      MAXIM FOUNDERS GROWTH & INCOME INVESTMENT DIVISION

------------------------ --------------------------------------- ---------------------------------------

                                    2000 By Category                        1999 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z         A        O         U          Z

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of    $19.81   $20.04    $20.27    $20.50     $17.35   $17.51    $17.67    $17.83

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period   $15.81   $16.03    $16.26    $16.49     $19.81   $20.04    $20.27    $20.50

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in   (4.00)   (4.01)    (4.01)    (4.01)     2.46     2.53      2.60      2.67
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   24,985.7535,964.75 58,605.89 146,919.60 33,099.9144,398.09 67,291.64 159,256.08
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ --------------------------------------- ---------------------------------------

                                    1998 By Category                        1997 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z         A        O         U          Z

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of       $14.84  $14.93    $15.03    $15.13      $12.08  $12.12    $12.17    $12.22

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period      $17.35  $17.51    $17.67    $17.83      $14.84  $14.93    $15.03    $15.13

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in        2.51    2.58      2.64      2.70        2.76    2.81      2.86      2.91
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   26,408.7335,164.52 60,073.36 107,167.86 18,873.5125,096.49 33,623.10 50,196.47
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ --------------------------------------- ---------------------------------------

                                    1996 By Category                        1995 By Category

------------------------ --------------------------------------- ---------------------------------------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

                            A        O         U          Z       A*(4)    O*(4)     U*(4)      Z*(4)

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at beginning of      $10.89   $10.90    $10.92    $10.93     $10.00   $10.00    $10.00    $10.00

period
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Value at end of period     $12.08   $12.12    $12.17    $12.22     $10.89   $10.90    $10.92    $10.93

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Increase (decrease) in       1.19     1.22      1.25      1.29        .89      .90       .92       .93
value of Accumulation
Units

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------
------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------

Number of Accumulation   10,571.4415,356.64 12,390.53 26,371.06  1,177.80 5,184.26  2,940.80  4,666.32
Units outstanding at
end of period

------------------------ -------- --------- --------- ---------- -------- --------- --------- ----------


                    MAXIM T. ROWE PRICE MIDCAP GROWTH INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------

                                   2000 By Category                        1999 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z        A         O          U          Z

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of    $16.57   $16.67    $16.78    $16.88   $13.40    $13.45    $13.50     $13.55

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period   $17.65   $17.81    $17.97    $18.12   $16.57    $16.67    $16.78     $16.88

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in   1.08     1.14      1.19      1.24     3.17      3.22      3.28       3.33
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   31,173.1546,889.80 69,503.47 196,580.532,392.52 45,863.53 54,321.27  162,732.57
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------

                                   1998 By Category                        1997 By Category

------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                            A        O         U         Z      A*(7)     O*(7)      U*(7)      Z*(7)

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at beginning of       $11.04  $11.06    $11.07    $11.09     10.00   $10.00    $10.00     $10.00

period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Value at end of period      $13.40  $13.45    $13.50    $13.55    $11.04   $11.06    $11.07     $11.09

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Increase (decrease) in        2.36    2.39      2.43      2.46      1.04     1.06      1.07       1.09
value of Accumulation
Units

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

Number of Accumulation   15,971.7028,827.46 23,055.16 79,644.98   -          -     -          1,485.90
Units outstanding at
end of period

------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------


Current Accumulation Unit Values can be obtained by calling GWL&A toll free at 1-800-338-4015.


--------------------------------------------------------------------------------

Mortality & Expense Charge                  Contract Value
--------------------------                  --------------
        A =           .75%                          $0 - $9,999.99
        O =           .50%                          $10,000 - $24,999.99
        U =           .25%                          $25,000 - $49,999.99
        Z =           .00%                          $50,000 and greater


(1) The inception date for the Maxim Index 600, Maxim INVESCO ADR, Maxim Stock Index Investment Divisions was June 1, 1995.
(2) The inception date for the
Maxim Money MarketInvestment Division was July 5, 1995.
(3) The inception date
for the Maxim Ariel Small-Cap Value, Maxim Value Index, and Maxim U.S. Government Mortgage Securities Investment Divisions was July 12, 1995.
(4) The
inception date for the Maxim Growth Index, Maxim Bond Index, Maxim Loomis Sayles Corporate Bond, and Maxim Founders Growth & Income Investment Divisions was July 24, 1995.
(5) The inception date for the Maxim Loomis Sayles Small-Cap Value Investment Division was August 3, 1995.
(6) The inception date for the Maxim Short-Term
Maturity Bond Investment Division was March 13, 1996. The unit values began July 31, 1995 at $10.00.
(7) The inception date for the Maxim T. Rowe Price MidCap Growth Investment Division was June 30, 1997.



                                   Appendix B
                                   Appendix B
                              Net Investment Factor

The following formula is what we use to calculate the value of an Accumulation Unit. The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii)a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of portfolio expenses.


                                     Part B




                         RETIREMENT PLAN SERIES ACCOUNT

               Individual Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company

                             8525 East Orchard Road
                        Greenwood Village, Colorado 80111
                            Telephone: (800) 338-4015






                         STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 30, 2001, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.






                                 April 30, 2001



                                TABLE OF CONTENTS



Page

CUSTODIAN AND INDEPENDENT AUDITORS.................................B-III
UNDERWRITER........................................................B-III
CALCULATION OF PERFORMANCE DATA....................................B-IV
FINANCIAL STATEMENTS...............................................B-V


                                     Part B





                       CUSTODIAN AND INDEPENDENT AUDITORS

A.     Custodian


The assets of Retirement Plan Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of Maxim Series Fund, Inc. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to Great-West Lifeco, Inc. in the amount of $50 million (Canadian), which cover all officers and employees of GWL&A.

B.     Independent Auditors

The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


The consolidated financial statements of GWL&A as of December 31, 2000 and 1999 and each of the three years in the period ended December 31, 2000, as well as the financial statements of the Series Account for the years ended December 31, 2000 and 1999, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                   UNDERWRITER


The offering of the Contracts is made on a continuous basis by One Orchard Equities, Inc., a wholly-owned subsidiary of GWL&A. Previously the Contracts were offered through The Great-West Life Assurance Company ("Great-West"), an affiliate of GWL&A. No payments were made to Great-West for the years 1994 through 1997 and no payment was made to One Orchard Equities, Inc. for the years 1998 through 2000.



                         CALCULATION OF PERFORMANCE DATA

A Yield and Effective Yield Quotations for the Money Market Investment Division
  -----------------------------------------------------------------------------


The yield quotation for the Money Market  Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 2000 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2000 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) 365/7]-1.


For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division's underlying Eligible Fund are excluded from the calculation of yield.




B Total Return Quotations for All Investment Divisions


The total return quotations for all Investment Divisions, other than the Money Market, set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods of time ended December 31, 2000, or since inception if the Sub-Account has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P(1+T)N = ERV

Where: P =     a hypothetical initial payment of $1,000

       T =     average annual total return


       N =     number of years


       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period


        For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to Owner accounts, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

        In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception of the Investment Division. This is possible in cases where the Eligible Fund in which the Investment Division invests was created before the Investment Division's inception date. Consequently, the Eligible Fund established a performance track record even before the Investment Division was created. In the case of an Investment Division that was recently created, there will be no standardized performance to show because the Investment Division will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the Eligible Fund in which such an Investment Division invests was in existence prior to the Investment Division's inception date. Both standardized performance and non-standardized performance utilize the same calculation method.



                              FINANCIAL STATEMENTS

        The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contract is affected solely by the investment results of the Series Account.

                                     PART B
                              FINANCIAL STATEMENTS


                         RETIREMENT PLAN SERIES ACCOUNT
--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS

                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                        AND INDEPENDENT AUDITORS' REPORT





INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
    Retirement Plan Series Account of
    Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2000, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2000, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP
Deloitte & Touche LLP
February 26, 2001



             RETIREMENT PLAN SERIES ACCOUNT OF
            GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------


ASSETS
                                                              Shares        Cost          Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.   Ariel Small-Cap Value              3,498,789  $  2,937,117  $ 3,279,153
Maxim Series Fund, Inc.   Bond Index                         1,029,236     1,290,879    1,324,042
Maxim Series Fund, Inc.   Founders Growth & Income           4,632,815     5,215,613    4,349,497
Maxim Series Fund, Inc.   Growth Index                       8,153,417    20,838,270    15,826,283
Maxim Series Fund, Inc.   Index 600                          3,469,272     2,777,728    2,660,112
Maxim Series Fund, Inc.   Invesco Intl Growth (ADR)            981,719     1,781,153    1,574,286
Maxim Series Fund, Inc.   Loomis Sayles Corporate Bond       1,742,028     1,932,850    1,787,812
Maxim Series Fund, Inc.   Loomis Sayles Small-Cap Value      3,543,260     4,942,688    5,654,907
Maxim Series Fund, Inc.   Money Market                       4,551,666     4,553,978    4,553,978
Maxim Series Fund, Inc.   Short-Term Maturity                  309,182       312,484      313,956
Maxim Series Fund, Inc.   Stock Index                        5,302,942    19,634,436    17,807,583
Maxim Series Fund, Inc.   T. Rowe Price MidCap Growth        3,981,843     6,085,361    6,218,491
Maxim Series Fund, Inc.   US Govt. Mortgage Securities       1,563,483     1,809,309    1,827,102
Maxim Series Fund, Inc.   Value Index                        6,189,258    11,604,989    10,179,668

                                                                        ------------- ------------


Total Investments                                                         85,716,855    77,356,870

                                                                        =============


Other assets and liabilities:
  Premiums due and accrued                                                               (55,162)
  Investment income due and accrued                                                         1,441
  Due to Great-West Life &  Annuity Insurance Company                                     (2,690)

                                                                                      ------------


NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                 $ 77,300,459

                                                                                      ============




See notes to financial
statements










                        RETIREMENT PLAN SERIES ACCOUNT OF
                  GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000



------------------------------------------------------------------------------------------------------------------------------------
                                                   ---------------  -------------- --

                                                                                                       Maxim
                                                                             Maxim        Founders
                                          Maxim Ariel      Maxim Bond       Foreign       Growth &         Maxim
                                           Small-Cap          Index         Equity         Income         Growth          Maxim
                                             Value          Portfolio      Portfolio      Portfolio        Index        Index 600
                                           Portfolio       Investment     Investment     Investment      Portfolio      Portfolio
                                           Investment       Division       Division       Division      Investment     Investment
                                            Division                                                     Division       Division

                                        ---------------  -------------- -------------- --------------  -------------  -------------


INVESTMENT INCOME                       $      169,561   $      76,545  $           -  $     263,471  $   2,092,241  $     338,161

EXPENSES - mortality and expense risks:          5,004           1,894              -         11,021         42,552          6,129

                                        --               --             --             --             --             --
                                          -------------    ------------   ------------   ------------   ------------   ------------


NET INVESTMENT INCOME (LOSS)                   164,557          74,651              -        252,450      2,049,689        332,032

                                        ---------------  -------------- -------------- -------------- -------------- --------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments      (164,416)        (42,456)        244,190         86,668      1,617,399       (54,804)

Net change in unrealized appreciation
(depreciation) on investments                  636,279         101,452      (283,369)    (1,442,989)    (8,458,369)       (48,129)

                                        --               --             --             --             --             --
                                          -------------    ------------   ------------   ------------   ------------   ------------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                         471,863          58,996       (39,179)    (1,356,321)    (6,840,970)      (102,933)

                                        ---------------  -------------- -------------- -------------- -------------- --------------


NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS               $      636,420   $     133,647  $    (39,179)  $ (1,103,871)  $ (4,791,281)  $     229,099

                                        ===============  ============== ============== ============== ============== ==============





See notes to financial statements                                                                                      (Continued)

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


------------------------------------------------------------------------------------------------------------------------------------

                                                                             Maxim
                                                             Maxim          Loomis                      Maxim
                                             Maxim           Loomis         Sayles          Maxim       Short-Term
                                            Invesco          Sayles        Small-Cap        Money       Maturity        Maxim
                                          Intl Growth      Corporate         Value         Market       Portfolio       Stock
                                             (ADR)            Bond         Portfolio      Portfolio     Investment    Portfolio
                                           Portfolio       Portfolio      Investment     Investment      Division    Investment
                                           Investment      Investment      Division       Division                    Division
                                            Division        Division

                                        ---------------  -------------- --------------  -------------  ------------ --------------


INVESTMENT INCOME                       $      151,562  $      146,847  $     180,001  $     283,211  $    17,392  $    1,858,809

EXPENSES - mortality and expense risks:          4,201           4,531         12,094          6,377          686          34,237

                                        --              --              --             --             --           --
                                          -------------   -------------   ------------   ------------   ----------   -------------


NET INVESTMENT INCOME (LOSS)                   147,361         142,316        167,907        276,834       16,706       1,824,572

                                        --------------- --------------- -------------- -------------- ------------ ---------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments          3,606        (45,589)      (162,449)              -      (1,649)         994,739

Net change in unrealized appreciation
(depreciation) on investments                (206,867)        (15,332)      1,092,766              -        5,805     (4,439,976)

                                        --              --              --             --             --           --
                                          -------------   -------------   ------------   ------------   ----------   -------------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                       (203,261)        (60,921)        930,317              -        4,156     (3,445,237)

                                        --------------- --------------- -------------- -------------- ------------ ---------------


NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS               $       55,900  $       81,395  $   1,098,224  $     276,834  $    20,862  $  (1,620,665)

                                        =============== =============== ============== ============== ============ ===============





See notes to financial statements                                                                                     (Continued)

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


-------------------------------------------------------------------------------------------------------------------------

                                                                         Maxim US
                                                   Maxim T. Rowe        Government       Maxim Value
                                                   Price Mid-Cap         Mortgage           Index             Total
                                                 Growth Portfolio       Securities        Portfolio        Retirement
                                                    Investment          Portfolio         Investment       Plan Series
                                                     Division           Investment         Division          Account
                                                                         Division

                                              --------------------- ------------------ ---------------- -----------------


INVESTMENT INCOME                             $             497,504  $        114,819  $     1,397,466  $      7,587,590

EXPENSES - mortality and expense risks:                      11,512             3,879           19,861           163,978

                                              ---                    -                 --               --
                                                 -------------------  ----------------   --------------   ---------------


NET INVESTMENT INCOME (LOSS)                                485,992           110,940        1,377,605         7,423,612

                                              ---------------------- ----------------- ---------------- -----------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                     443,283          (53,980)        (315,900)         2,548,642

Net change in unrealized appreciation
(depreciation) on investments                             (509,380)           120,623        (603,726)      (14,051,212)

                                              ---                    -                 --               --
                                                 -------------------  ----------------   --------------   ---------------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                     (66,097)            66,643        (919,626)      (11,502,570)

                                              ---------------------- ----------------- ---------------- -----------------


NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $             419,895  $        177,583  $       457,979  $    (4,078,958)

                                              ====================== ================= ================ =================





See notes to financial statements                                                                            (Continued)




RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------


                                                       Maxim Ariel Small-Cap                                  Maxim Foreign Equity
                                                          Value Portfolio           Maxim Bond Index               Portfolio
                                                                                        Portfolio
                                                      Investment Division         Investment Division         Investment Division

                                                    ------------------------- --------------------------- --------------------------


                                                         2000       1999          2000          1999          2000          1999
                                                         -----      -----         -----         -----         -----         ----
FROM OPERATIONS;                                                                                               (1)
Net investments income (loss)                     $    164,557  $    281,918  $     74,651  $     70,478  $          -  $      1,139
Net realized gain (loss) on investments              (164,416)     (134,464)      (42,456)      (15,160)       244,190        50,333
Net change in unrealized appreciation
(depreciation) on investments                          636,279     (298,982)       101,452      (60,841)             -       314,649

                                                  ------------- ------------- ------------- ------------- ------------- ------------



Increase (decrease) in net assets resulting from
operations                                             636,420     (151,528)       133,647       (5,523)     (244,190)       366,121

                                                  ------------- ------------- ------------- ------------- ------------- ------------


FROM UNIT TRANSACTIONS (by category):
Purchase payments                                      166,408       930,196        87,168       408,542        79,056       530,314

Redemption                                           (394,532)     (388,021)     (239,922)     (143,952)      (77,631)     (323,351)

Net transfers                                          495,506     (414,262)      (56,324)      (79,003)    (2,315,748)      558,997

                                                  ------------- ------------- ------------- ------------- ------------- ------------


Increase (decrease) in net assets resulting from
unit transactions                                      267,382       127,913     (209,078)       185,587    (2,314,323)      765,960

                                                  ------------- ------------- ------------- ------------- ------------- ------------


Due to/from Great-West Life & Annuity                        -             -             -             -             -             -

INCREASE (DECREASE) IN NET ASSETS                      903,802      (23,615)      (75,431)       180,064    (2,070,133)    1,132,081

NET ASSETS:
Beginning of year                                    2,374,324     2,397,939     1,402,995     1,222,931     2,070,133       938,052

                                                                ------------- ------------- ------------- ------------- ------------
                                                  -------------

End of year                                       $  3,278,126  $  2,374,324  $  1,327,564  $  1,402,995  $          -  $  2,070,133

                                                  ============= ============= ============= ============= ============= ============


                                                  (1) Fund Transferred effective February 14, 2000 - the underlying fund transferred from
                                                       Maxim Foreign Equity to
                                                  Maxim Invesco International
                                                  Growth (ADR) (2) Fund
                                                  Transferred effective February
                                                  14, 2000 - the underlying fund
                                                  transferred from
See notes to financial statements                    Maxim Foreign Equity to Maxim Invesco International Growth         (Continued)
                                                  (ADR)



RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------


                                             Maxim Founders Growth &
                                                Income Portfolio            Maxim Growth Index          Maxim Index 600 Portfolio
                                                                                 Portfolio
                                             Investment Division            Investment Division            Investment Division

                                          --------------------------- ------------------------------ -----------------------------


                                             2000           1999           2000            1999           2000           1999
                                             -----          -----          -----           -----          -----          ----
FROM OPERATIONS;
Net investments income (loss)           $     252,450  $     272,571  $   2,049,689   $   1,531,709  $     332,032  $     215,509
Net realized gain (loss) on investments        86,668        144,510      1,617,399       1,889,732       (54,804)      (779,241)
Net change in unrealized appreciation
(depreciation) on investments             (1,442,989)        371,937    (8,458,369)       1,261,413       (48,129)        811,184

                                        -------------- -------------- --------------  -------------- -------------- --------------



Increase (decrease) in net assets
resulting from
operations                                (1,103,871)        789,018    (4,791,281)       4,682,854        229,099        247,452

                                        -------------- -------------- --------------  -------------- -------------- --------------


FROM UNIT TRANSACTIONS (by category):
Purchase payments                             278,767      2,762,423        690,460       8,718,513         94,088        700,347

Redemption                                (1,026,036)      (870,145)    (4,400,880)     (3,484,854)      (547,365)      (577,496)

Net transfers                                  22,722      (552,121)        184,518         720,899        414,538      (206,362)

                                        -------------- -------------- --------------  -------------- -------------- --------------


Increase (decrease) in net assets
resulting
from
unit transactions                           (724,547)      1,340,157    (3,525,902)       5,954,558       (38,739)       (83,511)

                                        -------------- -------------- --------------  -------------- -------------- --------------


Due to/from Great-West Life & Annuity               -              -              -               -              -              -

INCREASE (DECREASE) IN NET ASSETS         (1,828,418)      2,129,175    (8,317,183)      10,637,412        190,360        163,941

NET ASSETS:
Beginning of year                           6,174,970      4,045,795     24,139,162      13,501,750      2,460,513      2,296,572

                                        -------------- -------------- --------------  -------------- -------------- --------------

End of year                             $   4,346,552  $   6,174,970  $  15,821,979   $  24,139,162  $   2,650,873  $   2,460,513

                                        ============== ============== ==============  ============== ============== ==============


                                          (1) Fund Transferred effective February 14, 2000 - the underlying fund transferred from
                                               Maxim Foreign Equity
                                          to Maxim Invesco
                                          International Growth (ADR)
                                          (2) Fund Transferred
                                          effective February 14, 2000
                                          - the underlying fund
                                          transferred from
See notes to financial statements              Maxim Foreign Equity to Maxim Invesco International Growth (ADR)        (Continued)

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------


                                           Maxim Invesco Intl Growth         Maxim Loomis Sayles         Maxim Loomis Sayles
                                                (ADR) Portfolio           Corporate Bond Portfolio    Small-Cap Value Portfolio
                                            Investment Division            Investment Division           Investment Division

                                         ---------------------------  ----------------------------- -----------------------------


                                            2000           1999            2000           1999           2000           1999
                                            -----          -----           -----          -----          -----          ----
FROM OPERATIONS;                             (2)
Net investments income (loss)          $     147,361  $           -   $     142,316  $     188,730  $     167,907  $     368,195
Net realized gain (loss) on investments        3,606              -        (45,589)      (116,077)      (162,449)      (385,487)
Net change in unrealized appreciation
(depreciation) on investments              (206,867)              -        (15,332)         16,980      1,092,766       (54,316)

                                       -------------- --------------  -------------- -------------- -------------- --------------



Increase (decrease) in net assets
resulting from
operations                                  (55,900)              -          81,395         89,633      1,098,224       (71,608)

                                       -------------- --------------  -------------- -------------- -------------- --------------


FROM UNIT TRANSACTIONS (by category):
Purchase payments                             52,129              -          25,868        832,812        201,740      1,336,049

Redemption                                 (355,853)              -       (310,619)      (331,498)      (862,868)    (1,115,402)


Net transfers                              1,934,505              -       (132,922)      (505,574)       (15,958)      (737,030)

                                       -------------- --------------  -------------- -------------- -------------- --------------


Increase (decrease) in net assets
resulting from
unit transactions                          1,630,781              -       (417,673)        (4,260)      (677,086)      (516,383)

                                       -------------- --------------  -------------- -------------- -------------- --------------


Due to/from Great-West Life & Annuity              -              -               -              -              -              -

INCREASE (DECREASE) IN NET ASSETS          1,574,881              -       (336,278)         85,373        421,138      (587,991)

NET ASSETS:
Beginning of year                                  -              -       2,123,819      2,038,446      5,238,321      5,826,312

                                       -------------- --------------  -------------- -------------- -------------- --------------

End of year                            $   1,574,881  $           -   $   1,787,541  $   2,123,819  $   5,659,459  $   5,238,321

                                       ============== ==============  ============== ============== ============== ==============


                                       (1) Fund Transferred effective February 14, 2000 - the underlying fund transferred from
                                            Maxim Foreign Equity to
                                       Maxim Invesco International
                                       Growth (ADR) (2) Fund
                                       Transferred effective
                                       February 14, 2000 - the
                                       underlying fund transferred
                                       from
See notes to financial statements           Maxim Foreign Equity to Maxim Invesco International                      (Continued)
                                       Growth (ADR)


RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------


                                                                             Maxim Short-Term
                                           Maxim Money Market Portfolio     Maturity Portfolio         Maxim Stock Index
                                                                                                           Portfolio
                                              Investment Division         Investment Division         Investment Division

                                         ----------------------------- ------------------------- -----------------------------


                                              2000           1999          2000         1999          2000           1999
                                              -----          -----         -----        -----         -----          ----
FROM OPERATIONS;
Net investments income (loss)            $     276,834  $     252,612  $    16,706  $    14,676  $   1,824,572  $   1,183,744
Net realized gain (loss) on investments              -          (347)      (1,649)      (3,020)        994,739      1,458,243
Net change in unrealized appreciation
(depreciation) on investments                        -            347        5,805      (2,762)    (4,439,976)        803,822

                                         -------------- -------------- ------------ ------------ -------------- --------------


Increase (decrease) in net assets
resulting from
operations                                     276,834        252,612       20,862        8,894    (1,620,665)      3,445,809

                                         -------------- -------------- ------------ ------------ -------------- --------------


FROM UNIT TRANSACTIONS (by category):
Purchase payments                              355,497      2,751,097        5,199      177,012      1,040,053      6,637,472

Redemption                                 (1,894,929)    (3,069,935)     (43,547)     (50,284)    (3,391,224)    (2,741,304)

Net transfers                              (1,089,231)      2,677,108     (37,602)       51,896      (810,493)      (765,138)

                                         -------------- -------------- ------------ ------------ -------------- --------------


Increase (decrease) in net assets
resulting from
unit transactions                          (2,628,663)      2,358,270     (75,950)      178,624    (3,161,664)      3,131,030

                                         -------------- -------------- ------------ ------------ -------------- --------------


Due to/from Great-West Life & Annuity                -              -            -            -              -              -

INCREASE (DECREASE) IN NET ASSETS          (2,351,829)      2,610,882     (55,088)      187,518    (4,782,329)      6,576,839

NET ASSETS:
Beginning of year                            6,906,532      4,295,650      369,032      181,514     22,572,700     15,995,861

                                         -------------- -------------- ------------ ------------ -------------- --------------

End of year                              $   4,554,703  $   6,906,532  $   313,944  $   369,032  $  17,790,371  $  22,572,700

                                         ============== ============== ============ ============ ============== ==============
                                         -------------- -------------- ------------ ------------ -------------- --------------


                                         (1) Fund Transferred effective February 14, 2000 - the underlying fund transferred from
                                              Maxim Foreign Equity to
                                         Maxim Invesco International
                                         Growth (ADR) (2) Fund
                                         Transferred effective
                                         February 14, 2000 - the
                                         underlying fund transferred
                                         from
See notes to financial statements             Maxim Foreign Equity to Maxim Invesco                               (Continued)
                                         International Growth (ADR)

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------


                                           Maxim T. Rowe Price Mid-Cap  Maxim US Government Mortgage
                                                Growth Portfolio            Securities Portfolio          Maxim Value Index
                                                                                                              Portfolio
                                             Investment Division           Investment Division           Investment Division

                                          --------------------------- ----------------------------- -----------------------------


                                             2000           1999           2000           1999           2000           1999
                                             -----          -----          -----          -----          -----          ----
FROM OPERATIONS;
Net investments income (loss)           $     485,992  $     246,283  $     110,940  $     140,238  $   1,377,605  $   1,649,944
Net realized gain (loss) on investments       443,283        231,214       (53,980)       (42,224)      (315,900)        355,613
Net change in unrealized appreciation
(depreciation) on investments               (509,380)        390,009        120,623       (90,531)      (603,726)      (963,720)

                                        -------------- -------------- -------------- -------------- -------------- --------------



Increase (decrease) in net assets
resulting from
operations                                    419,895        867,506        177,583          7,483        457,979      1,041,837

                                        -------------- -------------- -------------- -------------- -------------- --------------


FROM UNIT TRANSACTIONS (by category):
Purchase payments                             375,425      2,735,591         89,384      1,072,805        220,505      4,946,974

Redemption                                (1,194,653)      (728,256)      (514,126)      (696,835)    (2,014,680)    (1,894,277)

Net transfers                               1,637,331         92,061      (304,881)      (262,718)      (381,506)      (750,304)

                                        -------------- -------------- -------------- -------------- -------------- --------------


Increase (decrease) in net assets
resulting from
unit transactions                             818,103      2,099,396      (729,623)        113,252    (2,175,681)      2,302,393

                                        -------------- -------------- -------------- -------------- -------------- --------------


Due to/from Great-West Life & Annuity               -              -              -              -              -              -

INCREASE (DECREASE) IN NET ASSETS           1,237,998      2,966,902      (552,040)        120,735    (1,717,702)      3,344,230

NET ASSETS:
Beginning of year                           4,959,033      1,992,131      2,379,065      2,258,330     11,888,112      8,543,882

                                        -------------- -------------- -------------- -------------- -------------- --------------

End of year                             $   6,197,031  $   4,959,033  $   1,827,025  $   2,379,065  $  10,170,410  $  11,888,112

                                        ============== ============== ============== ============== ============== ==============


                                        (1) Fund Transferred effective February 14, 2000 - the underlying fund transferred from
                                             Maxim Foreign Equity to
                                        Maxim Invesco International
                                        Growth (ADR) (2) Fund
                                        Transferred effective
                                        February 14, 2000 - the
                                        underlying fund transferred
                                        from
See notes to financial statements                       Maxim Foreign Equity to Maxim Invesco                           (Continued)
                                                   International Growth (ADR)


RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------


                                                           Total Retirement Plan
                                                               Series Account

                                                     -----------------------------------


                                                         2000               1999
                                                         -----              ----
FROM OPERATIONS;
Net investments income (loss)                      $     7,423,612  $         6,417,746
Net realized gain (loss) on investments                  2,548,642            2,653,625
Net change in unrealized appreciation
(depreciation) on investments                         (13,767,843)            2,499,189

                                                   ---------------- --------------------



Increase (decrease) in net assets resulting from
operations                                             (3,795,589)           11,570,560

                                                   ---------------- --------------------


FROM UNIT TRANSACTIONS (by category):
Purchase payments                                        3,761,747           34,540,147

Redemption                                            (17,268,865)         (16,415,610)

Net transfers                                            (455,545)            (171,551)

                                                   ---------------- --------------------


Increase (decrease) in net assets resulting from
unit transactions                                     (13,962,663)           17,952,986

                                                   ---------------- --------------------


Due to/from Great-West Life & Annuity                            -                    -

INCREASE (DECREASE) IN NET ASSETS                     (17,758,252)           29,523,546

NET ASSETS:
Beginning of year                                       95,058,711           65,535,165

                                                                    --------------------
                                                   ----------------

End of year                                        $    77,300,459  $        95,058,711

                                                   ================ ====================




See notes to financial statements                                                                                       (Continued)






RETIREMENT PLAN SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999

--------------------------------------------------------------------------------



1.   HISTORY OF THE SERIES ACCOUNT

     The Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on June 1, 1995. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.


3.   CHARGES UNDER THE CONTRACT

     Charges Incurred for Total or Partial Surrenders - The administrative surrender fee is $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months.

     Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of .75% (category A), .50% (category O), .25% (category U), or .00% (category Z) depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

     Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

     If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.


4.   RELATED PARTY SERVICES

     A wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.




5.  SELECTED DATA

                     The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                           Maxim Ariel Small-Cap Value Portfolio                        Maxim Bond Index Portfolio

                     ---------------------------------------------------------------------------------------------------------------

                           A             O             U             Z             A             O             U            Z

Date Commenced         07/12/95      07/12/95      07/12/95      07/12/95      07/24/95      07/24/95      07/24/95      07/24/95
Operations

2000
 Beginning Unit Value   $16.45        $16.64        $16.83        $17.03        $11.96        $12.16        $12.18        $12.45

                     ===============================================================================================================
                     ===============================================================================================================

 Ending Unit Value      $20.68        $20.98        $21.27        $21.57        $13.21        $13.47        $13.52        $13.85

                     ===============================================================================================================
                     ===============================================================================================================

 Number of Units       12,609.40     21,266.30     35,122.54     84,593.83     5,467.82      13,600.25     16,197.38    61,608.75
Outstanding

                     ===============================================================================================================
                     ===============================================================================================================

 Net Assets (000's)      $261          $446          $747         $1,824          $72          $183          $219          $853

1999
 Beginning Unit Value   $17.60        $17.76        $17.92        $18.08        $12.09        $12.26        $12.24        $12.48

                     ===============================================================================================================
                     ===============================================================================================================

 Ending Unit Value      $16.45        $16.64        $16.83        $17.03        $11.96        $12.16        $12.18        $12.45

                     ===============================================================================================================
                     ===============================================================================================================

 Number of Units       14,905.91     24,057.44     35,698.19     66,232.53     7,068.27      18,853.07     19,881.96    68,065.18
Outstanding

                     ===============================================================================================================
                     ===============================================================================================================

 Net Assets (000's)      $245          $400          $601         $1,128          $85          $229          $242          $847

1998
 Beginning Unit Value   $16.37        $16.48        $16.59        $16.69        $11.37        $11.51        $11.46        $11.66

                     ===============================================================================================================
                     ===============================================================================================================

 Ending Unit Value      $17.60        $17.76        $17.92        $18.08        $12.09        $12.26        $12.24        $12.48

                     ===============================================================================================================
                     ===============================================================================================================

 Number of Units       15,277.80     25,248.80     36,738.60     56,570.22     8,742.38      10,556.44     19,279.56    60,223.73
Outstanding

                     ===============================================================================================================
                     ===============================================================================================================

 Net Assets (000's)      $269          $448          $658         $1,023         $106          $129          $236          $752

1997
 Beginning Unit Value   $12.90        $12.95        $13.00        $13.06        $10.72        $10.82        $10.75        $10.91

                     ===============================================================================================================
                     ===============================================================================================================

 Ending Unit Value      $16.37        $16.48        $16.59        $16.69        $11.37        $11.51        $11.46        $11.66

                     ===============================================================================================================
                     ===============================================================================================================

 Number of Units       12,300.05     17,280.05     29,579.62     30,895.89     6,517.10      8,451.89      8,892.12     18,942.32
Outstanding

                     ===============================================================================================================
                     ===============================================================================================================

 Net Assets (000's)      $201          $285          $491          $516           $74           $97          $102          $221

                     ===============================================================================================================
                     ===============================================================================================================


1996
 Beginning Unit Value   $11.02        $11.04        $11.05        $11.07        $10.48        $10.55        $10.45        $10.58

                     ===============================================================================================================
                     ===============================================================================================================

 Ending Unit Value      $12.90        $12.95        $13.00        $13.06        $10.72        $10.82        $10.75        $10.91

                     ===============================================================================================================
                     ===============================================================================================================

 Number of Units       5,037.63      7,695.51      12,528.51     8,094.84      4,019.39      5,887.41      2,497.98     14,123.28
Outstanding

                     ===============================================================================================================
                     ===============================================================================================================

 Net Assets (000's)       $65          $100          $163          $106           $43           $64           $27          $154

                     ===============================================================================================================




                                                                                                                        (Continued)







5.  SELECTED DATA


                       Maxim Foreign Equity /Maxim Invesco Intl Growth (ADR)         Maxim Founders Growth & Income Portfolio
                                             Portfolio

                      --------------------------------------------------------------------------------------------------------------

                            A             O             U             Z            A             O             U             Z

Date Commenced          06/01/95      06/01/95      06/01/95      06/01/95      07/24/95     07/24/95      07/24/95      07/24/95
Operations

2000
 Beginning Unit Value    $14.27        $14.36        $14.50        $14.67        $19.81       $20.04        $20.27        $20.50

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $13.48        $13.61        $13.77        $13.96        $15.81       $16.03        $16.26        $16.49

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        11,929.57     22,976.15     19,876.32     59,275.50    24,985.75     35,964.77     58,605.89    146,919.60
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $161          $313          $274          $828          $395         $577          $953         $2,422

                      ==============================================================================================================


1999
 Beginning Unit Value    $11.01        $11.05        $11.13        $11.23        $17.35       $17.51        $17.67        $17.83

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $14.27        $14.36        $14.50        $14.67        $19.81       $20.04        $20.27        $20.50

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        16,549.53     27,587.74     28,715.74     69,616.01    33,099.91     44,398.09     67,291.64    159,256.08
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $236          $396          $416         $1,021         $656         $890         $1,364        $3,265

                      ==============================================================================================================


1998
 Beginning Unit Value    $10.30        $10.31        $10.36        $10.43        $14.84       $14.93        $15.03        $15.13

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $11.01        $11.05        $11.13        $11.23        $17.35       $17.51        $17.67        $17.83

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        14,150.08     17,599.47     22,714.22     29,845.49    26,408.73     35,164.52     60,073.36    107,167.86
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $156          $194          $253          $335          $458         $616         $1,061        $1,910

                      ==============================================================================================================


1997
 Beginning Unit Value    $11.00        $10.99        $11.01        $11.06        $12.08       $12.12        $12.17        $12.22

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $10.30        $10.31        $10.36        $10.43        $14.84       $14.93        $15.03        $15.13

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        13,468.10     18,078.02     19,626.37     25,784.14    18,873.51     25,096.49     33,623.10     50,196.47
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $139          $186          $203          $269          $280         $375          $505          $759

                      ==============================================================================================================
                      ==============================================================================================================


1996
 Beginning Unit Value    $10.30        $10.27        $10.26        $10.28        $10.89       $10.90        $10.92        $10.93

                      ==============================================================================================================

 Ending Unit Value       $11.00        $10.99        $11.01        $11.06        $12.08       $12.12        $12.17        $12.22

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        9,442.18      12,679.40     10,789.35     9,174.83     10,571.44     15,356.64     12,390.53     26,371.06
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $104          $139          $119          $101          $128         $186          $151          $322

                      ==============================================================================================================


                                                                                                                         (Continued)



5.  SELECTED DATA


                               Maxim Growth Index Portfolio                            Maxim Index 600 Portfolio

                      -------------------------------------------------------------------------------------------------------------

                            A            O             U             Z            A             O            U             Z

Date Commenced          07/24/95      07/24/95     07/24/95      07/24/95      06/01/95     06/01/95      06/01/95     06/01/95
Operations

2000
 Beginning Unit Value    $31.19        $31.55       $31.91        $32.27        $17.29       $17.48        $17.68       $17.89

                      =============================================================================================================
                      =============================================================================================================

 Ending Unit Value       $24.03        $24.37       $24.71        $25.06        $18.92       $19.18        $19.45       $19.72

                      =============================================================================================================
                      =============================================================================================================

 Number of Units        54,103.95    104,368.24   123,389.31    356,322.22    18,517.77     23,264.38    23,789.95     70,560.46
Outstanding

                      =============================================================================================================
                      =============================================================================================================

 Net Assets (000's)      $1,300        $2,544       $3,049        $8,929         $350         $446          $463        $1,392

                      =============================================================================================================


1999
 Beginning Unit Value    $24.77        $24.99       $25.21        $25.44        $15.58       $15.71        $15.85       $15.99

                      =============================================================================================================
                      =============================================================================================================

 Ending Unit Value       $31.19        $31.55       $31.91        $32.27        $17.29       $17.48        $17.68       $17.89

                      =============================================================================================================
                      =============================================================================================================

 Number of Units        75,452.51    131,008.46   147,867.87    400,784.24    22,442.06     24,822.00    26,469.79     65,423.32
Outstanding

                      =============================================================================================================
                      =============================================================================================================

 Net Assets (000's)      $2,353        $4,133       $4,718        $12,935        $388         $434          $468        $1,170

                      =============================================================================================================


1998
 Beginning Unit Value    $18.18        $18.29       $18.41        $18.53        $15.95       $16.04        $16.15       $16.25

                      =============================================================================================================
                      =============================================================================================================

 Ending Unit Value       $24.77        $24.99       $25.21        $25.44        $15.58       $15.71        $15.85       $15.99

                      =============================================================================================================
                      =============================================================================================================

 Number of Units        64,431.56    109,295.25   114,929.12    246,772.24    23,227.78     28,845.27    31,905.16     61,018.77
Outstanding

                      =============================================================================================================
                      =============================================================================================================

 Net Assets (000's)      $1,596        $2,731       $2,898        $6,277         $362         $453          $506         $976

                      =============================================================================================================


1997
 Beginning Unit Value    $14.17        $14.22       $14.28        $14.34        $13.28       $13.33        $13.38       $13.43

                      =============================================================================================================
                      =============================================================================================================

 Ending Unit Value       $18.18        $18.29       $18.41        $18.53        $15.95       $16.04        $16.15       $16.25

                      =============================================================================================================
                      =============================================================================================================

 Number of Units        43,323.40    65,415.29     68,910.66    113,708.46    21,596.15     22,264.86    29,959.15     49,337.14
Outstanding

                      =============================================================================================================
                      =============================================================================================================

 Net Assets (000's)       $787         $1,197       $1,269        $2,107         $344         $357          $484         $802

                      =============================================================================================================
                      =============================================================================================================


1996
 Beginning Unit Value    $11.69        $11.71       $11.72        $11.74        $11.60       $11.62        $11.63       $11.65

                      =============================================================================================================
                      =============================================================================================================

 Ending Unit Value       $14.17        $14.22       $14.28        $14.34        $13.28       $13.33        $13.38       $13.43

                      =============================================================================================================
                      =============================================================================================================

 Number of Units        23,490.03    35,100.60     38,890.98     64,886.39    13,245.31     17,113.51    20,809.07     28,991.22
Outstanding

                      =============================================================================================================
                      =============================================================================================================

 Net Assets (000's)       $333          $499         $555          $930          $176         $228          $278         $389

                      =============================================================================================================


                                                                                                                       (Continued)







5.  SELECTED DATA


                       Maxim Loomis Sayles Corporate Bond Portfolio           Maxim Loomis Sayles Small-Cap Value Portfolio

                      --------------------------------------------------------------------------------------------------------------

                            A             O            U             Z             A             O            U             Z

Date Commenced          07/24/95      07/24/95      07/24/95     07/24/95      08/03/95      08/03/95      08/03/95     08/03/95
Operations

2000
 Beginning Unit Value    $14.34        $14.59        $14.58       $14.92        $18.24        $18.45        $18.66       $18.88

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $14.88        $15.18        $15.21       $15.61        $22.40        $22.72        $23.03       $23.36

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        10,676.69     21,405.09    34,508.19     49,895.54     28,673.71     47,749.63    44,282.47    124,661.56
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $159          $325          $525         $779          $642         $1,085        $1,020       $2,912

                      ==============================================================================================================


1999
 Beginning Unit Value    $13.77        $13.98        $13.93       $14.23        $18.46        $18.63        $18.79       $18.96

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $14.34        $14.59        $14.58       $14.92        $18.24        $18.45        $18.66       $18.88

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        14,381.58     27,293.97    42,009.67     60,790.49     38,362.52     54,436.95    58,322.93    129,541.79
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $206          $398          $612         $907          $700         $1,005        $1,088       $2,446

                      ==============================================================================================================


1998
 Beginning Unit Value    $13.42        $13.58        $13.50       $13.76        $19.03        $19.16        $19.27       $19.40

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $13.77        $13.98        $13.93       $14.23        $18.46        $18.63        $18.79       $18.96

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        12,931.10     33,672.28    38,152.86     60,299.36     42,420.28     65,931.45    77,252.32    124,677.56
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $178          $471          $532         $858          $783         $1,228        $1,451       $2,364

                      ==============================================================================================================


1997
 Beginning Unit Value    $11.99        $12.11        $12.01       $12.21        $15.40        $15.46        $15.52       $15.59

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $13.42        $13.58        $13.50       $13.76        $19.03        $19.16        $19.27       $19.40

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        11,596.69     24,206.54    22,675.77     33,423.75     37,737.28     64,185.86    59,544.98     69,924.71
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $156          $329          $306         $460          $718         $1,230        $1,148       $1,357

                      ==============================================================================================================
                      ==============================================================================================================


1996
 Beginning Unit Value    $10.95        $11.03        $10.91       $11.06        $11.93        $11.95        $11.96       $11.98

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $11.99        $12.11        $12.01       $12.21        $15.40        $15.46        $15.52       $15.59

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        5,084.50      10,767.39     7,111.83     17,630.19     19,250.73     30,001.51    23,175.18     24,716.11
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)        $61          $130          $85          $215          $296          $464          $360         $385

                      ==============================================================================================================


                                                                                                                        (Continued)







5.  SELECTED DATA


                               Maxim Money Market Portfolio                      Maxim Short-Term Maturity Bond Portfolio

                      --------------------------------------------------------------------------------------------------------------

                            A             O             U             Z            A             O             U             Z

Date Commenced          07/05/95      07/05/95      07/05/95      07/05/95      03/13/96     03/13/96      03/13/96      03/13/96
Operations

2000
 Beginning Unit Value    $12.10        $11.95        $12.14        $12.52        $11.80       $11.97        $12.10        $12.05

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $12.74        $12.61        $12.84        $13.28        $12.56       $12.77        $12.95        $12.92

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        16,939.87     40,212.72     54,022.23    236,252.68     1,601.80     3,765.42      7,594.46      11,405.76
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $216          $507          $694         $3,138         $20           $48           $98          $147

                      ==============================================================================================================


1999
 Beginning Unit Value    $11.63        $11.46        $11.61        $11.95        $11.50       $11.64        $11.74        $11.66

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $12.10        $11.95        $12.14        $12.52        $11.80       $11.97        $12.10        $12.05

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        19,672.11     54,003.74    108,972.59    375,328.42     2,377.67     8,044.57      7,558.87      12,713.36
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $238          $645         $1,322        $4,701         $28           $96           $91          $153

                      ==============================================================================================================


1998
 Beginning Unit Value    $11.14        $10.93        $11.06        $11.36        $10.89       $11.00        $11.06        $10.96

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $11.63        $11.46        $11.61        $11.95        $11.50       $11.64        $11.74        $11.66

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        20,837.46     41,474.94     75,566.21    226,071.77     2,375.51     5,795.00      3,416.04      4,002.64
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $242          $475          $877         $2,701         $27           $67           $40           $47

                      ==============================================================================================================


1997
 Beginning Unit Value    $10.66        $10.47        $10.54        $10.79        $10.34       $10.41        $10.45        $10.33

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $11.14        $10.93        $11.06        $11.36        $10.89       $11.00        $11.06        $10.96

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        12,004.78     26,660.24     32,201.63     80,773.05     1,209.69     2,989.60      2,031.38      12,503.20
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $134          $291          $356          $918          $13           $33           $22          $137

                      ==============================================================================================================
                      ==============================================================================================================


1996
 Beginning Unit Value    $10.23        $10.02        $10.05        $10.27        $10.06       $10.07        $10.08        $10.09

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $10.66        $10.47        $10.54        $10.79        $10.34       $10.41        $10.45        $10.33

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        9,449.98      12,173.70     15,907.37     59,518.32      244.56      1,038.88      1,603.91       219.54
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $101          $127          $168          $642           $3           $11           $17           $2

                      ==============================================================================================================


                                                                                                                         (Continued)


5.  SELECTED DATA


                                Maxim Stock Index Portfolio                         Maxim T Rowe Price MidCap Portfolio

                      --------------------------------------------------------------------------------------------------------------

                            A             O             U             Z             A             O             U             Z

Date Commenced          06/01/95      06/01/95      06/01/95      06/01/95      06/30/97      06/30/97      06/30/97      06/30/97
Operations

2000
 Beginning Unit Value    $27.54        $27.72        $28.04        $28.36        $16.57        $16.67        $16.78        $16.88

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $25.17        $25.40        $25.75        $26.11        $17.65        $17.81        $17.97        $18.12

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        41,374.47     97,305.48    122,326.23    426,156.33     31,173.15     46,889.80     69,503.47    196,580.00
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)      $1,041        $2,471        $3,150        $11,128        $550          $835         $1,249        $3,563

                      ==============================================================================================================


1999
 Beginning Unit Value    $23.18        $23.27        $23.48        $23.69        $13.40        $13.45        $13.50        $13.55

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $27.54        $27.72        $28.04        $28.36        $16.57        $16.67        $16.78        $16.88

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        56,641.17    134,110.58    148,486.44    462,932.29     32,392.52     45,863.53     54,321.27    162,732.50
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)      $1,560        $3,718        $4,164        $13,131        $537          $765          $911         $2,748

                      ==============================================================================================================


1998
 Beginning Unit Value    $18.42        $18.45        $18.56        $18.68        $11.04        $11.06        $11.07        $11.09

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $23.18        $23.27        $23.48        $23.69        $13.40        $13.45        $13.50        $13.55

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        57,660.73    123,326.43    138,697.83    360,224.24     15,971.70     28,827.46     23,055.16     79,644.98
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)      $1,336        $2,870        $3,256        $8,533         $214          $388          $311         $1,079

                      ==============================================================================================================


1997
 Beginning Unit Value    $14.01        $14.00        $14.06        $14.11        $10.00        $10.00        $10.00        $10.00

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $18.42        $18.45        $18.56        $18.68        $11.04        $11.06        $11.07        $11.09

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        53,406.89     93,690.46    101,305.87    216,413.98         -             -             -         1,485.90
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $984         $1,728        $1,881        $4,043           -             -             -            $16

                      ==============================================================================================================
                      ==============================================================================================================


1996
 Beginning Unit Value    $11.59        $11.55        $11.57        $11.58

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $14.01        $14.00        $14.06        $14.11

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        30,565.13     48,278.77     50,780.90    119,929.73
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $428          $676          $714         $1,692

                      ==============================================================================================================


                                                                                                                        (Continued)





5.  SELECTED DATA


                         Maxim U.S. Government Mortgage Securities                     Maxim Value Index Portfolio
                                 Portfolio

                      --------------------------------------------------------------------------------------------------------------

                            A             O             U             Z            A             O             U             Z

Date Commenced          07/12/95      07/12/95      07/12/95      07/12/95      07/12/95     07/12/95      07/12/95      07/12/95
Operations

2000
 Beginning Unit Value    $12.37        $12.58        $12.73        $12.87        $23.11       $23.38        $23.65        $23.92

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $13.60        $13.86        $14.05        $14.25        $24.17       $24.51        $24.85        $25.20

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        15,168.80     22,896.73     22,815.40     68,969.32    32,690.69     65,794.56     83,833.23    225,597.69
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $206          $317          $321          $983          $790        $1,612        $2,083        $5,685

                      ==============================================================================================================


1999
 Beginning Unit Value    $12.40        $12.58        $12.69        $12.81        $20.90       $21.09        $21.28        $21.47

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $12.37        $12.58        $12.73        $12.87        $23.11       $23.38        $23.65        $23.92

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        15,855.63     27,784.66     28,714.60    114,042.30    43,966.79     84,831.08    100,429.74    272,374.15
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $196          $350          $365         $1,468        $1,016       $1,983        $2,375        $6,514

                      ==============================================================================================================


1998
 Beginning Unit Value    $11.67        $11.80        $11.88        $11.95        $18.40       $18.52        $18.64        $18.76

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $12.40        $12.58        $12.69        $12.81        $20.90       $21.09        $21.28        $21.47

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        14,629.83     20,647.77     33,304.47    108,890.83    41,606.69     81,338.97     94,959.15    183,410.06
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $181          $260          $423         $1,394         $870        $1,715        $2,021        $3,938

                      ==============================================================================================================


1997
 Beginning Unit Value    $10.82        $10.92        $10.96        $11.00        $13.82       $13.88        $13.93        $13.99

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $11.67        $11.80        $11.88        $11.95        $18.40       $18.52        $18.64        $18.76

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        8,773.99      15,501.18     17,934.40     37,775.13    34,549.99     61,417.45     65,117.93    113,775.97
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)       $102          $183          $213          $452          $636        $1,137        $1,214        $2,134

                      ==============================================================================================================
                      ==============================================================================================================


1996
 Beginning Unit Value    $10.45        $10.52        $10.54        $10.55        $11.55       $11.56        $11.58        $11.60

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value       $10.82        $10.92        $10.96        $11.00        $13.82       $13.88        $13.93        $13.99

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        5,272.40      8,847.40      7,526.42      18,157.75    16,778.01     32,274.09     32,323.22     46,735.19
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)        $57           $97           $82          $200          $232         $448          $450          $654

                      ==============================================================================================================












 GREAT-WEST LIFE & ANNUITY
     INSURANCE COMPANY
---------------------------


  CONSOLIDATED FINANCIAL
        STATEMENTS
    FOR THE YEARS ENDED

  DECEMBER 31, 2000, 1999
         AND 1998

 AND INDEPENDENT AUDITORS'
          REPORT





INDEPENDENT AUDITORS'
REPORT

To the Board of Directors
and Stockholder of
Great-West Life & Annuity
Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" and, accordingly, changed its method of accounting for software development costs.

/s/DELOITE & TOUCHE LLP
Deloitte & Touche LLP
Denver, Colorado
January 29, 2001




GREAT-WEST LIFE & ANNUITY
INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2000 AND 1999

===========================

(Dollars in Thousands)


-------------------------------------------------------------------------------------
======================================================

                                                               2000                 1999

======================================================  -------------------  -------------------

                       ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581)                                     $                    $       2,260,581
    Available-for-sale, at fair value (amortized cost
     $9,372,009 and $6,953,383)                               9,419,865            6,727,922
  Common stock, at fair value (cost $68,472 and
    $43,978)                                                     95,036               69,240
  Mortgage loans on real estate, net                            843,371              974,645
  Real estate                                                   106,690              103,731
  Policy loans                                                2,809,973            2,681,132
  Short-term investments, available-for-sale (cost
    approximates fair value)                                    414,382              240,804

                                                        -------------------  -------------------


        Total Investments                                    13,689,317           13,058,055

OTHER ASSETS:
  Cash                                                          153,977              267,514
  Reinsurance receivable
    Related party                                                 4,297                5,015
    Other                                                       229,671              168,307
  Deferred policy acquisition costs                             279,688              282,295
  Investment income due and accrued                             139,152              137,810
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $34,700 and $31,200)                                        227,803              150,133
  Other assets                                                  503,533              308,419
  Premiums in course of collection (net of
    allowances of $18,700 and $13,900)                          149,969               79,299
  Deferred income taxes                                         138,842              253,323
SEPARATE ACCOUNT ASSETS                                      12,381,137           12,819,897

                                                        -------------------  -------------------






TOTAL ASSETS                                          $      27,897,386    $      27,530,067

                                                        ===================  ===================



                                                                                (Continued)


==============================================================================================


                                                                      2000            1999

                                                                 ---------------  --------------

LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                            $      547,558   $      555,783
      Other                                                        11,497,442       11,181,900
    Policy and contract claims                                        441,326          346,868
    Policyholders' funds                                              197,941          185,623
    Provision for policyholders' dividends                             72,716           70,726
GENERAL LIABILITIES:
    Due to GWL                                                         43,081           35,979
    Due to GWL&A Financial                                            171,347          175,035
    Repurchase agreements                                                               80,579
    Commercial paper                                                   97,631
    Other liabilities                                                 854,024          780,476
    Undistributed earnings on participating business                  165,754          130,638
SEPARATE ACCOUNT LIABILITIES                                       12,381,137       12,819,897

                                                                 ---------------  --------------

        Total Liabilities                                          26,469,957       26,363,504

                                                                 ---------------  --------------


COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares
authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding               7,032            7,032
    Additional paid-in capital                                        717,704          700,316
    Accumulated other comprehensive income (loss)                      33,672          (84,861)
    Retained earnings                                                 669,021          544,076

                                                                 ---------------  --------------

        Total Stockholder's Equity                                  1,427,429        1,166,563

                                                                 ---------------  --------------









TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   27,897,386   $   27,530,067

                                                                 ===============  ==============



See notes to consolidated financial statements.                                    (Concluded)


                                        3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================

(Dollars in Thousands)

                                                        2000           1999            1998

                                                    -------------  --------------  -------------

REVENUES:
  Premiums
    Related party                                 $              $               $      46,191
    Other (net of premiums ceded totaling
      $115,404, $85,803, and $86,511)                 1,332,566      1,163,183         948,672
  Fee income                                            871,627        635,147         516,052
  Net investment income (loss)
    Related party                                       (14,517)       (10,923)         (9,416)
    Other                                               945,958        886,869         906,776
  Net realized gains on investments                      28,283          1,084          38,173

                                                    -------------  --------------  -------------

                                                      3,163,917      2,675,360       2,446,448

                                                    -------------  --------------  -------------

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $62,803,
    $80,681, and $81,205)                             1,122,560        970,250         768,474
  Increase in reserves
    Related party                                                                       46,191
    Other                                                53,550         33,631          78,851
  Interest paid or credited to contractholders          490,131        494,081         491,616
  Provision for policyholders' share of earnings
    on participating business                             5,188         13,716           5,908
  Dividends to policyholders                             74,443         70,161          71,429

                                                    -------------  --------------  -------------

                                                      1,745,872      1,581,839       1,462,469
  Commissions                                           204,444        173,405         144,246
  Operating expenses (income):
    Related party                                          (704)          (768)         (5,094)
    Other                                               775,885        593,575         518,228
  Premium taxes                                          45,286         38,329          30,848

                                                    -------------  --------------  -------------

                                                      2,770,783      2,386,380       2,150,697
INCOME BEFORE INCOME TAXES                              393,134        288,980         295,751

                                                    -------------  --------------  -------------

PROVISION FOR INCOME TAXES:
  Current                                               108,509         72,039          81,770
  Deferred                                               25,531         11,223          17,066

                                                    -------------  --------------  -------------

                                                        134,040         83,262          98,836

                                                    -------------  --------------  -------------

NET INCOME                                        $     259,094  $     205,718   $     196,915

                                                    =============  ==============  =============






See notes to consolidated financial statements.


                                        4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================

(Dollars in Thousands)

                                                                                            Accumulated
                                                                             Additional        Other
                          Preferred Stock              Common Stock           Paid-in      Comprehensive    Retained

                      ------------------------   -------------------------

                        Shares        Amount       Shares        Amount       Capital      Income (Loss)    Earnings    Total

                      ------------  -----------  ------------   ----------   -----------   --------------  -----------  -----------

BALANCE, JANUARY 1,   2,000,800      121,800     7,032,000          7,032       690,748          52,807     313,532     1,185,919
         1998
   Net income                                                                                               196,915       196,915
   Other comprehensive                                                                            8,753                     8,753
    income

                                                                                                                        -----------

Total comprehensive                                                                                                      205,668
income

                                                                                                                        -----------

Capital contributions                                                             8,808                                     8,808
Dividends                                                                                                   (80,036)      (80,036)
Purchase of preferred (2,000,800)   (121,800)                                                                            (121,800)
shares

                      ------------  -----------  ------------   ----------   -----------   --------------  -----------  -----------

BALANCE, DECEMBER 31,         0            0     7,032,000          7,032       699,556          61,560     430,411     1,198,559
         1998

   Net income                                                                                               205,718       205,718
   Other comprehensive                                                                         (146,421)                 (146,421)
   loss

                                                                                                                        -----------

Total comprehensive                                                                                                       59,297
income

                                                                                                                        -----------

Dividends                                                                                                   (92,053)      (92,053)
Income tax benefit on
stock
  Compensation                                                                      760                                       760

                      ------------  -----------  ------------   ----------   -----------   --------------  -----------  -----------

BALANCE, DECEMBER 31,         0            0     7,032,000          7,032       700,316         (84,861)    544,076     1,166,563
         1999

   Net income                                                                                               259,094       259,094
   Other comprehensive                                                                          118,533                   118,533
   income

                                                                                                                        -----------

Total comprehensive                                                                                                      377,627
income

                                                                                                                        -----------

Dividends                                                                                                  (134,149)     (134,149)
Capital contributions
  Parent stock options                                                           15,052                                    15,052
Income tax benefit on
stock
  Compensation                                                                    2,336                                     2,336

                      ------------  -----------  ------------   ----------   -----------   --------------  -----------  -----------

BALANCE, DECEMBER 31,         0   $        0     7,032,000   $      7,032 $     717,704 $        33,672  $  669,021   $ 1,427,429
         2000

                      ============  ===========  ============   ==========   ===========   ==============  ===========  ===========








See notes to consolidated financial statements.


                                       55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================

(Dollars in Thousands)

                                                        2000           1999            1998

                                                    -------------  --------------  -------------

OPERATING ACTIVITIES:
  Net income                                      $     259,094  $     205,718   $     196,915
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                     5,188         13,716           5,908
      Amortization of investments                       (62,428)       (22,514)        (15,068)
      Net realized gains on investments                 (28,283)        (1,084)        (38,173)
      Depreciation and amortization                      41,693         47,339          55,550
      Deferred income taxes                              25,531         11,223          17,066
  Changes in assets and liabilities, net of effects from acquisitions:
      Policy benefit liabilities                        310,511        650,959         938,444
      Reinsurance receivable                            (35,368)        19,636         (43,643)
      Receivables                                      (128,382)       (37,482)         28,467
      Other, net                                       (103,169)      (136,476)       (184,536)

                                                    -------------  --------------  -------------

        Net cash provided by operating activities       284,387        751,035         960,930

                                                    -------------  --------------  -------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
        Sales                                             8,571                          9,920
        Maturities and redemptions                      323,728        520,511         471,432
         Available-for-sale
        Sales                                         1,460,672      3,176,802       6,169,678
        Maturities and redemptions                      887,420        822,606       1,268,323
    Mortgage loans                                      139,671        165,104         211,026
    Real estate                                           8,910          5,098          16,456
    Common stock                                         61,889         18,116           3,814
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                              (100,524)      (563,285)       (584,092)
         Available-for-sale                          (2,866,228)    (4,019,465)     (7,410,485)
    Mortgage loans                                       (4,208)        (2,720)       (100,240)
    Real estate                                         (20,570)       (41,482)         (4,581)
    Common stock                                        (52,972)       (19,698)        (10,020)
    Acquisitions, net of cash acquired                   82,214                        (82,669)

                                                    -------------  --------------  -------------

        Net cash provided by (used in)
          investing activities                    $     (71,427) $      61,587   $     (41,438)

                                                    =============  ==============  =============



                                                                                   (Continued)



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================

(Dollars in Thousands)

                                                        2000           1999            1998

                                                    -------------  --------------  -------------

FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits           $    (220,167) $    (583,900)  $    (507,237)
  Due to GWL                                              7,102        (16,898)        (73,779)
  Due to GWL&A Financial                                  3,665        175,035
  Dividends paid                                       (134,149)       (92,053)        (80,036)
  Net commercial paper borrowings
    (repayments)                                         97,631        (39,731)        (14,327)
  Net repurchase agreements repayments                  (80,579)      (163,680)        (81,280)
  Capital contributions                                                                  8,808
  Purchase of preferred shares                                                        (121,800)

                                                    -------------  --------------  -------------

        Net cash used in financing activities          (326,497)      (721,227)       (869,651)

                                                    -------------  --------------  -------------


NET INCREASE (DECREASE) IN CASH                        (113,537)        91,395          49,841

CASH, BEGINNING OF YEAR                                 267,514        176,119         126,278

                                                    -------------  --------------  -------------


CASH, END OF YEAR                                 $     153,977  $     267,514   $     176,119

                                                    =============  ==============  =============


SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                  $      78,510  $      76,150   $     111,493
    Interest                                             21,060         14,125          13,849

Non-cash financing activity:
  Capital contributions - Parent stock options           15,052











See notes to consolidated financial statements.                                    (Concluded)



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

================================================================================

(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial, was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

        Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation. Most significantly, amounts receivable related to uninsured accident and health plan claims and the related allowance for doubtful accounts and the allowance for doubtful accounts for premiums in course of collection were previously included in liabilities. This change in classification has no effect on previously reported stockholder's equity or net income.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established (See Note 6).




              Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

              The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

          3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4.    Investments in common stock are carried at fair value.

        5.    Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        7.    Gains  and  losses   realized  on  disposal  of  investments  are
              determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". The Company capitalized $19,709 and $18,373 in internal use software development costs for the years ended December 31, 2000 and 1999, respectively.




        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new and renewal business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $36,834, $43,512, and $51,724 in 2000, 1999, and 1998,
        respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,762,065 and $7,169,885 at December 31, 2000 and 1999, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,189,716 and $4,468,685 at December 31, 2000 and 1999, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $4,557,599 and $4,297,823 at December 31, 2000 and 1999,
        respectively. Participating business approximates 28.6%, 31.0%, and 32.7% of the Company's ordinary life insurance in force and 85.2%, 94.0%, and 71.9% of ordinary life insurance premium income for the years ended December 31, 2000, 1999, and 1998, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.




        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the transferred participating policyholders.

        Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, the Company was required to implement the provisions of SAB No. 101 no later than the fourth quarter of the fiscal year ending December 31, 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.2%, 6.2%, and 6.3% in 2000, 1999, and 1998.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.




        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets, and therefore, are held for purposes other than trading. Such derivative instruments consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, interest rate futures, and equity swaps. The settlements paid or received under these contracts is deferred and recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counterparty to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset-liability maturity program. Futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk in excess of amounts recognized in the financial statements, when used for hedging purposes, these instruments typically reduce overall market, foreign exchange, and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.




        Effective January 1, 2001, the Company adopted FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended by FASB Statement No. 138. The Statements require that all derivative financial instruments be recognized in the financial statements as assets or liabilities and measured at fair value regardless of the purpose or intent for holding them. Gains or losses resulting from changes in the fair value of derivatives are accounted for depending on the intended use of the derivative and whether it qualifies for hedge accounting. Upon adoption, a transition adjustment of approximately $1,000 increased accumulated comprehensive income.

        Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (See Note 13).

        Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - The Financial Accounting Standards Board (FASB) has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125", which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. Statement No. 140 will be effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, certain disclosure requirements under statement No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements (see Note 6). Management does not anticipate that the adoption of the new Statement will have a significant effect on the financial position or results of operations of the Company.

2.      ACQUISITIONS

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.




        Assuming the Alta acquisition had been effective on January 1, 1998, pro forma 1998 revenues would have been $2,671,361 and pro forma 1998 net income would have been $191,552. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1998, or of future operations.

        Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

        Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.


        On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business was immediately coinsured back to Allmerica and is expected to be underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the GWL's carrying amount, which approximated fair value, the following at December 31, 1998 as a result of this transaction:

                   Assets                              Liabilities and Stockholder's Equity

     Cash                               $    24,600    Policy reserves             $  137,638
     Deferred income taxes                    3,816
     Policy loans                            82,649
     Due from Parent Corporation             19,753
     Other                                    6,820

                                          -----------                                -----------

                                        $   137,638                                $  137,638

                                          ===========                                ===========

================================================================================


        In connection with this transaction, GWL made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximated fair value, the following at September 30, 1998 as a result of this transaction:

                   Assets                              Liabilities and Stockholder's Equity

     ===================================

     ===================================

     Bonds                              $   147,475    Policy reserves             $  428,152

     ===================================

     Mortgages                               82,637    Due to Parent Corporation       20,820

     ===================================

     Cash                                   134,900

     ===================================

     Deferred policy acquisition costs        9,724

     ===================================

     Deferred income taxes                   15,762

     ===================================

     Policy loans                            56,209

     ===================================

     Other                                    2,265

     ===================================
                                          -----------                                -----------

                                        $   448,972                                $  448,972

     ===================================  ===========                                ===========


        In connection with this transaction, GWL made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from GWL for $25,184.

        The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                             Years Ended December 31,

                                                    -------------------------------------------

                                                        2000           1999           1998

                                                    -------------  -------------  -------------


     Investment management revenue               $        120    $       130    $       475
     Administrative and underwriting revenue              704            768          5,094

        At December 31, 2000 and 1999, due to GWL includes $17,743 and $10,641 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (7.0% and 6.7% at December 31, 2000 and 1999, respectively) while the note payable bears interest at 5.4%.




        On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

        Interest expense attributable to these related party obligations was $14,637, $11,053, and $9,891 for the years ended December 31, 2000,
        1999, and 1998, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2000 and 1999, the reinsurance receivable had a carrying value of $233,968 and $173,322, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:





                                            Ceded         Assumed                    Percentage
                                         Primarily to    Primarily                   of Amount
                             Gross        the Parent     from Other       Net         Assumed
                             Amount      Corporation     Companies       Amount        to Net

                          -------------  -------------  ------------- -------------  -----------

     December 31, 2000:
       Life insurance in force:
         Individual     $ 39,067,268   $  5,727,745   $  7,563,302   $ 40,902,825      18.5%
         Group            75,700,120                    20,610,896     96,311,016      21.4%

                          -------------  -------------  -------------  -------------

             Total      $ 114,767,388  $  5,727,745   $ 28,174,198   $ 137,213,841

                          =============  =============  =============  =============


       Premium Income:
         Life insurance $    349,097   $     35,448   $     88,994   $    402,643      22.1%
                             827,044         79,705        175,294        922,633      19.0%
     Accident/health

                          -------------  -------------  -------------  -------------

             Total      $  1,176,141   $    115,153   $    264,288   $  1,325,276

                          =============  =============  =============  =============


     December 31, 1999:
       Life insurance in force:
         Individual     $ 35,362,934   $  5,195,961   $  8,467,877   $ 38,634,850      21.9%
         Group            80,717,198                     2,212,741     82,929,939       2.7%

                          -------------  -------------  -------------  -------------

             Total      $ 116,080,132  $  5,195,961   $ 10,680,618   $ 121,564,789

                          =============  =============  =============  =============



       Premium Income:
         Life insurance $    306,101   $     27,399   $     46,715   $    325,417      14.4%
                             801,755         58,247         79,753        823,261       9.7%
     Accident/health

                          -------------  -------------  -------------  -------------

             Total      $  1,107,856   $     85,646   $    126,468   $  1,148,678

                          =============  =============  =============  =============


     December 31, 1998:
       Life insurance in force:
         Individual     $ 34,017,379   $  4,785,079   $  8,948,442   $ 38,180,742      23.4%
         Group            81,907,539                     2,213,372     84,120,911       2.6%

                          -------------  -------------  -------------  -------------

             Total      $ 115,924,918  $  4,785,079   $ 11,161,814   $ 122,301,653

                          =============  =============  =============  =============


       Premium Income:
         Life insurance $    352,710   $     24,720   $     65,452   $    393,442      16.6%
                             571,992         61,689         74,284        584,587      12.7%
     Accident/health

                          -------------  -------------  -------------  -------------

             Total      $    924,702   $     86,409   $    139,736   $    978,029

                          =============  =============  =============  =============


5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS




        Net investment income is summarized as follows:

                                                              Years Ended December 31,

                                                     -------------------------------------------

                                                         2000           1999           1998

                                                     -------------  -------------  -------------

     Investment income:
       Fixed maturities and short-term investments  $   676,784   $    636,946   $    638,079
       Mortgage loans on real estate                     80,775         88,033        110,170
       Real estate                                       22,068         19,618         20,019
       Policy loans                                     191,320        167,109        180,933
       Other                                                120            138            285

                                                     -------------  -------------  -------------

                                                        971,067        911,844        949,486
     Investment expenses, including interest on
       amounts charged by the related parties
       of $14,637, $11,053, and $9,891                   39,626         35,898         52,126

                                                     -------------  -------------  -------------

     Net investment income                          $   931,441   $    875,946   $    897,360

                                                     =============  =============  =============



        Net realized gains (losses) on investments are as follows:

                                                              Years Ended December 31,

                                                     -------------------------------------------

                                                         2000           1999           1998

                                                     -------------  -------------  -------------

     Realized gains (losses):
       Fixed maturities                             $   (16,752)  $     (8,321)  $     36,944
       Stocks                                            33,411            463          1,447
       Mortgage loans on real estate                      2,207          1,429            424
       Real estate                                          490            513
       Provisions                                         8,927          7,000           (642)

                                                     -------------  -------------  -------------

     Net realized gains on investments              $    28,283   $      1,084   $     38,173

                                                     =============  =============  =============



6.      SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value

                                   ----------- -----------  -----------  ----------- -----------

     Available-for-Sale:
       U.S. Government Agencies  $  1,115,926 $   14,528  $    3,483   $ 1,126,971  $1,126,971
       Collateralized mortgage
         obligations                  708,707      8,592       7,201       710,098     710,098
       Public utilities               654,729     13,251       7,063       660,917     660,917
       Corporate bonds              3,036,921     66,903      85,559     3,018,265   3,018,265
       Foreign governments             49,505      1,019         376        50,148      50,148
       State and municipalities       815,246     20,424       6,502       829,168     829,168
       Direct mortgage pass-
          through certificates        356,975      2,719       1,091       358,603     358,603
       Mortgage backed                100,786      5,401         363       105,824     105,824
     securities
       Asset backed securities      2,533,214     46,602      19,945     2,559,871   2,559,871

                                   ----------- -----------  -----------  ----------- -----------

                                 $  9,372,009 $  179,439  $  131,583   $ 9,419,865  $9,419,865

                                   =========== ===========  ===========  =========== ===========


        Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value

                                   ----------- -----------  -----------  ----------- -----------

     Held-to-Maturity:
         U.S. Government         $   178,801  $      448  $   10,047   $  169,202   $ 178,801
     Agencies
         Collateralized mortgage
           obligations                 5,452          19                    5,471       5,452
         Public utilities            281,308       3,956       5,195      280,069     281,308
         Corporate bonds           1,450,576      15,840      22,654     1,443,762   1,450,576
         Foreign governments          10,000         213                   10,213      10,000
         State municipalities        123,160         691       1,494      122,357     123,160
         Direct mortgage pass-
           through certificates
         Mortgage backed
     securities
         Asset backed securities     211,284       2,184       5,961      207,507     211,284

                                   ----------- -----------  -----------  ----------- -----------

                                 $ 2,260,581  $   23,351  $   45,351   $ 2,238,581  $2,260,581

                                   =========== ===========  ===========  =========== ===========




                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value

                                   ----------- -----------  -----------  ----------- -----------

     Available-for-Sale:
       U.S. Government Agencies  $   942,341  $    2,370  $   22,871   $  921,840   $ 921,840
       Collateralized mortgage
         obligations                 862,250       1,215      38,061      825,404     825,404
       Public utilities              479,868       1,158      13,369      467,657     467,657
       Corporate bonds             1,836,482      19,120      79,079     1,776,523   1,776,523
       Foreign governments            37,864         642         856       37,650      37,650
       State and municipalities      359,367          94      17,598      341,863     341,863
       Direct mortgage pass-
          through certificates       304,099       1,419      11,704      293,814     293,814
       Mortgage backed                51,809          18       1,900       49,927      49,927
     securities
       Asset backed securities     2,079,303       5,140      71,199     2,013,244   2,013,244

                                   ----------- -----------  -----------  ----------- -----------

                                 $ 6,953,383  $   31,176  $  256,637   $ 6,727,922  $6,727,922

                                   =========== ===========  ===========  =========== ===========


        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   Available-for-Sale

                                   -------------------------------

                               Amortized Estimated
                                       Cost          Fair Value

                                   --------------   --------------

     Due in one year or less     $      518,895  $       527,576
     Due after one year
       through five years             2,480,365        2,487,423
     Due after five years
       through ten years              1,167,364        1,172,556
     Due after ten years                772,208          760,118
     Mortgage-backed
       securities                     1,899,963        1,912,319
     Asset-backed securities          2,533,214        2,559,873

                                   --------------   --------------

                                 $    9,372,009  $     9,419,865

                                   ==============   ==============


        Proceeds from sales of securities available-for-sale were $1,460,672, $3,176,802, and $6,169,678 during 2000, 1999, and 1998, respectively.
        The realized gains on such sales totaled $5,845, $10,080, and $41,136 for 2000, 1999, and 1998, respectively. The realized losses totaled $20,562, $19,720, and $8,643 for 2000, 1999, and 1998, respectively.
        During the years 2000, 1999, and 1998, held-to-maturity securities with amortized cost of $8,571, $0, and $9,920 were sold due to credit deterioration with insignificant gains and losses.



        During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

        At December 31, 2000 and 1999, pursuant to fully collateralized securities lending arrangements, the Company had loaned $208,702 and $0 of fixed maturities, respectively. The fair value of collateral held by the Company at December 31, 2000, that can be sold or repledged is $212,876. No portion of the collateral had been sold or repledged at December 31, 2000.

        The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 2000 financial hedge instruments:

                              Notional Strike/Swap
     December 31, 2000             Amount                Rate                   Maturity

     ------------------------  --------------- -------------------------- ----------------------

     Interest Rate Futures   $     171,800           5.17% - 5.68%                3/01
     Interest Rate Caps          1,562,000       7.64% - 11.82% (CMT)         6/00 - 12/06
     Interest Rate Swaps           300,041          4.995% - 8.620%           1/01 - 12/06
     Foreign Currency
       Exchange Contracts           18,371     N/A                             6/05 - 7/06
     Options                       111,400              Various               5/01 - 11/05





        The following table summarizes the 1999 financial hedge instruments:

                              Notional Strike/Swap
     December 31, 1999            Amount                 Rate                   Maturity

     ------------------------  --------------  -------------------------- ----------------------


     Interest Rate Caps      $   1,362,000       7.64% - 11.82% (CMT)         6/00 - 12/04
     Interest Rate Swaps           217,528            4.94%-6.8%              02/00 - 12/06
     Foreign Currency
       Exchange Contracts           19,478                N/A                 03/00 - 07/06
     Equity Swap                   104,152           5.15% - 5.93%                01/01
     Options                        54,100              Various               01/02 - 12/02


        LIBOR   - London Interbank Offered Rate
        CMT            - Constant Maturity Treasury Rate

        The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2000, approximately 32% of the Company's mortgage loans were collateralized by real estate located in California.

        The following is information with respect to impaired mortgage loans:

                                                                     2000             1999

     ==========================================================  --------------  ---------------

     ==========================================================

     Loans, net of related allowance for credit losses of

     ==========================================================

       $12,777 and $14,727                                     $       21,893  $      25,877

     ==========================================================

     Loans with no related allowance for credit losses                 12,954         17,880

     ==========================================================

     Average balance of impaired loans during the year                 39,321         43,866

     ==========================================================

     Interest income recognized (while impaired)                        1,648          1,877

     ==========================================================

     Interest income received and recorded (while impaired)

     ==========================================================

       using the cash basis method of recognition                       1,632          1,911

     ==========================================================



        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $73,518 and $75,691 at December 31, 2000 and 1999, respectively.




        The following table presents changes in the allowance for credit losses:

                                                        2000            1999           1998

                                                    -------------   -------------  -------------


     Balance, beginning of year                   $     77,416   $      83,416   $     83,416
     Provision for loan losses                          (8,927)         (7,000)           642
     Charge-offs                                        (7,247)              -           (787)
     Recoveries                                              -           1,000            145

                                                    -------------   -------------  -------------

     Balance, end of year                         $     61,242   $      77,416   $     83,416

                                                    =============   =============  =============


7.      COMMERCIAL PAPER

        The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%. At December 31, 1999, no commercial paper was outstanding.

8.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                      December 31,

                                      -----------------------------------------------------------

                                      2000                           1999

                                      ----------------------------   ----------------------------

                                      Carrying       Estimated       Carrying       Estimated
                                         Amount       Fair Value        Amount       Fair Value

                                      -------------  -------------   -------------  -------------

     ASSETS:
        Fixed maturities and
          short-term investments    $   9,834,247  $  9,834,247   $    9,229,307  $  9,207,307
        Mortgage loans on real
          estate                          843,371       856,848          974,645       968,964
        Policy loans                    2,809,973     2,809,973        2,681,132     2,681,132
        Common stock                       95,036        95,036           69,240        69,240

     LIABILITIES:
        Annuity contract reserves
          without life                  4,189,716     4,204,907        4,468,685     4,451,465
     contingencies
        Policyholders' funds              197,941       197,941          185,623       185,623
        Due to GWL                         43,081        41,332           35,979        33,590
        Due to GWL&A Financial            171,347       158,222          175,035       137,445
        Repurchase agreements                                             80,579        80,579
        Commercial paper                 97,631         97,631           - -            - -

     HEDGE CONTRACTS:
        Interest rate futures              (1,442)     (1,442)            1,015       1,015
        Interest rate caps                    405           405           4,140         4,140
        Interest rate swaps                 9,232         9,232          (1,494)       (1,494)
        Foreign currency exchange
          contracts                         1,079         1,079             (10)          (10)
        Equity swap                           - -           - -          (7,686)       (7,686)
        Options                            (3,528)       (3,528)         (6,220)       (6,220)




        The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair-value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

        The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

        The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2000.




        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $1,858 and $772 of unrealized losses in 2000 and 1999, respectively. Included in the net gain position for foreign currency exchange contracts are $0 and $518 of loss exposures in 2000 and 1999, respectively.




9.      EMPLOYEE BENEFIT PLANS

        The following table summarizes changes for the years ended December 31, 2000, 1999, and 1998, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.

                                                                         Post-Retirement
                                          Pension Benefits                 Medical Plan

                                     ----------------------------  -----------------------------

                                      2000      1999      1998      2000      1999       1998

                                     --------  --------  --------  --------  --------   --------

     Change in benefit obligation
     Benefit obligation at        $  126,130 $ 131,305 $ 115,057 $ 29,228  $ 19,944  $  19,454
     beginning of year
     Service cost                     7,062     7,853     6,834    2,305     2,186       1,365
     Interest cost                    9,475     8,359     7,927    2,167     1,652       1,341
     Addition of former Alta                    4,155
     employees
     Actuarial (gain) loss            2,510    (22,363)   5,117              3,616      (1,613)
     Prior service for former
     Alta
       employees                                                             2,471
     Benefits paid                   (4,614)   (3,179)   (3,630)    (682)     (641)       (603)

                                     --------  --------  --------  --------  --------   --------

     Benefit obligation at end    $  140,563 $ 126,130 $ 131,305 $ 33,018  $ 29,228  $  19,944
     of year

                                     --------  --------  --------  --------  --------   --------


        Change in plan assets
     Fair value of plan assets
     at
       beginning of year          $  192,093 $ 183,136 $ 162,879 $         $         $
     Actual return on plan assets     6,032    12,055    23,887
     Addition of former Alta
     employees
       and other adjustments                       81
     Benefits paid                   (4,614)   (3,179)   (3,630)

                                     --------  --------  --------  --------  --------   --------

     Fair value of plan assets       193,511   192,093   183,136
     at end of year

                                     --------  --------  --------  --------  --------   --------


     Funded (unfunded) status        52,948    65,963    51,831    (33,018)  (29,228)   (19,944)
     Unrecognized net actuarial      (15,239)  (30,161)  (11,405)  3,430     3,464        (113)
     (gain) loss
     Unrecognized prior service       3,073     3,614              2,148     2,310
     cost
     Unrecognized net obligation
     or (asset)
       at transition                 (16,655)  (18,170)  (19,684)  12,928    13,736     14,544

                                     --------  --------  --------  --------  --------   --------

     Prepaid (accrued) benefit    $  24,127  $ 21,246  $ 20,742  $ (14,512)$ (9,718) $  (5,513)
     cost

                                     ========  ========  ========  ========  ========   ========


      Components of net periodic
     benefit cost
     Service cost                 $   7,062  $  7,853  $  6,834  $ 2,305   $ 2,186   $   1,365
     Interest cost                    9,475     8,360     7,927    2,167     1,652       1,341
     Expected return on plan         (17,567)  (15,664)  (13,691)
     assets
     Amortization of transition      (1,514)   (1,514)   (1,514)     808       808         808
     obligation
     Amortization of
     unrecognized prior
       service cost                     541       541                162       162
     Amortization of gain from
     earlier
       periods                         (879)      (80)                34        38

                                     --------  --------            --------  --------   --------
                                     --------  --------  --------  --------  --------   --------

     Net periodic (benefit) cost  $  (2,882) $   (504) $   (444) $ 5,476   $ 4,846   $   3,514

                                     ========  ========  ========  ========  ========   ========


           Weighted-average
                 assumptions as
     of December 31
     Discount rate                     7.50%     7.50%    6.50%      7.50%     7.50%     6.50%
     Expected return on plan           9.25%     8.50%    8.50%      9.25%     8.50%     8.50%
     assets
     Rate of compensation              5.00%     5.00%    4.00%      5.00%     5.00%     4.00%
     increase

        The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Companys policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2000, 1999, or 1998.




        Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                             1-Percentage        1-Percentage
                                                                Point               Point
                                                               Increase            Decrease

                                                           -----------------   -----------------

     Increase (decrease) on total of service and
       interest cost on components                      $          1,189    $           (812)
     Increase (decrease) on post-retirement benefit                7,220              (5,517)
       obligation

        The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2000, 1999, and 1998 totaled $6,130, $5,504, and $3,915, respectively.

        The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $19,264, $17,367, and $16,102 for years ending December 31, 2000,
        1999, and 1998, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2000, 1999, and 1998 was $1,358, $1,231, and $1,185,
        respectively.

        The Company also provides a supplemental executive retirement plan
        (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2000, 1999, and 1998 was $3,023, $3,002, and $2,840,
        respectively. The total liability of $18,794 and $14,608 as of December 31, 2000 and 1999 is included in other liabilities.




10.     FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                          2000          1999         1998

                                                       -----------   -----------  -----------

     Federal tax rate                                       35.0  %       35.0  %      35.0  %
     Change in tax rate resulting from:
       Settlement of GWL tax exposures                                    (5.9)
       Other, net                                           (0.9)         (0.3)        (1.6)

                                                       -----------   -----------  -----------

     Total                                                  34.1  %       28.8  %      33.4  %

                                                       ===========   ===========  ===========


         The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

        Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

        Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2000 and 1999 are as follows:

                                          2000                         1999

                                          --------------------------   -------------------------

                                          Deferred      Deferred       Deferred     Deferred
                                          Tax           Tax            Tax          Tax
                                            Asset        Liability       Asset       Liability

                                          -----------   ------------   -----------  ------------

     Policyholder reserves              $   114,074                 $      131,587
     Deferred policy acquisition costs               $      48,543                $     49,455
     Deferred acquisition cost
       proxy tax                            110,239                        103,529
     Investment assets                                      35,714          69,561
     Net operating loss carryforwards           444                            444
     Other                                      103                                        582

                                          -----------   ------------   -----------  ------------

             Subtotal                       224,860         84,257         305,121      50,037
     Valuation allowance                     (1,761)                        (1,761)

                                          -----------   ------------   -----------  ------------

             Total Deferred Taxes       $   223,099  $      84,257  $      303,360$     50,037

                                          ===========   ============   ===========  ============


        Amounts included in investment assets above include $21,228 and $(58,711) related to the unrealized gains (losses) on the Company's fixed maturities available-for-sale at December 31, 2000 and 1999, respectively.




        The Company will file a consolidated tax return for 2000. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2000, the Company's subsidiaries had approximately $1,267 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2000 and 1999, respectively.

        The Company's valuation allowance was decreased in 2000, 1999, and 1998 by $0, $(17), and $(1,792), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

        Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

11.     COMPREHENSIVE INCOME

        Other comprehensive income at December 31, 2000 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax

     =========================================

                                                    Amount        or Benefit         Amount

     =========================================  ---------------  --------------   --------------

     Unrealized gains on available-for-sale

     =========================================

     securities:

     =========================================

        Unrealized holding gains (losses)
     arising

     =========================================

           during the period                  $     204,274    $     (71,495)  $      132,779

     =========================================

        Less:  reclassification adjustment
     for

     =========================================

           (gains) losses realized in net             9,436           (3,303)           6,133
     income

     =========================================
                                                ---------------  --------------   --------------

        Net unrealized gains                        213,710          (74,798)         138,912

     =========================================
     =========================================

     Reserve and  DAC adjustment                    (31,352)          10,973          (20,379)

                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------

     Other comprehensive income               $     182,358    $     (63,825)  $      118,533

     =========================================  ===============  ==============   ==============


        Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax

     =========================================

                                                    Amount        or Benefit         Amount

     =========================================  ---------------  --------------   --------------

     Unrealized gains on available-for-sale

     =========================================

     securities:

     =========================================

        Unrealized holding gains (losses)
     arising

     =========================================

           during the period                  $    (303,033)   $     106,061   $     (196,972)

     =========================================

        Less:  reclassification adjustment
     for

     =========================================

           (gains) losses realized in net            (9,958)           3,485           (6,473)
     income

     =========================================
                                                ---------------  --------------   --------------

        Net unrealized gains (losses)              (312,991)         109,546         (203,445)

     =========================================
     =========================================

     Reserve and  DAC adjustment                     87,729          (30,705)          57,024

                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------

     Other comprehensive loss                 $    (225,262)   $      78,841   $     (146,421)

     =========================================  ===============  ==============   ==============



        Other comprehensive income at December 31, 1998 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount

                                                ---------------  -------------------------------

     Unrealized gains on available-for-sale securities:
        Unrealized holding gains (losses)
     arising
           during the period                  $      39,430    $     (13,800)  $       25,630
        Less:  reclassification adjustment
     for
           (gains) losses realized in net           (14,350)           5,022           (9,328)
     income

                                                ---------------  --------------   --------------

        Net unrealized gains                         25,080           (8,778)          16,302
     Reserve and  DAC adjustment                    (11,614)           4,065           (7,549)

                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------

     Other comprehensive income               $      13,466    $      (4,713)  $        8,753

                                                ===============  ==============   ==============


12.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

        At December 31, 2000 and 1999, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

        Dividends of $0, $0, and $6,692 were paid on preferred stock in 2000, 1999, and 1998, respectively. In addition, dividends of $134,149, $92,053, and $73,344 were paid on common stock in 2000, 1999, and 1998, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                      2000             1999            1998

                                                  --------------  ---------------  -------------

                                                   (Unaudited)
     Net income                                 $     293,521   $      253,123   $    225,863
     Capital and surplus                            1,083,718        1,004,745        727,124

        In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification as modified by the Colorado Division of Insurance will increase statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2000 were $1,083,718 and $275,231 [Unaudited], respectively. The Company should be able to pay up to $275,231[Unaudited] of dividends in 2001.



13.     STOCK OPTIONS

        The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2000, 1999, and 1998, stock available for award to Company employees under the Lifeco plan aggregated 4,808,047, 885,150, and 1,424,400 shares.

        The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, recorded compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25.

        Additional variable options granted in 1998 and 2000 totaling 380,000 and 120,000, respectively, become exercisable if certain sales or financial targets are attained. During 2000, 1999, and 1998 13,250, 11,250, and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $151, $23, and $116, respectively. If exercisable, the exercise period expires ten years from the date of grant.


        The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998

                            ---------------------  ----------------------  ----------------------

                            Options       WAEP      Options       WAEP      Options       WAEP

                            -----------  --------  -----------  ---------  -----------  ---------


     Outstanding, Jan. 1     6,567,098 $    9.04    6,544,824 $    8.07     5,736,000 $    7.71
       Granted               1,386,503     14.88      575,500     16.48       988,000     13.90
       Exercised               351,300      6.77      234,476      5.69        99,176      5.93
       Expired or              120,750     12.10      318,750     13.81        80,000     13.05
     canceled

                            -----------  --------  -----------  ---------  -----------  ---------

     Outstanding, Dec. 31    7,481,551 $    9.83    6,567,098 $    9.04     6,544,824 $    8.07

                            ===========  ========  ===========  =========  ===========  =========


     Options exercisable
       at year-end           2,889,848 $    7.23    2,215,998 $    6.31     1,652,424 $    5.72

                            ===========  ========  ===========  =========  ===========  =========


     Weighted average
     fair
     value of options
     granted during year  $    4.38              $    5.23               $    4.46

                            ===========            ===========             ===========



        The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2000:

                                        Outstanding                         Exercisable

     ===================  ----------------------------------------- ----------------------------

                                                         Average                      Average

     ===================

     Exercise                              Average      Exercise                      Exercise

     ===================

        Price Range          Options         Life         Price        Options         Price

     -------------------  --------------  -----------  ------------ --------------   -----------

     $ 5.65 - 7.50          3,223,248        5.65    $     5.72       2,514,448   $       5.70

     ===================

     $10.82 - 15.21         4,096,803        7.66    $    12.77         350,300   $      14.28

     ===================

     $15.91 - 17.95           161,500        8.18    $    17.33          25,100   $      17.74

     ===================


        Of the exercisable Lifeco options, 2,845,348 relate to basic option grants and 44,500 relate to variable grants.

        Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2000, 1999, and 1998, stock available for award under the PFC plan aggregated 2,790,800, 4,340,800, and 4,400,800 shares.

        Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

        The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998

                            ---------------------  ----------------------  ----------------------

                            Options       WAEP      Options       WAEP      Options       WAEP

                            -----------  --------  -----------  ---------  -----------  ---------

     Outstanding, Jan. 1,      285,054 $    3.23      355,054 $    2.89     1,076,000 $    3.05
       Exercised               215,054      3.30       70,000      2.28       720,946      2.98

                            -----------  --------  -----------  ---------  -----------  ---------

     Outstanding, Dec.          70,000 $    2.29      285,054 $    3.23       355,054 $    2.89
     31,

                            ===========  ========  ===========  =========  ===========  =========


     Options exercisable
       at year-end              70,000 $    2.29      285,054 $    3.23       355,054 $    2.89

                            ===========  ========  ===========  =========  ===========  =========


        As of December 31, 2000, the PFC options outstanding have an exercise price of $2.29 and a weighted-average remaining contractual life of 3.33 years.




        The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,147, $1,039, and $727, in 2000, 1999, and 1998, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2000, 1999, and 1998, respectively: dividend yields of 4.06%, 3.63%, and 3.0%, expected volatility of 30.1%, 32.4%, and 34.05%, risk-free interest rates of 6.61%, 6.65%, and 4.79% and expected lives of 7.5 years.

14.     SEGMENT INFORMATION

        The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

        The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's operations are not materially dependent on one or a few customers, brokers or agents.




        Summarized segment financial information for the year ended and as of December 31 was as follows:




        Year ended December 31, 2000

        Operations:

                                                 Employee         Financial

     ========================================

                                                 Benefits         Services          Total

     ========================================  --------------   --------------  ---------------

     Revenue:

     ========================================

        Premium income                       $   1,142,136   $      190,430   $   1,332,566

     ========================================

        Fee income                                 752,309          119,318         871,627

     ========================================

        Net investment income                       94,800          836,641         931,441

     ========================================

        Realized investment gains (losses)          (3,572)          31,855          28,283

     ========================================  --------------   --------------  ---------------

                  Total revenue                  1,985,673        1,178,244       3,163,917

     ========================================

     Benefits and Expenses:

     ========================================

        Benefits                                   922,925          822,946       1,745,871

     ========================================

        Operating expenses                         856,463          168,449       1,024,912

     ========================================  --------------   --------------  ---------------

           Total benefits and expenses           1,779,388          991,395       2,770,783

     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     ========================================
     ========================================

       Net operating income before income          206,285          186,849         393,134
                           taxes

     ========================================

     Income taxes                                   70,197           63,843         134,040

                                               --------------   --------------  ---------------

                   Net income                $     136,088   $      123,006   $     259,094

     ========================================  ==============   ==============  ===============



        Assets:

                                                 Employee         Financial

     ========================================

                                                 Benefits         Services          Total

     ========================================  --------------   --------------  ---------------

     Investment assets                       $   1,438,650   $   12,250,667   $  13,689,317

     ========================================

     Other assets                                  980,245          846,687       1,826,932

     ========================================

     Separate account assets                     6,537,095        5,844,042      12,381,137

     ========================================  --------------   --------------  ---------------

                  Total assets               $   8,955,990   $   18,941,396   $  27,897,386

     ========================================  ==============   ==============  ===============



        Year ended December 31, 1999

        Operations:

                                                 Employee         Financial

     ========================================

                                                 Benefits         Services          Total

     ========================================  --------------   --------------  ---------------

     Revenue:

     ========================================

        Premium income                       $     990,449   $      172,734   $   1,163,183

     ========================================

        Fee income                                 548,580           86,567         635,147

     ========================================

        Net investment income                       80,039          795,907         875,946

     ========================================

        Realized investment gains (losses)          (1,224)           2,308           1,084

     ========================================  --------------   --------------  ---------------

                  Total revenue                  1,617,844        1,057,516       2,675,360

     ========================================

     Benefits and Expenses:

     ========================================

        Benefits                                   789,084          792,755       1,581,839

     ========================================

        Operating expenses                         661,119          143,422         804,541

     ========================================  --------------   --------------  ---------------

           Total benefits and expenses           1,450,203          936,177       2,386,380

     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     ========================================
     ========================================

       Net operating income before income          167,641          121,339         288,980
                           taxes

     ========================================

     Income taxes                                   51,003           32,259          83,262

                                               --------------   --------------  ---------------

                   Net income                $     116,638   $       89,080   $     205,718

     ========================================  ==============   ==============  ===============



        Assets:

                                                 Employee         Financial

     ========================================

                                                 Benefits         Services          Total

     ========================================  --------------   --------------  ---------------

     Investment assets                       $   1,464,111   $   11,593,944   $  13,058,055

     ========================================

     Other assets                                  741,438          910,677       1,652,115

     ========================================

     Separate account assets                     7,244,145        5,575,752      12,819,897

     ========================================  --------------   --------------  ---------------

                  Total assets               $   9,449,694   $   18,080,373   $  27,530,067

     ========================================  ==============   ==============  ===============



        Year ended December 31, 1998

        Operations:

                                                 Employee         Financial

     ========================================

                                                 Benefits         Services          Total

     ========================================  --------------   --------------  ---------------

     Revenue:

     ========================================

        Premium income                       $     746,898   $      247,965   $     994,863

     ========================================

        Fee income                                 444,649           71,403         516,052

     ========================================

        Net investment income                       95,118          802,242         897,360

     ========================================

        Realized investment gains (losses)           8,145           30,028          38,173

     ========================================  --------------   --------------  ---------------

                  Total revenue                  1,294,810        1,151,638       2,446,448

     ========================================

     Benefits and Expenses:

     ========================================

        Benefits                                   590,058          872,411       1,462,469

     ========================================

        Operating expenses                         546,959          141,269         688,228

     ========================================  --------------   --------------  ---------------

           Total benefits and expenses           1,137,017        1,013,680       2,150,697

     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     ========================================
     ========================================

       Net operating income before income          157,793          137,958         295,751
                           taxes

     ========================================

     Income taxes                                   50,678           48,158          98,836

                                               --------------   --------------  ---------------

                   Net income                $     107,115   $       89,800   $     196,915

     ========================================  ==============   ==============  ===============


The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                           2000            1999             1998

     ===============================  ---------------  --------------   --------------
                                      ---------------

     Premium Income:

     ===============================
     ===============================

        Employee Benefits

     ===============================

            Group Life & Health     $   1,142,136    $     990,449   $      746,898

     ===============================  ---------------  --------------   --------------

                 Total Employee         1,142,136          990,449          746,898
     Benefits

                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------

        Financial Services

     ===============================
     ===============================

            Savings                         7,253           14,344           16,765

     ===============================

            Individual Insurance          183,177          158,390          231,200

                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------

                 Total Financial          190,430          172,734          247,965
     Services

     ===============================  ---------------  --------------   --------------

          Total premium income      $   1,332,566    $   1,163,183   $      994,863

     ===============================  ===============  ==============   ==============


     Fee Income:

     ===============================

        Employee Benefits

     ===============================

            Group Life & Health     $     648,328    $     454,071   $      366,805

     ===============================

              (uninsured plans)

     ===============================

            401(k)                        103,981           94,509           77,844

     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------

                 Total Employee           752,309          548,580          444,649
     Benefits

     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------

        Financial Services

     ===============================
     ===============================

            Savings                       111,201           81,331           71,403

     ===============================

            Individual Insurance            8,117            5,236

                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------

                 Total Financial          119,318           86,567           71,403
     Services

     ===============================  ---------------  --------------   --------------

            Total fee income        $     871,627    $     635,147   $      516,052

     ===============================  ===============  ==============   ==============


15.     COMMITMENTS AND CONTINGENCIES

        The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.







                                     Part C



                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements


                      The financial statements of the Retirement Plan Series Account for the years ended December 31, 2000 and 1999 as well as the consolidated financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 2000, 1999 and 1998, are included in Part B filed herewith.


        (b)    Exhibits


               (1) Exhibit 1, Resolution of the Board of Directors of Depositor establishing the Registrant, is attached hereto.

               (2)  Not applicable.

               (3)  Exhibit 3, Underwriting Agreement, is attached hereto.

               (4) Exhibit 4, Form of Contract (Contract No. 12345GP; Form No. FCIRA/RO-10/97), is incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 (File No. 33-83928) filed on May 7, 1998, and (Contract No. 12345GP; Form No. FCIRA/RO-4/94) is attached hereto.

               (5) Exhibit 5, Form of Application (G1222R (rev 1/98)), is incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 (File No. 33-83928) filed on May 7, 1998, and (G1222R (rev 12/95)) is attached hereto.

               (6) Exhibit 6, Certificate of Incorporation, is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Depositor on Form S-1 on October 29, 1996 (File No. 333-01173).

               (7)  Not applicable.

               (8)  Not applicable.

               (9)  Exhibit 9, Opinion of Counsel, is attached hereto.

               (10) (a) Written  Consent of Jorden Burt LLP is attached  hereto.
                    (b) Written Consent of Deloitte & Touche LLP is attached hereto.

               (11) Not Applicable.

               (12) Not Applicable.

               (13) Exhibit  13,   Schedule  of  Computation   for   Performance
                    Quotations, is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-4 (File No. 33-83928) dated April 24, 1997.



Item 25.       Directors and Officers of the Depositor


Position and Offices
Name         Principal Business Address          with Depositor


James Balog  2205 North Southwinds Boulevard, Apt. 307          Director
             Vero Beach, Florida 32963


James W. Burns, O.C.                (5)                         Director

Orest T. Dackow                     (3)                         Director

Andre Desmarais                     (5)                         Director

Paul Desmarais, Jr.                 (5)                         Director

Robert Gratton                      (6)                         Chairman

Kevin P. Kavanagh                   (1)                         Director


William Mackness                    696 Whitehaven Crescent     Director
                                    London, Ontario,
                                    Canada N6G 4V4


William T. McCallum                 (3)             Director, President and
                                                    Chief Executive Officer

Jerry E.A. Nickerson                H.B. Nickerson & Sons Limited       Director
                                    P.O. Box 130

                                    265 Commercial Street
                                    North Sydney, Nova Scotia, Canada B2A 3M2


P. Michael Pitfield, P.C., Q.C.             (5)                         Director

Michel Plessis-Belair, F.C.A.               (5)                         Director


Brian E. Walsh                      Veritas Capital Management, LLC
Director
                            1 Dock Street, 4th Floor
                           Stamford, Connecticut 06902


John A. Brown                       (3)          Senior Vice President,
                                                        Sales,
                                                 Financial Services


Mark Corbett                        (3)          Senior Vice President,
                                                        Investments


Donna A. Goldin                     (2)          Executive Vice President
                                                 and Chief Operating
                                                 Officer, One Corporation


M.T.G. Graye                        (3)          Executive Vice President
                                                 and Chief Financial Officer

Wayne Hoffmann                      (3)          Senior Vice President,
                                                 Investments


Mark S. Hollen                      (3)          Senior Vice President,
                                                 Financial Services


D. Craig Lennox                     (4)          Senior Vice President,
                                                 General Counsel and
Secretary

Steve H. Miller                     (2)          Senior Vice
                                                 President,
                                                 Employee Benefits Sales

James D. Motz                       (2)          Executive Vice President,
                                                 Employee Benefits

Charles P. Nelson                   (3)          Senior Vice President,
                                                 Public/Nonprofit Markets

Marty Rosenbaum                     (2)          Senior Vice President,
                                                 Employee Benefits
                                                 Operations


Gregg E. Seller                     (3)          Senior Vice President,
                                                 Government Markets



Robert K. Shaw                      (3)          Senior Vice President,
                                                 Individual Markets

George D. Webb                      (3)          Senior Vice President,
                                                 Public/Non-Profit Operations


Warren J. Winer                     (2)          Senior Vice President,
                                                 Employee Benefits


Douglas L. Wooden                   (3)          Executive Vice President,
                                                 Financial Services


Jay Wright                          (2)          Senior Vice President,
                                                 Employee Benefits




----------------------------------------


(1)     100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2)     8505 East Orchard Road, Greenwood Village, Colorado  80111.
(3)     8515 East Orchard Road, Greenwood Village, Colorado  80111.
(4)     8525 East Orchard Road, Greenwood Village, Colorado  80111.
(5)     Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec,
                                                          Canada H2Y 2J3.
(6)     Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
                                                          Canada H2Y 2J3.



Item 26. Persons controlled by or under common control with the Depositor or Registrant
------------------------------------------------------------------------------




(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
  100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
     100.0%  - 171263 Canada Inc. (Canada) - Holding Company
        67.4%  - Power Financial Corporation (Canada) - Holding Company
          80.2%  - Great-West Lifeco Inc. (Canada) - Holding Company
            100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
              100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                 100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                    100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business
                    Trust
                    100.0% - Great-West Life & Annuity Insurance Company (of which
                    Retirement Plan Series Account is a separate account)
                    (Colorado) - Life and Health Insurance Company
                        100.0% - First Great-West Life & Annuity Insurance Company (New
                        York) - Life and Health Insurance Company
                        100.0% - Advised Assets Group, Inc. (Colorado) - Investment Adviser
                        100.0% - Alta Health & Life Insurance Company (Indiana) -
                        Life and Health Insurance Company
                           100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                    100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                        100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities
                        Broker/Dealer
                    100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) -
                        Third Party Administrator
                        100.0%  - NPC Securities, Inc. (California) - Securities
                        Broker/Dealer
                        100.0%  - NPC Administrative Services Corporation (California)
                        - Third Party Administrator
                        100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third
                        Party Administrator
                        100.0%  - National Plan Coordinators of Washington, Inc.
                        (Washington) - Third Party Administrator
                        100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) -
                        Third Party Administrator
                        100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
                        100.0%  - NPC Advisers, Inc. (Delaware) - Investment Adviser
                        100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc.
                        (Massachusetts) - Insurance Agency
                   100.0%  - One Benefits Corporation (Colorado) - Holding Company
                        100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred
                        Provider Organization
                        100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health
                        Maintenance Organization
                        100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider
                        Organization
                        100.0% - One Health Plan of California, Inc.
                        (California) - Health Maintenance Organization
                        100.0% - One Health Plan of Colorado, Inc.
                        (Colorado) - Health Maintenance Organization
                        100.0% - One Health Plan of Florida, Inc. (Florida) -
                        Health Maintenance Organization
                        100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health
                        Maintenance Organization 100.0% - One Health Plan
                        of Illinois, Inc. (Illinois) - Health Maintenance
                        Organization
                        100.0% - One Health Plan of Indiana,
                        Inc. (Indiana) - Health Maintenance Organization
                        100.0% - One Health Plan of Kansas/Missouri, Inc.
                        (Kansas) - Health Maintenance Organization
                        100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred
                        Provider Organization
                        100.0% - One Health Plan of
                        Massachusetts, Inc. (Massachusetts) - Health
                        Maintenance Organization
                        100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider
                        Organization
                        100.0% - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                        100.0% - One Health Plan of Nevada, Inc. (Nevada) -
                        Preferred Provider Organization
                        100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) -
                        Preferred Provider Organization
                        100.0% - One Health Plan of New Jersey, Inc. (New Jersey) - Health
                        Maintenance Organization
                        100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider
                        Organization
                        100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health
                        Maintenance Organization
                        100.0% - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance
                        Organization
                        100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                        100.0% - One Health Plan of Pennsylvania, Inc.
                        (Pennsylvania) - Health Maintenance Organization
                        100.0% - One Health Plan of South Carolina, Inc.
                        (South Carolina) - Preferred Provider Organization
                        100.0% - One Health Plan of Tennessee, Inc.
                        (Tennessee) - Health Maintenance Organization
                        100.0% - One Health Plan of Texas, Inc. (Texas) -
                        Health Maintenance Organization
                        100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider
                        Organization
                        100.0%  - One Health Plan of Virginia, Inc. (Virginia) -
                        Preferred Provider Organization
                        100.0%  - One Health Plan of Washington, Inc. (Washington) -
                        Health Maintenance Organization
                        100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) -
                        Preferred Provider Organization
                        100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -
                        Preferred Provider Organization
                        100.0%  - One Orchard Equities, Inc. (Colorado) - Securities
                        Broker/Dealer
                  100.0%  - Financial Administrative Services Corporation (Colorado) -
                  Third Party Administrator
                  100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                  50.0%  - Westkin Properties Ltd. (California) - Real Property
                  Corporation
                  100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                  92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                  100.0% - GW Capital Management, LLC (Colorado) -
                  Investment Adviser
                        100.0% - Orchard Capital
                        Management, LLC (Colorado) - Investment Adviser
                        100.0%  - Greenwood Investments, Inc. (Colorado) - Securities
                        Broker/Dealer
                  86.8%  - Orchard Series Fund (Delaware) - Investment Company
                  100.0%  - Orchard Trust Company (Colorado) - Trust Company




Item 27.       Number of Contract Owners


               As of February 28th, 2001, there were 3,630 Contract Owners.


Item 28.       Indemnification


Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:


                        Colorado Business Corporation Act

Article 109 - INDEMNIFICATION


Section 7-109-101.  Definitions.

        As used in this Article:

        (1)Corporation includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


        (2) Director means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign corporation or other person or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

        (3) Expenses includes counsel fees.

        (4) Liability means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.


        (5) Official capacity means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

        (6) Party includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

        (7) Proceeding means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

        (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

               (a) The person conducted himself or herself in good faith; and

               (b) The person reasonably believed:

               (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

               (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and


               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

        (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

        (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

        (4)    A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or


               (b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

        (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

        Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

        (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

               (a) The director furnishes to the corporation a written affirmation of the director's good faith belief that he or she has met the standard of conduct described in section 7-109-102;


               (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

               (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

        (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

        (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105.  Court-Ordered Indemnification of Directors.

        (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

               (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

               (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

               (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

               (2) The determinations required by subsection (1) of this section shall be made:

               (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

               (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

               (3)  If a quorum cannot be obtained as  contemplated in paragraph
                    (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

               (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

               (b)    By the shareholders.

               (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

        (1)    Unless otherwise provided in the articles of incorporation:

               (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

               (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108.  Insurance.

        A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, ___ officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.  Limitation of Indemnification of Directors.

        (1) _ A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

        (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

        If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

        The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.



Item 29.       Principal Underwriter

               (a)    Orchard Series Fund and Maxim Series Fund, Inc.

               (b)    Directors and Officers of One Orchard.


Position and Offices
Name                                        Principal Business Address  with Underwriter
----                                        --------------------------  ----------------------


Steven H. Miller                            8505 E. Orchard Road                President and
                                            Greenwood Village, Colorado 80111   Director



Michael J. O'Brien                          8505 E. Orchard Road                Director
                                            Greenwood Village, Colorado 80111




S. Quenville                                200 Pringle Avenue, Suite 400       Director
                                            Walnut Creek, California 94596



Patricia Neal Jensen                        8505 E. Orchard Road                Director
                                            Greenwood Village, Colorado 80111

Mark Hackl                                  8525 E. Orchard Road                Director and Operations Officer
                                            Greenwood Village, Colorado 80111




Glen R. Derback                             8515 E. Orchard Road                CFO and Treasurer

                                            Greenwood Village, Colorado 80111


Beverly A. Byrne                            8525 E. Orchard Road                Secretary and Compliance

                                            Greenwood Village, Colorado 80111   Officer




                  Net
Name of           Underwriting          Compensation
Principal         Discounts and                  on              Brokerage
Underwriter       Commissions           Redemption        Commissions           Compensation

One Orchard           -0-                      -0-               -0-                     -0-

Item 30.       Location of Accounts and Records


        All accounts, books, or other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.


Item 31.       Management Services

               Not Applicable.

Item 32.       Undertakings

               (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

               (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.

               (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 26th day of April, 2001.


                                          RETIREMENT PLAN SERIES ACCOUNT
                                          (Registrant)


                                          By:/s/ William T. McCallum
                                           William T. McCallum, President and
                                           Chief Executive Officer of Great-West
                                           Life & Annuity Insurance Company

                                          GREAT-WEST LIFE & ANNUITY
                                          INSURANCE COMPANY
                                          (Depositor)


                                          By: /s/ William T. McCallum
                                             William T. McCallum, President and
                                             Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                    Date




/s/ Robert Gratton*
------------------------------------
April 26, 2001

Director and Chairman of the Board
(Robert Gratton)



/s/ William T. McCallum
---------------------------------------------------

April 26, 2001
--------

Director, President and Chief
Executive Officer (William T. McCallum)



/s/ Mitchell T.G. Graye
----------------------------------------------------

April 26, 2001
--------

Executive Vice President and Chief Financial Officer
(Mitchell T.G. Graye)


/s/ James Balog*
--------------------------------------------

April 26, 2001
Director, (James Balog)


Signature and Title                                                        Date



/s/ James W. Burns*
------------------------------------
April 26, 2001
Director, (James W. Burns)



/s/ Orest T. Dackow*
--------------------------------------------

April 26, 2001


Director, (Orest T. Dackow)

--------------------------------------------



Director, (Andre Desmarais)


/s/ Paul Desmarais, Jr.*
--------------------------------------------

April 26, 2001

Director, (Paul Desmarais, Jr.)


/s/ Kevin P. Kavanagh*
--------------------------------------------

26, 2001

Director, (Kevin P. Kavanagh)



/s/ William Mackness*
---------------------------------------------

April 26, 2001
--
Director, (William Mackness)



/s/ Jerry Edgar Alan Nickerson*
----------------------------------------------------
April 26, 2001
Director, (Jerry Edgar Alan Nickerson)



/s/ P. Michael Pitfield*
---------------------------------------------------
April 26, 2001


Director, (P. Michael Pitfield)




Signature and Title                                                        Date




----------------------------------------------------
Director, (Michel Plessis-Belair)



/s/ Brian E. Walsh*
----------------------------------------------------
April 26, 2001

Director, (Brian E. Walsh)



By:  /s/ D.C. Lennox
     -------------------------------
         D.C. Lennox

               *Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement on September 13, 1994 and Post-Effective Amendment No. 2 to this Registration Statement.



                                    Exhibits


Exhibit 1 - Board Resolution Establishing the Registrant
Exhibit 3 - Underwriting Agreement
Exhibit 4 - Form of Contract (Contract No. 12345GP; Form No. FCIRA/RO-4/94)
Exhibit 5 - Form of Application (G1222R (rev 12/95))
Exhibit 9 - Opinion of Counsel
Exhibit 10(a) - Consent of Jorden Burt LLP
Exhibit 10(b) - Consent of Deloitte & Touche LLP





                                    Exhibit 1

                  Board Resolution Establishing the Registrant



This will certify that the following is a true and correct copy of a resolution passed at a meeting of the Board of Directors of Great-West Life & Annuity Insurance Company duly called and held on the twenty-fifth day of January, 1994, at which meeting a quorum was present and acting throughout, and that said resolution is still in full force and effect:

        That Great-West Life & Annuity Insurance Company (the "Company"), pursuant to the provisions of Section 10-7-402 of the Colorado Revised Statutes, is hereby authorized to establish a separate account designated "Retirement Plan Series Account II" (hereinafter "the Account"), for the following use and purposes, and subject to such conditions as hereafter set forth, said use, purposes, and conditions to be in full compliance with Section 10-7-402 and all rules and regulations of the Colorado Division of Insurance;

        Further resolved, that the Account shall be established for the purpose of providing for the issuance by the Company of individual retirement annuity contracts issued in connection with authorized by Section 408 of the Internal Revenue Code and such other individual annuity contracts ("Contracts") as the President or a Vice-President may designate and shall constitute a separate account into which are allocated amounts paid to the Company which are to be applied under the terms of such Contracts; and

        Further resolved, that the income, gains and losses, whether or not realized, from assets allocated to the Account shall, in accordance with the Contracts, be credited to or charged against such Account without regard to other income, gains, or losses of the Company; and

        Further resolved, that the fundamental investment policy of the Account shall be to invest or reinvest the assets of the Account in securities issued by investment companies registered under the Investment Company Act of 1940; and

        Further resolved, that twenty separate investment divisions be, and are hereby established within the Account to which net payments under the Contracts will be allocated in accordance with instructions received from contractholders, and that the President or a Vice-President each be, and hereby is, authorized to increase or decrease the number of investment divisions in the Account as he deems necessary or appropriate; and

        Further resolved, that each such investment division shall invest only in the shares of a single mutual fund or a single mutual fund portfolio of an investment company organized as a series fund pursuant to the Investment Company Act of 1940; and

        Further resolve, that each investment division may be comprised of two subdivisions, one to hold the amounts contributed under Contracts qualifying for favorable tax treatment under the Internal Revenue Code, as amended, and the other to hold amounts contributed under Contracts which do not qualify for such tax treatment; and

        Further resolved, that the President, or a Vice President each be, and hereby is, authorized to deposit such amount in the Account or in each investment division thereof as may be necessary or appropriate to facilitate the commencement of the Account's operations; and

        Further resolved, that the President or a Vice President each be, and hereby is, authorized to transfer funds from time to time between the Company's general account and the Account in order to establish the Account or to support the operation of the Contracts with respect to the Account as deemed necessary or appropriate and consistent with the terms of the Contracts; and

        Further resolved, that the President or a Vice-President each be, and is hereby authorized to change the designation of the Account to such other designation as he may deem necessary or appropriate; and

        Further, that the appropriate officers of the Company, with such assistance from the Company's auditors, legal counsel and independent consultants or others as they may require, be, and they hereby are, authorized and directed to take all action necessary to: (a) register the Account as a unit investment trust under the Investment Company Act of 1940, as amended; (b) register the Contracts in such amounts, which may be an indefinite amount, as the officers of the Company shall from time to time deem appropriate, under the Securities Act of 1933; and (c) take all other actions which are necessary in connection with the offering of said Contracts for sale and the operation of the Account in order to comply with the Investment Company Act of 1940, the Securities Exchange Act of 1934, the Securities Act of 1933 and other applicable federal laws, including the filing of any amendments to registration statements, any undertakings, and any applications for exemptions from the Investment Company Act of 1940 or other applicable federal laws as the officers of the Company shall deem necessary or appropriate; and

        Further, that the appropriate officers of the Company be, and they hereby are, authorized on behalf of the Account and on behalf of the Company to take any and all action they may deem necessary or advisable in order to sell the Contracts, including any registrations, filings and qualifications of the Company, its officers, agents and employees, and the Contracts under the insurance and securities laws of any of the states of the United States of America or other jurisdictions, and in connection therewith to prepare, execute, deliver and file all such applications, reports, covenants, resolutions, applications for exemptions, consents to service of process and other papers and instruments as may be required under such laws, and to take any and all further action which said officers or counsel of the Company may deem necessary or desirable (including entering into whatever agreements may be necessary) in order to maintain such registrations or qualifications for as long as said officers or counsel deem it to be in the best interests of the Account and the Company; and

        Further, that the President, the Vice-Presidents and the Secretary of the Company be, and they hereby are, each authorized in the names and on behalf of the Account and the Company to execute and file irrevocable written consents on the part of the Account and of the Company to be used in such states wherein such consents to service of process may be required under the insurance or securities laws therein in connection with said registration or qualification of the Contracts and to appoint the appropriate state official or such other person as may be allowed by said insurance or securities laws, agent of the Account and of the Company for the purpose of receiving and accepting process; and

        Further, that the President or a Vice-President each be, and hereby is, authorized to cause the Company to institute procedures for providing voting rights for owners of such Contracts with respect to securities owned by the Account; and

        Further, that the President or a Vice-President each be, and is hereby authorized to execute such agreement or agreements as deemed necessary and appropriate with underwriters and distributors for the Contracts in connection with the establishment and maintenance of the Account or the design, issuance and administration of the Contracts; and


        Further resolved, that the appropriate officers of the Company are hereby authorized to execute whatever agreement or agreements as deemed necessary and appropriate to enable the Account to invest in securities issued by one or more investment companies registered under the Investment Company Act of 1940 as may be specified in the respective Contracts; and

        Further resolved, that the appropriate officers of the Company, and each of them, are hereby authorized to execute and deliver all such documents and papers and to do or cause to be done all such acts and things as they may deem necessary or desirable to carry out the foregoing resolutions and the intent and purposes thereof; and

        Further resolved, that the term "appropriate officers" as used herein, shall include all of the elected and appointed officers of the Company, either severally or individually, subject to any applicable resolutions of the Board of Directors dealing with signing authority for the Company.


Dated this     4th   day of April,              By:  /s/ Beverly A. Byrne
           ---------
2001 at Greenwood Village, Colorado.            Beverly A. Byrne
                                                Vice President, Counsel
                                                and Associate Secretary






                                    Exhibit 3

                             Underwriting Agreement




                             UNDERWRITING AGREEMENT

        THIS UNDERWRITING AGREEMENT made this 1st day of January 1997, by and between One Orchard Equities, Inc. (the Underwriter) and Great-West Life & Annuity Insurance Company (the Insurance Company), on its own behalf and on behalf of the Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Series Account), as follows:

WHEREAS, the Insurance Company has registered the Series Account as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and has registered the Contracts under the Securities Act of 1933;

        WHEREAS, the Underwriter is registered as a broker dealer with the Securities and Exchange Commission (the SEC) under the Securities Exchange Act of 1934, as amended (the 1934 Act), and is a member of the National Association of Securities Dealers, Inc. (the NASD); and

        WHEREAS, the Insurance Company and the Series Account desire to have the Contracts sold and distributed through the Underwriter, and the Underwriter is willing to sell and distribute such Contracts under the terms stated herein;

NOW THEREFORE, the parties hereto agree as follows:

1.      Representations, Responsibilities and Warranties of Insurance Company

        1.01 The Insurance Company represents that it has the authority, and hereby agrees to, grant the Underwriter the right to serve as the distributor and principal underwriter of the Contracts during the term of this Agreement.

        1.02 The Insurance Company represents and warrants that it is duly licensed as an insurance company under the laws of the State of Colorado and that it has taken all appropriate actions to establish the Series Account in accordance with state and federal laws.

        1.03 The Insurance Company agrees to update and maintain a current prospectus for the Contracts as required by law.

        1.04 The Insurance Company represents that it reserves the right to appoint or refuse to appoint, any proposed associated person of the Underwriter as an agent or broker of the Insurance Company. The Insurance Company also retains the right to terminate such agents or brokers once appointed.

        1.05 On behalf of the Series Account, the Insurance Company shall furnish the Underwriter with copies of all financial statements and other documents which the Underwriter reasonably requests for use in connection with the distribution of the contracts.

2.      Representations, Responsibilities and Warranties of Underwriter

        2.01 Underwriter represents that it has the authority and hereby agrees to serve as distributor and principal underwriter of the Contracts during the term of this Agreement.

        2.02 The Underwriter represents that it is duly registered as a broker-dealer under the 1934 Act and is a member in good standing of the NASD and to the extent necessary to offer the Contracts, shall be duly registered or otherwise qualified under the securities laws of any state or other jurisdiction.

        2.03 The Underwriter agrees to use its best efforts to solicit applications for the Contracts, and to undertake, at its own expense, to provide all sales services relative to the Contracts and otherwise to perform all duties and functions which are necessary and proper for the distribution of the Contracts.

        2.04 The Underwriter agrees to offer the Contracts for sale in accordance with the prospectus therefor, then in effect. The Underwriter represents and agrees that it is not authorized to give any information or make any representations concerning the Contracts other than those contained in the current prospectus as filed with the SEC or in such sales literature as may be authorized by the Insurance Company.

        2.05. The Underwriter shall be fully responsible for carrying out its sales, underwriting and compliance supervisory obligations hereunder in compliance with the NASD Conduct Rules and all other relevant federal and state securities laws and regulations. Without limiting the generality of the foregoing, the Underwriter agrees that it shall have full responsibility for:

               (a) ensuring that no person shall offer or sell the Contracts on its behalf until such person is duly registered as a representative of the Underwriter, and duly licensed and appointed by the Insurance Company;

               (b) ensuring that no person shall offer or sell the Contracts on its behalf until the Underwriter has confirmed that the Insurance Company is appropriately licensed, or otherwise qualified to offer and sell such Contracts under the federal securities laws and any applicable state or jurisdictional securities and/or insurance laws in each state or jurisdiction in which such Contracts may be lawfully sold;

               (c) continually training, supervising, and controlling all registered representatives and other agents of the Underwriter for purposes of complying with the NASD Conduct Rules and with federal and state securities laws which may be applicable to the offering and sale of the Contracts. In this respect, the Underwriter shall:

                      (1) conduct  training  programs  (including the
               preparation and utilization of training materials) as is necessary, in the Underwriter's opinion, to comply with applicable laws and regulations;

                      (2) establish and implement reasonable written procedures
               for the supervision of the sales practices of agents, representatives or brokers who sell the Contracts; and

                      (3) take reasonable steps to ensure that its associated
               persons shall not make recommendations to an applicant to purchase a Contract in the absence of reasonable grounds to believe that the purchase of the Contract is suitable for such applicants; and

               (d) supervising and ensuring compliance with NASD rules of all administrative functions performed by the Underwriter with respect to the offering and sale of the Contracts and representations with respect to the Series Account.

        2.06 The Underwriter, or its affiliates, on behalf of the Insurance Company, shall apply for the proper insurance licenses in the appropriate states or jurisdictions for the designated persons associated with the Underwriter or with independent broker-dealers which have entered into agreements with the Underwriter for the sale of the Contracts. The Underwriter agrees to pay all licensing or other fees necessary to properly authorize such persons for the sale of the Contracts.

        2.07 The Underwriter shall have the responsibility for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Contracts and (ii) any compensation to independent broker-dealers and their associated persons due under the terms of any sales agreements between the Underwriter and such broker-dealers. Provided, however, the Insurance Company retains the ultimate right to reject any commission rate allowed by the Underwriter. Furthermore, no associated person or independent broker-dealer shall have an interest in the surrender charges, deductions or other fees payable to Underwriter as set forth herein. The Underwriter shall have the responsibility for calculating and furnishing periodic reports to the Insurance Company as to the sale of the Contracts, and as to the commissions and service fees payable to persons selling the Contracts.

3. Records and Confidentiality

        3.01 The Insurance Company and the Underwriter shall cause to be maintained and preserved for the periods prescribed, such accounts, books, records, files and other documents and materials ("Records") as are required of it by the 1940 Act and any other applicable laws and regulations. The Records of the Insurance Company, the Series Account and the Underwriter as to all transactions hereunder shall be maintained so as to disclose clearly and accurately the nature and details of the transactions.

        3.02 The Underwriter shall cause the Insurance Company to be furnished with such Records, or copies thereof, as the Insurance Company may reasonably request for the purpose of meeting its reporting and recordkeeping requirements under the insurance laws of the State of Colorado and any other applicable states or jurisdictions.

        3.03 The Insurance Company shall cause the Underwriter to be furnished with any Records, or copies thereof, as the Underwriter may reasonably request for the purpose of meeting its reporting and recordkeeping requirements under the federal securities laws or the securities laws of any inquiring jurisdiction.

        3.04 The Underwriter agrees and understands that all Records shall be the sole property of the Insurance Company and that such property shall be held by the Underwriter, or its agents during the term of this agreement. Upon termination, all Records shall be returned to the Insurance Company.

        3.05 Insurance Company agrees and understands that the Underwriter may maintain copies of the Records as is required by any relevant securities law, the SEC, the NASD or any other self regulatory agency.

        3.06 Underwriter shall establish and maintain facilities and procedures for the safekeeping of all Records relative to this Agreement.

        3.07 The parties hereto agree that all Records pertaining to the business of the other party which are exchanged or received pursuant to this Agreement, shall remain confidential and shall not be voluntarily disclosed to any other person, except to the extent disclosure thereof may be required by law. All such confidential information in the possession of each of the parties hereto shall be returned to the party from whom it was obtained upon the termination or expiration of this Agreement.

4. Relationship of the Parties

        4.01 Notwithstanding anything in this Agreement to the contrary, the Underwriter or the Insurance Company may enter into sales agreements with independent broker-dealers for the sale of the Contracts.

        4.02 All such sales agreements as described in 4.01, above, which are entered into by the Insurance Company or the Underwriter shall provide that each independent broker-dealer will assume full responsibility for continued compliance by itself and its associated persons with NASD Conduct Rules and applicable federal and state securities laws. All associated persons of such independent broker-dealers soliciting applications for the Contracts shall be duly and appropriately licensed and/or appointed for the sale of the Contracts under the insurance laws of the applicable state or jurisdiction in which the Contracts may be lawfully sold.

        4.03 The services of the Underwriter to the Series Account hereunder are not to be deemed exclusive and the Underwriter shall be free to render similar services to others so long as the services rendered hereunder are not interfered with or impaired.




5. Term and Termination

        5.01 Subject to termination, the Agreement shall remain in full force and effect for one year, and shall continue in full force and effect from year to year until terminated as provided below. Each additional year shall be an additional term of this Agreement.

        5.02 This Agreement may be terminated:

               (a) by either party upon sixty (60) days written notice to the other party;

               (b) immediately, upon written notice in the event of bankruptcy or insolvency of one party;

               (c) at any time upon mutual written consent of the parties;

               (d)  immediately  in  the  event  of  its  assignment;   provided
                    however,   assigned  shall  not  include  any  transaction
                    exempted from section 15(b)(2) of the 1940 Act;

               (e) immediately in the event that the Underwriter no longer qualifies as a brokerdealer under applicable federal law; and

               (f)  immediately  in  the  event  of  fraud,   misrepresentation,
                    conversion or unlawful withholding of funds by a party.

        5.03 Upon termination of this Agreement, all authorization, rights, and obligations shall cease except the obligations to settle accounts hereunder, including payments or premiums or contributions subsequently received for Contracts in effect at the time of termination or issued pursuant to applications received by the Insurance Company prior to termination.

        5.04 After notice of termination, the parties agree to cooperate to effectuate an orderly transition of all accounts, payments and Records.

6. Miscellaneous

        6.01 This Agreement shall be subject to the provisions of the 1940 Act, the 1934 Act and the rules, regulations and rulings thereunder. In addition it shall be subject to the rulings of the NASD, as issued from time to time, and any exemptions from the 1940 Act the SEC may grant. All terms of this Agreement will be interpreted and construed in accordance with compliance of this section 6.01.

        6.02 Except as otherwise provided, Underwriter acknowledges that Insurance Company retains the overall right and responsibility to direct and control the activities of the Underwriter.




        6.03 If any provisions of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall remain in full force and effect.

        6.04 This Agreement constitutes the entire Agreement between the parties hereto and may not be modified except in a written instrument executed by all the parties hereto.

     6.05 This Agreement shall be governed by the internal laws of the State of Colorado.

        IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers and have caused their respective seals to be affixed hereto, as of the day and year first written above.

                                    Great-West Life & Annuity Insurance Company



/s/Joan Preyer                             By: /s/W.T. McCallum
Witness                                    William T. McCallum
                                           President and Chief Executive Officer



                                            One Orchard Equities, Inc.


/s/Diana L. Ryan                                   By: /s/Robert E. Kavanagh
Witness                                     Robert E. Kavanagh
                                                   President




                                    Exhibit 4

                                Form of Contract
                        (Contract No. 12345GP; Form No. FCIRA/RO-4/94)




                   Great-West Life & Annuity Insurance Company

                                   A Stock Company
8515 East Orchard Road                       Englewood, CO 80 111

Signed for Great-West Life & Annuity Insurance Company on the issuance of this Contract.

D.C. Lennox, Secretary

W.T. McCallum,
President and Chief Executive Officer

PLEASE READ THIS CONTRACT CAREFULLY. It is a Contract which may provide for payments or values which we not guaranteed as to Fixed-Dollar Amount and which increase or decrease according to the investment experience of a Variable Annuity Account

10 DAY RIGHT TO EXAMINE: IF NOT SATISFIED WITH THE CONTRACT, RETURN IT TO THE COMPANY OR AN AUTHORIZED AGENT WITHIN 10 DAYS OF RECEIVING ff. THE CONTRACT WILL BE VOID FROM THE START AND ALL CONTRIBUTIONS PAID LESS ANNUITY PAYMENTS WILL BE REFUNDED. ANY INVESTMENT GAINS OR LOSSES ARISING DURING THIS PERIOD SHALL ACCRUE TO OR BE BORNE BY THE COMPANY.

FIXED AND VARIABLE DEFERRED ANNUITY

FLEXIBLE CONTRIBUTION INDIVIDUAL RETIREMENT ANNUITY. The Variable Account Value, Guaranteed Account Value, expenses and charges provisions of this Contract are stated in Article V (Pages 8-9), Article VIII (Pages 12-13), and the attached Guaranteed Sub-Account Riders, if any.

Contract No. 12345GP
Form No. FCIRA/RO-4/94



[GRAPHIC OMITTED][GRAPHIC OMITTED][GRAPHIC OMITTED][GRAPHIC OMITTED]



Table Of Contents

 ARTICLE I: DEFINITIONS ......................................................3

ARTICLE 11: OWNERSHIP PROVISIONS

     2.1  Ownership of Series Account ........................................4
     2.2  Ownership of the Contract ..........................................4
     2.3  Nonforfeitable .....................................................4
     2.4  Exclusive Benefit ..................................................4
     2.5  Transfer and Assignment ............................................4
     2.6  Loans Prohibited ...................................................4

ARTICLE III: GENERAL PROVISIONS

     3.1  Entire Contract ....................................................5
     3.2  Non-Participating ..................................................5
     3.3  Beneficiary ........................................................5
     3.4  Currency and Payment Contributions .................................5
     3.5  Age ................................................................5
     3.6    Voting Rights ....................................................5
     3.7  Reports ............................................................6
     3.8  Notice and Proof ...................................................6
     3.9  Tax Consequences of Payments .......................................6
     4.0  Postponement .......................................................6

ARTICLE IV: CONTRIBUTIONS PROVISIONS

     4.1  Contributions ......................................................6
     4.2  Initial Contribution ...............................................6
     4.3  Regular IRA Contributions ..........................................6
     4.4  Designation of Regular IRA Contributions ...........................7
     4.5  Excess Contributions ...............................................7
     4.6  Allocation of Contributions ........................................7
     4.7  SEP Contributions Not Accepted .....................................7

ARTICLE V: ACCOUNT VALUE PROVISIONS

     5.1  Variable Account Value .............................................8
     5.2  Accumulation Unit ..................................................8
     5.3  Accumulation Unit Value ............................................8
     5.4  Net Investment Factor ..............................................8
     5.5  Risk Charge ........................................................8
     5.6  Guaranteed Account Value ...........................................9
     5.7  Guaranteed Sub-Account Riders ......................................9

ARTICLE VI: TRANSFERS

      6.1 Transfers ..........................................................9
      6.2 Transfer Terms .....................................................9
      6.3 Intra-Company Transfers ............................................9
      6.4 Non-Taxable Distribution ...........................................9
      6.5   Transfer Outside the Contract ....................................9

FCIRA/RO-4/94
Page I




Table Of Contents (continued)

ARTICLE VII: DISTRIBUTIONS

     7.1  Distributions Prior to Age 591/2 ..................................10
     7.2  Distributions Before Death ........................................10
     7.3  Distribution Upon Death ...........................................10
     7.4  Minimum Distributions .............................................11
     7.5  IRA to IRA Transfer ...............................................11
     7.6  Election of Payment Option ........................................11
     7.7  Amount Payable on Death of the Owner ..............................I I

ARTICLE VIII: SURRENDER AND PARTIAL WITHDRAWALS

     8.1  Surrender Benefit .................................................12
     8.2  Surrender Value ...................................................12
     8.3  Surrender Charge ..................................................12
     8.4  Partial Withdrawal ................................................12
     8.5    Loss of Interest Charge .........................................13
     8.6   Waiver of Loss of Interest Charge ................................13

ARTICLE IX: PERIODIC PAYMENT OPTIONS

     9.1  How to Elect Periodic Payment Options .............................13
     9.2  Selection of Periodic Payment Options .............................13
     9.3  Estate Maximizer Option ("EMO") ...................................13
     9.4  Flexible Payment Option ("FPO") ...................................13
     9.5  Modification of Periodic Payment Options ..........................14
     9.6  Administration Fee ................................................14

ARTICLE X: PAYMENT OPTIONS (OTHER THAN PERIODIC PAYMENTS)

      10.1 How to Elect Payment Options .....................................15
      10.2 Selection of Payment Options .....................................15
      10.3 Variable Dollar Payment Options ..................................15
      10.4 Fixed Dollar Payment Options .....................................16

ARTICLE XI: MODIFICATIONS

      11.1 Contract Modification ............................................17
      11.2 Modification of Guaranteed Sub-Account Riders, If Any ............17
      11.3 Modification of Variable Sub-Accounts ............................17

FCIRA/RO-4/94
Page 2




Article 1: Definitions

Accumulation Period- the period between the Effective Date and the Annuity Commencement Date.

Accumulation Unit - an accounting unit used to determine the variable contract value before the Annuity Commencement Date.

Annuitant - the person upon whose life the payment of an annuity is based. The Annuitant will at all times be the Owner of the Contract.

Annuity Account - a record that reflects the total value of the Owner's Variable and Guaranteed Sub-Accounts.

Annuity Account Value - the sum of the Variable and Guaranteed Sub-Accounts credited to the Owner under the Annuity Account.

Annuity Commencement Date - The date on which a one sum payment is to be made, or the date on which payments commence under a payment option.

Annuity Payment Period - the period beginning on the Annuity Commencement Date and continuing until all annuity payments have been made under the Contract

Annuity Unit - an accounting unit used to determine the dollar value of any variable dollar annuity payment after the first annuity payment is made.

Beneficiary - the person(s) designated by the Owner to receive distributions, if any, payable upon the death of the Owner.

Certificate - represents the amount deposited into the Guaranteed Certificate Fund, if offered, under each Interest Guarantee Period. Each Certificate has its own interest rate and term.

Code - the Internal Revenue Code of 1986, as amended.

Company - Great-West Life & Annuity Insurance Company

Contribution - amounts allocated to a Guaranteed or Variable Sub-Account prior to any Premium Tax or other deductions.

Contract - this Flexible Contribution Individual Retirement Annuity which is a binding agreement between the Owner and the Company.

Effective Date - the date on which the first Contribution is credited to the Annuity Account

Eligible Fund - a registered management investment company in which the assets of the Series Account may be invested.

Guaranteed Account - the portion of this individual annuity contract providing Guaranteed Sub-Accounts, each of which guarantees principal.

Guaranteed Account Value - the sum of the values of the Guaranteed Sub-Accounts credited to the Owner under the Annuity Account

Guaranteed Interest Rate - a minimum interest rate applicable to Guaranteed Sub-Accounts equal to an annual effective rate of 3%.

Guaranteed Sub-Account - a subdivision of the Guaranteed Account. Such subdivision(s) is described in greater detail in the attached Guaranteed Sub-Account Riders, if any.

Home Office -the Company's Home Office located at 8515 East Orchard Road, Englewood, Colorado 80111.

Intra-Company Transfer - amounts moved within and between any of the Variable and Guaranteed Sub-Accounts.

Investment Division - there is within the Series Account an Investment Division for each Variable Sub-Account Each Investment Division invests in one or more Eligible Funds. The Company may change the Eligible Funds within an Investment Division at its sole discretion subject to compliance with applicable law.

Individual Retirement Annuity (IRA) - an annuity contract used for a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended.

Loss of Interest Charge - a charge which may be applied whenever amounts deposited into the Guaranteed Certificate Fund are transferred as described in
Section 6.1 prior to Certificate Maturity Date. The Loss of Interest Charge is calculated by reducing the credited interest rates declared by the Company to the Guaranteed Interest Rate credited on the affected certificates. Thus, the charge equals the difference between the amount of interest which would have been credited using the credited interest rate declared by the Company and the amount of interest credited using the Guaranteed Interest Rate on each affected Certificate from the initial deposit date up to the time of transfer.




                       Article 1: Definitions (continued)

Owner - the person who is entitled to all rights and benefits under the Contact. The Annuitant will at all times be the Owner of the Contract.

Partial Withdrawal - a withdrawal of some of the Annuity Account Values prior to the Annuity Commencement Date which is not an IRA to IRA transfer and not a distribution.

Payee - any person receiving distributions or annuity payments under the Individual Retirement Annuity Contract, as designated by the Owner.

Premium Tax - the amount of premium tax, if any, charged by a state or other government authority.

Request - any request in a form, either written, telephoned or computerized, satisfactory to the Company and received by the company at its Home Office from the Owner, or the Owner's designee as required by any provision of this Contract, or as required by the Company.

Series Account - The Retirement Plan Series Account, a separate investment account established by Great-West Life & Annuity Insurance Company under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is separate from the general assets of the Company.

Surrender - a withdrawal of all Annuity Account Values prior to the Annuity Commencement Date which is not an IRA to IRA transfer and not a distribution.

Transfer - the moving of money from one sub-account to another sub-account or outside the Contract.

Valuation Date - the date on which the net asset value of each Eligible Fund is determined.

Valuation Period - the period between the ending of two successive Valuation Dates.

Variable Account - the portion of the Series Account to which Contributions under the Contracts may be allocated. The Variable Account consists of Variable Sub-Accounts, each having its own Accumulation Unit and Annuity Unit Value.

Variable Account Value - the sum of the values of The Variable Sub-Accounts credited to the Owner under the Annuity Account.

Variable Sub-Account - a sub-division of the Variable Account. Each Variable Sub-Account has its own Accumulation Unit and Annuity Unit Value containing the value credited to the Owner from an Investment Division.

Article II: Ownership Provisions

2.1   OWNERSHIP OF SERIES ACCOUNT

The Company has absolute ownership of the assets of the Series Account. All monies invested in the Series Account, however, are held separate and apart from the Company's general assets. The assets of such separate account which are equal to the reserves and other Contract liabilities with respect to such account shall not be chargeable with liabilities arising out of any other Company business.

2.2    OWNERSHIP OF THE CONTRACT

        The Annuitant will at all times be the owner of the Contract.

2.3    NONFORFEITABLE

        The entire interest of the Owner is nonforfeitable,

2.4    EXCLUSIVE BENEFIT
       The Contract is established for the exclusive benefit of the Owner and the Beneficiary.

2.5    TRANSFER AND ASSIGNMENT

        The Contract is not transferable. The Owner may not sell or transfer the Contract and may not name a secondary Owner. No benefits under the Contract may be assigned; except the Contract may be transferred to a former spouse of the Owner under a divorce decree or written instrument incident to such divorce. In the event of such transfer, the transferee shall for all purposes be treated as the Owner of the Contract.

2.6    LOANS PROHIBITED

        The Owner may not borrow any money under the Contract or pledge the Annuity Account Value or any portion thereof as security for a loan.




Article III: General Provisions

3.1    ENTIRE CONTRACT

The Contract, application, tables, Guaranteed SubAccount Riders, if any, and any other rider issued in conjunction with the Contract constitute the entire contract between the Owner and the Company, as well as any Beneficiary. A copy of the application is attached to the Contract when issued to the Owner.

The Contract supersedes all prior representations, statements, warranties, promises and agreements of any kind, whether oral or written, relating to the subject matter of the Contract.

All statements in the application, in the absence of fraud, have been accepted as representations and not as warranties.

3.2    NON-PARTICIPATING

The Contract is non-participating. It is not eligible to share in the Company's divisible surplus.

3.3    BENEFICIARY

The Owner may, by Request, designate or change a Beneficiary from time to time. When recorded by the Company, a change of Beneficiary will take effect as of the date the Request was submitted by the Owner. If the Owner dies before the date the Request was recorded, the change will take effect as of the date of the Request except to the extent that the Company has made a payment or has otherwise taken action on a designation or change before receipt or recording of the designation or change of Beneficiary.

Unless otherwise provided in the Beneficiary designation, the following provisions will apply:

(A) upon the death of the Owner, the Annuity Account Value shall pass to any surviving primary Beneficiary and if more than one, the Annuity Account Value shall be shared equally among them.

(B) if a primary Beneficiary dies before the Owner, that Beneficiary's intended share will be shared equally among the surviving primary beneficiaries.

(C) if them is no surviving primary Beneficiary, the Annuity Account Value shall pass to any surviving contingent Beneficiary, and if more than one, shall be shared equally among them.

(D) if no Beneficiary has been designated or no Beneficiary survives the Owner, the Annuity Account Value will pass to the Owner's estate.

3.4   CURRENCY AND PAYMENT
      CONTRIBUTIONS

All amounts to be paid to or by the Company must be in the currency of the United States of America. All Contributions to the Contract must be made payable to the Company or its designated agent

3.5   AGE

The maximum issue age is 90. If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by the Company from the next payment or payments. If payments were too small, the difference with interest may be added by The Company to the next payment This interest will result in an annual effective rate which will not be less than the Guaranteed Interest Rate per year, as determined by the Company.

Regular IRA Contributions may not be made for any tax year during or after which the Owner has attained age 70 1/2 .

3.6   VOTING RIGHTS

The Company will vote the shares of an Eligible Fund. To the extent required by law, the Company will vote according to the instructions of the Owner in proportion to the interest in the Variable SubAccount. In such event, the Company will send proxy materials and form(s) to the Owner for a reply. If no reply is received by the date specified in the proxy materials the Company will vote shares of the appropriate Eligible Fund in the some proportion as shares of the Eligible Fund for which replies have been received.

During the Annuity Payment Period, the number of votes will decrease as the assets held to fund annuity payments decrease. The Payee will be entitled to receive the proxy materials and form(s) otherwise provided to the Owner, and all other provisions concerning voting rights will apply to the Payee of a Variable Dollar Payment Option.




Article III: General Provisions (continued)

3.7    REPORTS

The Company will furnish the Owner, not less frequently than annually on a calendar year basis, a statement of the Annuity Account Value. The Company will furnish the Owner copies of any shareholder reports of the Eligible Funds and of any other notices, reports or documents required by law.

3.8    NOTICE AND PROOF

The Company reserves the right to require satisfactory proof to establish the age, continued life or death of any person, or the designation of any Beneficiary before making any payment. Any notice or demand by the Company to or upon the Owner, or any other person may be given by mailing it to that person's last known address as stated in the Company's file.

Any application, report, Request, election, direction, notice or demand by the Owner, or any other person must be made in a form satisfactory to the Company.

3.9   TAX CONSEQUENCES OF PAYMENTS

The Owner or Beneficiary, as the case may be, must determine the timing and amount of any benefit payable. Nothing contained herein shall be construed to be tax or legal advice and the Company assumes no responsibility or liability for any damages or costs, including but not limited to taxes, penalties, interest or attorney's fees incurred by the Owner, the Annuitant, the Payee, the Beneficiary, or any other person arising out of any such determination.

4.0   POSTPONEMENT

If the Company receives a request for surrender or partial withdrawal the Company may postpone any cash payment for no more than 6 months (30 days in West Virginia) other than for payment of any premium to the Company.

Article IV: Contributions Provisions

4.1    CONTRIBUTIONS

Contributions under the Contract are not fixed. Except in the case of a rollover Contribution (as permitted by Code Sections 402(c), 403(a)(4), 403(b)(8), or 408(d)(3)), no Contributions will be accepted unless they are by check, money order, or wire transfer, and the total of such Contributions shall not exceed $2,000, or such other maximum as the Code may allow, for any taxable year.

No Contribution will be accepted unless the Company has also received the appropriate Request forms for establishment of the IRA, designation of Contribution and direction to allocate to the subaccount(s).

4.2    INITIAL CONTRIBUTION

The initial Contribution to the Contract must be an eligible rollover distribution (as defined by the Code) from a plan qualified under Code Section 401(a). The minimum. initial Contribution that will be accepted is $3,500. The Company reserves the right to modify the initial Contribution Imitation amount stated above.

4.3   REGULAR IRA CONTRIBUTIONS

Provided the Owner has made a rollover Contribution as provided under Article
4.3 of the Contract, the Company will accept annual regular IRA Contributions throughout the tax year of the Owner. Such Contributions must be made in the form of check, money order, or wire transfer on behalf of the Owner and must be accompanied by the appropriate Request forms for designation and allocation of Contributions. The minimum amount of such Contribution must be at least $250 and must not include any amount contributed on behalf of the Owner's spouse. The Company reserves the right to modify the minimum amount of regular IRA Contributions stated above subject to compliance with applicable law.

If the Owner does not intend to roll the initial Contribution back into a qualified plan at some future date, such regular IRA Contributions may be made to the IRA Contract containing the initial Contribution.




Article IV: Contributions Provisions (continued)

However, if the Owner wishes to insure that the initial Contribution will be eligible to be rolled back into a qualified plan at some future date, no regular IRA Contributions should be made to the Contract containing the initial Contribution. Rather, if the Owner wishes to make regular IRA Contributions, the Owner should complete and submit an application to the Company at its Home Office for an additional Contract to accept regular IRA Contributions.

It shall be the Owner's sole responsibility to determine whether to make annual regular IRA Contributions and to determine whether such Contributions should be made to the Contract containing the initial Contribution or to a separate Contract issued specifically to accept such regular Contributions.

Any refund of premiums (other than those attributable to excess Contributions) will be applied before the close of the calendar year following the year of the refund toward the payment of additional premiums or the purchase of additional benefits.

4.4    DESIGNATION OF REGULAR IRA CONTRIBUTIONS

Regular IRA Contributions for a tax year of the Owner may be made on or before the due date of the Owner's Federal income tax return for that year, not including any extensions for filing that return. Such Contributions made after December 31 for the preceding Tax Year must be designated as such by the Owner.

The Owner must designate each regular IRA Contribution or portion thereof made, to be:

(a) a regular Contribution for the current year; or
 (b) a regular Contribution for the prior year.

The Company will rely exclusively upon information provided by the Owner in determining the appropriate designation of each regular IRA Contribution.

4.5    EXCESS CONTRIBUTIONS

The Company will not knowingly accept a regular IRA Contribution in excess of $2,000 made by the Owner for a tax year. Should the Company discover that it has received a Contribution which would bring the Owner's regular IRA Contribution for a tax year to over $2,000, the Company is not obligated to return the excess to the Owner except upon the Owner's written authorization. The Owner is solely responsible for the determination of any excess Contributions and timely withdrawal thereof.

4.6   ALLOCATION OF CONTRIBUTIONS

Contributions, less Premium Tax, if any, will be allocated in the Annuity Account among any number of currently offered Variable and Guaranteed Sub-Accounts in accordance with the latest recorded Request of the Owner. Allocations shall be effective upon the Company's receipt of the Contribution. Contributions received after 4:00 pm. EST/EDT shall be deemed to have been received on the next business day.

The allocation of Contributions may be changed at any time upon the Company's receipt at its Home Office of the Request of the Owner. A change of allocation will be effective for Contributions which are received after the Company's receipt and recording of such Request.

4.7    SEP CONTRIBUTIONS NOT ACCEPTED

The Company will not accept SEP (simplified employee pension) Contributions, as defined under Code Section 408(k), to the Contract.




Article V: Account Value Provisions

5.1    VARIABLE ACCOUNT VALUE

The Variable Account Value for the Owner on any date during the Accumulation Period will be the sum of the values of the Variable Sub-Accounts.

The value of the Owner's interest in a Variable SubAccount will be determined by multiplying the number of the Owner's Accumulation Units by the accumulation unit value for that Variable SubAccount.

5.2    ACCUMULATION UNIT

For each Contribution, the number of Accumulation Units credited for the Owner to a Variable SubAccount will be determined by dividing the amount of such ___ Contribution by the accumulation unit value for that Variable Sub-Account on the next Valuation Date on which such Contribution was allocated.

Contributions received at the Home Office of the Company before 4:00 p.m. EST/EDT of a Valuation Date will be allocated as requested and shall be applied as of that date. All Contributions received after 4:00 p.m. EST/EDT shall be applied as of the following Valuation Date.

5.3    ACCUMULATION UNIT VALUE

The accumulation unit value of a Variable SubAccount on any Valuation Date is equal to the accumulation unit value of that Variable SubAccount as of the immediately preceding Valuation Date multiplied by the net investment factor as described in Section 5.4, for the Valuation Period ending on the Valuation Date on which the accumulation unit value is being determined.

The accumulation unit value may increase, decrease, or remain unchanged as a result of the investment experience of the Eligible Fund.

The established dollar value for the initial accumulation unit value of each Variable SubAccount is $10.

5.4    NET INVESTMENT FACTOR

The net investment factor for any Variable SubAccount for any Valuation period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

         (i) the net asset value per share of the Eligible Fund shares held in the Variable Sub-Account determined as of the end of the current Valuation Period; plus

         (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the current valuation period; minus or plus

         (iii) a per unit charge or credit for any taxes incurred by or reserved for in the Variable Sub-Account, which is determined by the Company to have resulted from the investment operations of the Variable Sub-Account.

(b) is the net result of:

         (i) the not asset value per share of the Eligible Fund shares held in the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; minus or plus

         ii) the per unit charge or credit for any taxes incurred by or reserved for in the Variable Sub-Account for the immediately preceding Valuation Period.

(c) is an amount representing the risk charge

deducted from each Variable Sub-Account on a daily basis. The risk charge is equal to an annual rate applied to the daily net asset value of each Variable Sub-Account where the annual rate is determined from the Risk Charge Schedule attached to this Contract

The not investment factor may be greater than, less than, or equal to one. Therefore, the accumulation unit value may increase, decrease, or remain unchanged.

5.5   RISK CHARGE

The risk charge compensates the Company for as assumption of certain mortality and expense risks. This charge is described above in Section 5.4 (c). The Company's current schedule at the time of issue of the Contract is shown in the attached Risk Charge Schedule. The Company has the right to prospectively adjust the schedule subject to compliance with applicable law.




Article V: Account Value Provisions (continue )
----------------------------------------------

5.6    GUARANTEED ACCOUNT VALUE

The Guaranteed Account Value on any date during the Accumulation Period will be the sum of the values of the Guaranteed Sub-Accounts credited to the Owner under the Annuity Account.

5.7    GUARANTEED SUB-ACCOUNT RIDERS

The computation of the value of a Guaranteed SubAccount is described in the attached Guaranteed Sub-Account Rider(s), if any.

Article VI: Transfers

6.1    TRANSFERS

The Owner may make transfers by Request. Transfers will be accepted after the appropriate administrative forms and other procedures are executed. Beneficiaries may make Transfers in limited circumstances as discussed below.

6.2    TRANSFER TERMS

The following provisions apply:

a. A Transfer will take effect on the later of the date elected or the date the Request is received at the Home Office. For Transfers from or into a Variable Sub-Account, a unit value is calculated by the Company. If such Request is received after 4:00 pm. EST/EDT, the Transfer will take effect based on the unit value on the later of the date elected or the date following the date the Request is received.

b. When required by the Company, the Owner, or Beneficiary will execute forms provided by the Company.

c. No Transfers are permitted after the Annuity Commencement Date.

d. A Transfer from a Guaranteed Sub-Accounts shall be subject to the terms of the attached Guaranteed Sub-Accounts Rider(s), if any.

e. If a Transfer is made within 30 days of the Annuity Commencement Date, the Company may delay the annuity commencement by 30 days.

f. If the Owner dies prior to the Annuity Commencement Date, one Transfer may be made after the death of the Owner by the Beneficiary to effect the election of a payment option.

6.3    INTRA-COMPANY TRANSFERS

The following provisions will apply:

a. Monies in the Guaranteed Certificate Fund cannot be transferred prior to Certificate Maturity Date, except in the following situations:

              (1)   the Annuitant dies, or

              (2) the Annuitant elects, a payment option with a life contingency or an annuity payment period of at least (36) thirty-six months.

b. Subject to the provisions of Section 6.3.a., at any time prior to the Annuity Commencement Date, the Owner, by Request, may Transfer all or a portion of the Annuity Account Value within and between the Variable and Guaranteed Sub-Accounts currently offered by the Company.

c.      No surrender charge will apply to Intra-company Transfers.

6.4    NON-TAXABLE DISTRIBUTION

No amount transferred pursuant to these provisions will be treated as a taxable distribution to the Owner.

6.5    TRANSFER OUTSIDE THE CONTRACT

A Transfer outside the Contract to another investment vehicle qualified under Code Sections 40 1(a) or 408 will be considered a Surrender or Partial Withdrawal in accordance with the provisions of Article VIII of this Contract.




Article VII: Distributions

7.1    DISTRIBUTIONS PRIOR TO AGE 59 1/2

Distributions from the Contract made prior to age 59 1/2, and not rolled-over or transferred as provided in the Code, are subject to tax penalties except if made on account of the disability of the Owner (as evidenced to the Internal Revenue Service by the approval of the Owner's application for disability benefits under the Social Security Act or by certification made by a licensed physician), the death of the Owner or as part of a series of substantially equal annual or more frequent periodic payments as described in
Section 7.2 of the Contract.

7.2    DISTRIBUTIONS BEFORE DEATH

The Owner's entire interest in the policy must be distributed, or begin to be distributed, by the Owner's required beginning date, which is the April 1 following the calendar year in which the Owner reaches age 70 1/2.

For each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the policy distributed in one of the following forms:

(a) a single sum payment;

(b) equal or substantially equal payments over the life of the Owner,

(c) equal or substantially equal payments over the lives of the Owner and his or her designated beneficiary;

(d) equal or substantially equal payments over a specified period that may not be longer than the Owner's life expectancy;

(e) equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of the Owner and his or her designated beneficiary.

All distributions made hereunder shall be made in accordance with section 408(a)(6) or section 408(b)(3) of the Code and the regulations thereunder including the incidental death benefit requirements of section 401(a)(9) of the Code, the minimum distribution incidental -- benefit requirement of Prop. Treas. Reg.ss.1.401(a)(9)-2, and the regulations thereunder. Payments must be either non-increasing or may increase only in accordance with Prop. Treas. Reg.ss.1.401
(a)(9)- 1, Q&A F-3.

Life expectancy is computed by use of the expected return multiples in Tables V and VI of section 1.72-9 of the Income Tax Regulations. Unless otherwise elected by the Owner by the time distributions are required to begin, life expectancies shall be recalculated annually. Such election shall be irrevocable by the individual and shall apply to all subsequent years. The life expectancy of a non-spouse beneficiary may not be recalculated. Instead, life expectancy will be calculated using the attained age of such Beneficiary during the calendar year in which the Beneficiary attains age 70 1/2, and payments for subsequent years shall be calculated based on such life expectancy reduced by one for each calendar year which has elapsed since the calendar year was first calculated.

7.3    DISTRIBUTION UPON DEATH

(a) Distributions beginning before death. If the Owner dies after distribution of his or her interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual's death.

(b) Distributions beginning after death. If the Owner dies before distribution of his or her interest begins, distribution of the individual's entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the individual's death except to the extent that an election is made to receive distribution in accordance with (1) or (2) below:

(1) If the Owner's interest is payable to a designated beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

(2) If the Owner's spouse is not the named beneficiary, the method of distribution selected will assure that at least 50% of the present value of the amount available for distribution is paid within the Owner's life expectancy and that such method of distribution complies with the requirements of Code section 408(b)(3) and the regulations thereunder.




                     Article VII: Distributions (continued)

(3) If the designated beneficiary is the Owner's surviving spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1/2.

(4) If the designated beneficiary is the Owner's surviving spouse, the spouse may treat the contract as his or her own IRA. This election will be deemed to have been made if such surviving spouse makes a regular IRA contribution to the contract, makes a rollover to or from such contract, or fails to elect any of the above provisions.

(c)) Life expectancy is computed by use of the expected return multiples in Tables V and VI of section 1.72-9 of the Income Tax Regulations. For purposes of distributions beginning after the Owner's death, unless otherwise elected by the surviving spouse by the time distributions are required to begin, life expectancies shall be recalculated annually. Such election shall be irrevocable by the surviving spouse and shall apply to all subsequent years. In the case of any other designated beneficiary, life expectancies shall be calculated using the attained age of such Beneficiary during the calendar year in which distributions are required to begin pursuant to this section, and payments for any subsequent calendar year shall be calculated based on such life expectancy reduced by one for each calendar year which has elapsed since the calendar year life expectancy was first calculated.

(d) Distributions under this section are considered to have begun if distributions are made on account of the Owner reaching his or her required beginning date or if prior to the required beginning date distributions irrevocably commence to an individual over a period permitted and in an annuity form acceptable I section 1.401(a)(9) of the Regulations.

7.4    MINIMUM DISTRIBUTIONS

An individual may satisfy die minimum distribution requirements under sections 408(a)(6) and 408(b)(3) of the Code by receiving a distribution from one IRA that is equal to the amount required to satisfy the minimum distribution requirements for two or more IRAs. For this purpose, the Owner of two or more IRAs may use the alternative method described in Notice 88-38, 1988-1 C.B. 524, to satisfy the minimum distribution requirements.

7.5    IRA TO IRA TRANSFER

A Transfer of funds from the Contract directly to another IRA either at the Owner's Request or at the Request of the trustee of such IRA, is not a rollover. Because there is no distribution to the Owner, the Transfer is tax-free. Since it is not a rollover, it is not affected by the one-year waiting period that is required between rollovers.

7.6    ELECTION OF PAYMENT OPTION,

If the Owner dies the designated Beneficiary may, subject to the other provisions of the Contract, elect that payment be made under one or a combination of the payment options.

7.7    AMOUNT PAYABLE ON DEATH OF THE
       OWNER

(A) If the Owner dies before the Annuity Commencement Date, the amount payable will be the Annuity Account Value as of the date of death, less Premium Tax, if any.

(B) If the Owner dies after the Annuity Commencement Date, the amount payable will be the amount remaining to be paid under the method of distribution in effect on the date of the Owner's death.

(C) No surrender charge or Loss of Interest Charge will apply to the Amount Payable on Death of the Owner, described above.




Article VIll: Surrender and Partial Withdrawals

8.1    SURRENDER BENEFIT

Subject to the provisions of the Contract, the Owner may Surrender the Contract for the Surrender Value. The Company shall make the distribution as soon as practicable after receipt of the Request.

8.2    SURRENDER VALUE

The Surrender Value is:

(A) the value of all monies held in the Variable Sub-Accounts; plus

(B)        the value of all monies held in the Guaranteed
           Certificate Fund relating to the Contract, less

(C) the Loss of Interest Charge on all monies held in the Guaranteed Certificate Fund relating to the Contract, km

(D)        the surrender charge, if any, less

(E)        Premium Tax, if any.

The Surrender will take effect on the later of the date elected or the date the Request is received at the Home Office. If such request is received after 4:00 p.m. EST/EDT, the Surrender will take effect based on the unit value on the law of the date elected or the date following the date the Request is received.

8.3    SURRENDER CHARGE

A surrender charge of $50 will apply if the Owner surrenders the Contract at any time during the 12 month period commencing on the Effective Date, provided however that no surrender charge will apply if the Contract is returned for refund in connection with the "20 Day Free Look" provisions described on the face page of the Contract. The Company has the right to change the surrender charge subject to compliance with applicable law.

8.4    PARTIAL WITHDRAWAL

A charge of $25 will apply on any Partial Withdrawal Request during the 12 month period commencing on the Effective Date. The Company has the right to change this charge subject to compliance with applicable law.

The Owner may make a Partial Withdrawal at any time while this Contract is in force, subject to the terms of the Contract. After any Partial Withdrawal, the Annuity Account Value must be at least equal to the minimum initial Contribution as described in Section 4.3 of the Contract. Therefore, the maximum Partial Withdrawal will be:

o    the Surrender Value described in Section 8.2;
     less

o    the minimum initial Contribution.
                -

By Request, the Owner must elect the Variable or Guaranteed Sub-Account(s), or a combination of them, from which a Partial Withdrawal is to be made and the amount to be withdrawn from each sub-account. If an adequate election is not made, the Request will be denied and no Partial Withdrawal will be processed.

Partial Withdrawals will be paid in a single sum only. The Annuity Account Value will be reduced by the Partial Withdrawal amount and the surrender charge, if any.

The following terms apply:

A. A Partial Withdrawal will take effect on the later of the date elected or the date the Request is received at the Home Office. If such Request is received after 4:00 p.m. EST/EDT, the Partial Withdrawal will take effect based on the unit value on the later of the date elected or the date following the date the Request is received.

B. When required by the Company, the Owner, or Beneficiary will execute forms provided by the Company.

C. No Partial Withdrawals are permitted after the Annuity Commencement Date.

D. A Partial Withdrawal from a Guaranteed Sub-Accounts shall be subject to the terms of the attached Guaranteed Sub-Accounts Riders, if any.

E. If a Partial Withdrawal is made within 30 days of the Annuity Commencement Date, the Company may delay the Annuity Commencement Date by 30 days provided such delay does not violate the Code or regulations pertaining thereto.

F. If the Owner dies prior to the Annuity Commencement Date, the Beneficiary will be accorded the same rights as the Owner was with respect to a Partial Withdrawal.




Article VIll: Surrender and Partial Withdrawals (continued)

8.5 LOSS OF INTEREST CHARGE 8.6 WAIVER OF LOSS OF INTEREST CHARGE On any total or partial Transfer, distribution, or In the event the Owner selects a payment option payment from the Annuity Account, the Loss of subsequent to the Owner's age 591/2 that will result in Interest Charge will be deducted from amounts substantially level payment amounts to be made distributed from any Guaranteed Certificate Fund over not less than a five year period or on account of prior to the Certificate Maturity Date. the death or disability of the Owner (as evidenced to the Internal Revenue Service by the approval of the Owner's application for disability benefits under the Social Security Act or by certification made by a licensed physician), the Loss of Interest Charge will be waived.


Article IX: Periodic Payment Options

9.1   HOW TO ELECT PERIODIC PAYMENT OPTIONS

The Owner may Request that all or part of the Annuity Account be applied to a periodic payment option. While periodic payments are being received, the Owner may continue to exercise all contractual rights that are available prior to electing one of the periodic payment options. Once elected, the applicable option(s) may be revoked by the Owner at any time, by submitting a Request to the Company's Home Office. Any revocation will apply only to the amounts not yet paid. Once an option is revoked, it may not be elected again.

9.2    SELECTION OF PERIODIC PAYMENT OPTIONS

The Flexible Payment Option is available for any Owner. The Estate Maximizer Option is available only for Owners who are at least 70 1/2 years of age.

An Owner electing a periodic payment option at or after age 591/2 will be subject to no penalties and no Loss of Interest Charge for payments from unmatured guaranteed certificates as long as payments are substantially level and are to be paid over a period of not less than five years.

An Owner electing a periodic payment option prior to age 59 1/2 will be subject to a Loss of Interest Charge to any payment made from an unmatured guaranteed certificate. As well, an early withdrawal penalty imposed by the Code may apply. All payments made to an Owner upon the Owner's attainment of age 70 1/2 from any periodic payment option must comply with the minimum distribution rules prescribed by the Code.

If any payment to be made under the elected periodic payment option will be less than $100, the Company may make the periodic payments in the most frequent interval which produces a payment of at least $100.

9.3    ESTATE MAXIMIZER OPTION ("EMO")

The Company will calculate and distribute an annual amount using the method contained in the Codes minimum distribution regulations. The Owner must specify the initial distribution date. Subsequent distributions will be made on the 15th day of any month or such other date as the Company may designate or allow. The annual distribution is determined by dividing the current value of the Annuity Account by a life expectancy factor from tables designated by the Internal Revenue Service ("IRS"). The factor will be based on either the Owner's life expectancy or the joint life expectancy of the Owner and the Owner's spouse and will be redetermined for each calendar year's distribution. The current value to be used in this calculation is the Annuity Account Value on December 31 prior to the year in which the EMO payment is being made. This calculation will be changed if necessary to conform to changes in the Code or applicable regulations.

9.4    FLEXIBLE PAYMENT OPTION (-FPO-)

FPO payments are available on a monthly, quarterly, semi-annual or annual basis. The Owner must specify the initial distribution date. Subsequent distributions will be made on the 15th day of any month or such other dates the Company may designate or allow.

Article IX: Periodic Payment Options (continued)

Under each of the methods of distribution described below, the annual distribution amount must be greater than or equal to the minimum distribution amount required by the Code and applicable regulations.

One of three following methods of distribution may be elected:

a. Specified Payment - payments of a designated dollar amount The current value to be used in this calculation is the Annuity Account Value on the December 3 1 st prior to the year for which the payment is being made. Payments will cease on the earlier of the date the amount elected to be paid under the option selected has been reduced to zero; or the Annuity Account Value is zero.

b. Specified Period - payments for a designated time period. Each annual distribution is determined by dividing the Annuity Account Value by the number of years remaining in the elected period. The current value used in this calculation is the Annuity Account Value on the December 3 1st prior to the year for which the payment is being made. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. The specified period must be at least three years, but not greater than the Annuitant's life expectancy factor. Payments will cease on the earlier of the date the amount elected to be paid under the option selected has been reduced to zero; or the Annuity Account Value is zero.

c. Interest Earnings only - payments equal to the interest earnings portion only on guaranteed certificates. This method of distribution is only available to Owners who have all monies invested in the guaranteed certificates. Payments will cease on the earlier of the date the amount elected to be paid under the option selected has been reduced to zero; or the Annuity Account Value is zero.

For purposes of determination of amounts to be distributed under each of the referenced distribution methods, life expectancy will be recalculated annually based on Internal Revenue Code ss.40 1 (a)(9) or applicable regulations.

The withdrawals from the Annuity Account for purposes of any of the periodic payment options will be prorated over all Variable and/or Guaranteed Sub-Accounts.

9.5    MODIFICATION OF PERIODIC PAYMENT
       OPTIONS

The Company may offer new or cease offering existing periodic payment options. No such modification shall affect the terms, provisions or conditions which are or may be applicable to periodic payment options elected prior to such modifications.

9.6    ADMINISTRATION FEE

The Company's current administration fee, if any, will apply to each periodic payment The fee is intended to cover costs associated with the administration of periodic payments and is subject to change by the Company.




Article X: Payment Options
(Other-Than Periodic Payments)

10.1     HOW TO ELECT PAYMENT OPTIONS

The Request of the Owner is required to elect, or change the election of, a payment option and must be received by the Company at least 30 days prior to the Annuity Commencement Date. If a Partial Withdrawal is made within 30 days of the Annuity Commencement Date, the Company may delay the Annuity Commencement Date by 30 days.

10.2     SELECTION OF PAYMENT OPTIONS

(a) A total or partial single sum payment or one of the variable or fixed dollar payment options or a combination of them may be elected.

(b) If the Owner elects to apply any or all of the Guaranteed Account
Value to a variable dollar method of payment option, or any or all of the Variable Account Value to a fixed dollar method of payment option, a Transfer must be made prior to the Annuity Commencement Date.

(c) If a single sum payment is elected, the amount to be paid is the Surrender Value and will be subject to any applicable surrender charge.

(d) If a variable dollar payment option is elected, the amount to be applied is the Variable Account Value, as of the date the amount of the first monthly payment is determined, less Premium Tax, if any.

(e) If a fixed dollar method of payment option is elected, the amount to be applied is the Guaranteed Account Value, as of the Annuity Commencement Date, less Premium Tax, if any.

(f) The minimum amount that may be applied under the elected payment option is equal to the minimum initial Contribution as described in Section 4.3 of the Contract. If the amount is less than the minimum initial Contribution, the Company may pay it in a single sum. If any payment to be made under the elected payment option will be less than $50, the Company may make the payments in the most frequent interval which produces a payment of at least $50. The maximum amount that may be applied under any elected payment option is $1,000,000. For the application of any greater amount, the Company's consent is required.

10.3      VARIABLE DOLLAR PAYMENT OPTIONS

The guaranteed annuity tables are based on mortality from the 1983 Table (a) for Individual Annuity Valuation and a guaranteed interest rate of 2 1/2 % per year. The Company may offer a better rate than the guaranteed rate shown.

The following variable dollar payment options are available:

(a)       Option 1: Variable Life Annuity with Guaranteed Period

Monthly payments for the guaranteed Annuity Payment Period elected or the lifetime of the Annuitant whichever is longer. The guaranteed Annuity Payment Period elected may be 5, 10, 15, or 20 years. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same monthly interval elected by the Owner. See Table A.

(b)       Option 2: Variable Life Annuity

Monthly payments for the Annuitant's lifetime, without a guaranteed period. See Table A.

(c)       Option 3: Any Other Form

Any other form of variable annuity which is acceptable to the Company.

These variable dollar payment options are subject to the following provisions:

(a)       Amount of First Monthly Payment

The first monthly payment under a variable dollar payment option will be based on the value of each Variable Account on the 5th Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate from the applicable Table to the amount applied under the payment option. The first monthly payment will be the sum of the variable dollar annuity payments for each Variable Sub-Account

(b)       Annuity Units

The number of Annuity Units paid to the Annuitant for each variable sub-account is determined by dividing the amount of the first monthly payment by the sub-account's annuity unit value on the 5th Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.




Article X: Payment Options
(Other Than Periodic Payments) (continued)

(c) Amount of Monthly Payments after the First Monthly payments after the first will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent dollar amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account annuity unit value on the 5th Valuation Date preceding the date the annuity payment is due. The total dollar amount of each variable dollar annuity payment will be the sum of the variable dollar annuity payments for each Variable Sub-Account The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience

10.4      FIXED DOLLAR PAYMENT OPTION

The guaranteed annuity tables are based on mortality from the 1983 Table (a) for Individual Annuity Valuation and a guaranteed interest rate of 2 1/2% per year. The Company may offer a better rate than the guaranteed rate shown.

The following fixed dollar payment options are available:

(a) Option 1: Specified Amount

Annuity payments at 12-, 6-, 3-, or 1- month intervals, of an amount elected by the Owner for an Annuity Payment Period of not more than 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same monthly interval elected by the Owner. See Table B.

(b) Option 2: Specified Period

Annuity payments at 12-, 6-, 3-, or I- month intervals for the number of months elected for an Annuity Payment Period of not more than 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same monthly interval elected by the Owner. See Table B.

(c)  Option 3: Fixed Life Annuity with Guaranteed Period

Monthly payments for the guaranteed Annuity Payment Period elected which may be 5, 10, 15, or 20 years or the lifetime of the Annuitant whichever is longer. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same monthly interval elected by the Owner. See Table C.

(d)  Option 4: Fixed Life Annuity with Installment Refund Period

Monthly payments for the life of the Annuitant or until the sum of the payments made equals the amount applied, whichever is longer.

(e)  Option 5: Fixed Life Annuity

Monthly payments for the Annuitants lifetime, without a guaranteed period. See Table C.

(f)  Option 6:  Joint and One-Half Survivor Fixed
     Annuity

Fixed monthly payments to an Annuitant for life, with one-half of the fixed payment amount continuing to the survivor for life. See Table D for the minimum monthly amount

(g)  Option 7: Any Other Form

Any other form of fixed annuity which is acceptable to the Company. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same monthly interval elected by the Owner. Payments under these fixed dollar payment options are guaranteed by the Company as to dollar amount throughout the Annuity Payment Period.




Article XI: Modifications

11.1  CONTRACT MODIFICATION

The Contract may be modified at any time by written agreement between the Company and the Owner. However, the Company reserves the right to amend the Contract at any time without the consent of the Owner, in order to comply with future changes in the Code and any regulations or rulings thereunder. The Company will provide the Owner with a copy of such amendment.

The Company may also, at any time and without the consent of the Owner or other person, but upon 30 days written notice to the Owner, modify the Contract in any respect to conform it to changes in tax or other law, including applicable regulations or rulings.

After issue, modifications to the Contract under the Contract Modification provisions become part of the Contract.

Only the President, a Vice-President or the Secretary of the Company can modify or waive any provision of this Contract.


11.2   MODIFICATION OF GUARANTEED SUB-ACCOUNT RIDER(S), IF ANY

Any Guaranteed Sub-Account Rider may be modified at any time by written agreement between the Company and the Owner. No such modification will, without the written consent of the Owner, affect the terms, provisions, or conditions of the rider(s) which are or may be applicable to Contributions prior to the date of such modification.

Provided however, if the Company ceases to offer the Guaranteed Certificate Fund, 30 days written notice will be given to the Owner, no new Contributions will be allocated and no new Certificates will be issued after the cessation date. Amounts allocated to Certificates prior to such date will continue to receive the credited interest rate until the Certificate Maturity Date.

11.3   MODIFICATION OF VARIABLE SUB-ACCOUNTS

Notwithstanding the other Contract Modification provisions, the Company may offer new or cease offering existing Variable Sub-Accounts. No such modification shall affect the terms, provisions or conditions which are or may be applicable to Contributions previously paid to any Variable SubAccount which is no longer offered by the Company provided, however, if the Company ceases to offer a Variable Sub-Account 30 days notice will be given to the Owner. The Owner must then Transfer the value of the Variable Sub-Account to another Variable Sub-Account then offered by the Company. If the Owner fails to make such Transfer then the Company upon notification to the Owner may make an automatic allocation on behalf of the Owner to any Variable or Guaranteed Sub-Account which allows for immediate Transfers subject to applicable law. Such allocation will become effective until such time as a Request for a different allocation is received. The Company will periodically notify the Owner of the current offering of Variable or Guaranteed Sub-Accounts.





                         TABLE A - Variable Life Annuity
                        Monthly Payment for Each $ 1,000
                            of Annuity Account Value

---------------------------------------------------------------------------------------------

Age of   Without                 With Guaranteed Period               15 Years    20 Years
Payee    Guaranteed Period       5
                                 Years
                                 10 Years


---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   50    3.77                    3.76                                 3.71        3.66
                                 3.74

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   55    4.15                    4.14                                 4.05        3.96
                                 4.11

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   60    4.67                    4.65                                 4.47        4.29
                                 4.58

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   65    5.37                    5.33                                 4.96        4.64
                                 5.20

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   70    6.36                    6.26                                 5.51        4.94
                                 5.97

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   75    7.77                    7.54                                 6.01        5.14
                                 6.89

---------------------------------------------------------------------------------------------


If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used by it in determining the above amounts.




TABLE B - Income of Specified Amount
           - Income for a Specified Period

                         Monthly Payment for Each $1,000
                            of Annuity Account Value

----------------- ----------------

Years             Payment

----------------- ----------------
----------------- ----------------

               3            28.79

----------------- ----------------
----------------- ----------------

               4            21.86

----------------- ----------------
----------------- ----------------

               5            17.70

----------------- ----------------
----------------- ----------------

               6            14.93

----------------- ----------------
----------------- ----------------

               7            12.95

----------------- ----------------
----------------- ----------------

               8            11.47

----------------- ----------------
----------------- ----------------

               9            10.32

----------------- ----------------
----------------- ----------------

              10             9.39

----------------- ----------------
----------------- ----------------

              11             8.64

----------------- ----------------
----------------- ----------------

              12             8.02

----------------- ----------------
----------------- ----------------

              13             7.49

----------------- ----------------
----------------- ----------------

              14             7.03

----------------- ----------------
----------------- ----------------

              15             6.64

----------------- ----------------
----------------- ----------------

              16             6.30

----------------- ----------------
----------------- ----------------

              17             6.00

----------------- ----------------
----------------- ----------------

              18             5.73

----------------- ----------------
----------------- ----------------

              19             5.49

----------------- ----------------
----------------- ----------------

              20             5.27

----------------- ----------------


To determine the payment for other frequencies of payment, multiply the above monthly payment by the following factors:


------------------------ ----------

                         Factor

------------------------ ----------
------------------------ ----------

Quarterly payment             2.99

------------------------ ----------
------------------------ ----------

Semi-annual payment           5.97

------------------------ ----------
------------------------ ----------

Annual payment               11.87

------------------------ ----------


If payments are for an amount or duration different than that outlined above, the Company will determine the proper amount or duration using the actuarial basis used to determine the above Table.





                          TABLE C - Fixed Life Annuity

                        Monthly Payment for Each $ 1,000
                            of Annuity Account Value

---------------------------------------------------------------------------------------------

Age of      Without                 With Guaranteed Period           15 Years     20 Years
Payee       Guaranteed Period       5
                                    Years
                                    10 Years

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    50      3.77                    3.76                               3.71         3.66
                                    3.74

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    55      4.15                    4.14                               4.05         3.96
                                    4.11

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    60      4.67                    4.65                               4.47         4.29
                                    4.58

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    65      5.37                    5.33                               4.96         4.64
                                    5.20

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    70      6.36                    6.26                               5.51         4.94
                                    5.97

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    75      7.77                    7.54                               6.01         5.14
                                    6.99

---------------------------------------------------------------------------------------------


If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used by it in determining the above amounts.




                     TABLE D - Joint and One-Half Survivor Fixed Annuity

                        Monthly Payment for Each $ 1,000
                            of Annuity Account Value

--------------------------------------------------------------------------------

                       If Designated Payee Is Age

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Age of                 50                                    65      70      75
Annuitant              55
                       60

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    50 3.53                                 4.32    4.65    5.02
                       3.76
                       4.02

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    55 3.59                                 4.50    4.89    5.32
                       3.86
                       4.16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    60 3.65                                 4.69    5.15    5.66
                       3.94
                       4.29

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    65 3.69                                 4.87    5.42    6.05
                       4.01
                       4.40

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    70 3.72                                 5.03    5.68    6.45
                       4.06
                       4.49

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    75 3.74                                 5.15    5.90    6.83
                       4.10
                       4.56

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used by it in determining the above amounts.

--------------------------------------------------------------------------------



THIS PAGE IS INTENTIONALLY LEFT BLANK.




Guaranteed Certificate Fund

GUARANTEED SUB-ACCOUNT RIDER ATTACHED TO AND FORMING PART OF CONTRACT

THE GUARANTEED CERTIFICATE FUND IS A GUARANTEED SUB-ACCOUNT, WHEREBY CREDITED INTEREST RATES ARE CREDITED TO CONTRIBUTIONS HELD FOR VARYING INTEREST GUARANTEE PERIODS. THE COMPANY MAY OFFER CERTIFICATES TO THE OWNER WHO MAY, BY REQUEST, ALLOCATE ANY CONTRIBUTION TO ANY ONE CERTIFICATE. THE OWNER MAY ALLOCATE HIS CONTRIBUTIONS ONLY TO THOSE CERTIFICATES CURRENTLY BEING OFFERED BY THE COMPANY.

IF THE OWNER ALLOCATES CONTRIBUTIONS TO CERTIFICATES NOT CURRENTLY OFFERED BY THE COMPANY, THE COMPANY WILL ALLOCATE SUCH CONTRIBUTIONS TO THE SUB-ACCOUNT INDICATED ON THE APPLICATION ATTACHED TO THE CONTRACT.

DEFINITIONS

Certificate - represents the amount deposited into the Guaranteed Certificate Fund under each Interest Guarantee Period, Term and credited interest rate. Each Certificate has its own credited interest rate and Term.

Term - the duration of the Certificate expressed in months, which will consist of two periods:

(a) an initial window period during which Contributions are received. The duration of the window period will be specified by the Company.

(b) a holding period which begins on the day after the end of the window period and ends on the Certificate Maturity Date.

The Terms available may be limited by the Company.

Certificate Maturity Date - the last day of the Term.

Interest Guarantee Period - the period from the date of the Contribution to the Certificate Maturity Date.

INTEREST CREDITING AND SELECTION OF METHOD OF PAYMENT

The credited interest rate on an annual effective basis will be compounded daily and will equal the annual effective rate declared by the Company. A Contribution to the Guaranteed Certificate Fund, until the Certificate Maturity Date, will earn a credited interest rate for the Certificate's Interest Guarantee Period.

If the Owner dies, is disabled as defined by the Code or has attained age 59 1/2, then upon Request from the Owner amounts deposited into the Guaranteed Certificate Fund may be paid in a single sum or applied to a payment option pursuant to Article IX of this Contract to the Certificate Maturity Date. Such amounts will receive the credited interest rate from the date of Contribution to the date the amount is paid or applied to the elected payment option. No Transfers from the Guaranteed Certificate Fund may be made prior to the Certificate Maturity Date.

If the Owner does not meet the requirements described in the previous paragraph, amounts contributed into the Guaranteed Certificate Fund must remain in the Certificate until the Certificate Maturity Date. Thus, no payment option may be elected, and no distributions or Intra-Company Transfers will be permitted prior to the Maturity Date of each respective Certificate.

In the event of Surrender under Article VIII of the Contract, the provisions of such Article will apply.

CERTIFICATE MATURITY

Prior to the Certificate Maturity Date, the Company will offer a Guaranteed or Variable Sub-Account into which the value of the Certificate may be contributed on its Maturity Date. The sub-account so offered may be either the Guaranteed Certificate Fund or another sub-account. The Owner may elect, by Request, to Transfer the value of the Certificate on its Maturity Date. If the Owner fails to make such Request, then the Company at its sole discretion will make an allocation to the sub-account indicated in the application to the Contract. Such allocation will become effective until such time as a Request, for a different allocation is received.

Guaranteed Certificate Fund Rider (Window)




Guaranteed Certificate Fund (continued)

If the Guaranteed Certificate Fund is offered, the value of the Certificate on its Maturity Date may, upon Request, be contributed to a new Certificate which has its own interest rate and Term. The credited interest rate of this new Certificate may be higher or lower than the credited interest rate of any other Certificate or Contribution.

If another sub-account is offered, the value of the Certificate on its Maturity Date may, upon Request, be contributed to that sub-account. The credited interest rate of this Contribution may be higher or lower than the credited ___ interest rate of any other Contribution. If the value of the Certificate on its Maturity Date is transferred to a Variable Sub-Account there will be no credited interest rate.

TRANSFERS

The terms of Article VI of the Contract will apply to any Transfer to or from the Guaranteed Certificate Fund.

VALUE OF GUARANTEED CERTIFICATE FUND

The value of the Guaranteed Certificate Fund of the Owner will be determined by adding the Guaranteed Certificate Fund sub-account Contributions and credited interest, and subtracting any Partial Withdrawals, Surrenders, amounts payable on death, amounts applied under a payment option, Transfers, and Premium Tax, if any.

LOSS OF INTEREST CHARGE

The Transfer, distribution or application to a payment option prior to the Certificate Maturity Date of funds in a Certificate shall be known as breaking a Certificate. If a Certificate is broken, a Loss of Interest Charge may be assessed, as defined in Article I and in Section 8.5 of this Contract. However, the Loss of Interest Charge may be waived as described in Section 8.6.

Guaranteed Certificate Fund Rider (Window)



---------------------------------- -------------------

RISK CHARGE                        SCHEDULE

---------------------------------- -------------------
---------------------------------- -------------------

Annuity Account Values                Risk Charge

---------------------------------- -------------------
---------------------------------- -------------------

               $0.00 - $ 9,999.99         .75%

---------------------------------- -------------------
---------------------------------- -------------------

          $10,000.00 - $24,999.99         .50%

---------------------------------- -------------------
---------------------------------- -------------------

          $25,000.00 - $49,999.99         .25%

---------------------------------- -------------------
---------------------------------- -------------------

           $50,000.00 and greater         .00%

---------------------------------- -------------------


                 Risk Charge Schedule





                                    Exhibit 5

                               Form of Application
                              (G1222R (rev 12/95))

                                 IRA APPLICATION
              (FLEXIBLE CONTRIBUTION INDIVIDUAL RETIREMENT ANNUITY)
                           PLEASE PRINT - PRESS FIRMLY

                                   Great-West
                        Life & Annuity Insurance Company

        Securities offered through The Great-West Life Assurance Company

                            Great-West Life & Annuity
                              IRA/401(k) Operations
                                  P.O. Box 1400
                                Denver, CO 80201

Withdrawal from:                    Plan Name             Group Account Number


Social Security Number         Last Name       First Name            MI


Address (No. & Street)         City              State         Zip Code


Phone #   Marital Status       Married Single                Birth Date
(      )                           Divorced      Widowed Month/Day/Year


Sex            Male                 Primary Language (if other than English)
               Female


Rollover Allocation:
        Investment Options                                Percent

International Funds:
        IF-II  Maxim Foreign Equity (TNE International Equity)   %

Aggressive Growth Funds:
        AG-III Maxim Small-Cap Index (Russell 2000 Index)        %
        AG-IV  Maxim Growth Index (Russell 1000 Growth Index)    %
          AG-V   Maxim Small-Cap Aggressive Growth (Loomis Sayles
        Small-Cap)                                               %

Growth Funds:
        GF-II  Maxim Stock Index (S&P 900)                       %
        GF-IV  Maxim Small-Cap Value                             %

Growth & Income Funds:
        G&I-I  Maxim Total Return                                %
        G&I-III Maxim Value Index (Russell 1000 Value Index)     %

Bond Funds:
        BF-I   Maxim U.S. Government Mortgage Securities         %
        BF-II  Maxim Investment Grade Corporate Bond             %
        BF-III Maxim Corporate Bond (Loomis Sayles Bond)         %
        BF-V   Maxim Ultra Short-Term Bond                       %

Guaranteed Certificate Funds:
        36 Months - Great-West General Assets                    %
        60 Months - Great-West General Assets                    %
        84 Months - Great-West General Assets                    %

Short-Term Funds:
        MMF-II Maxim Money Market                                %

Allocations should be in whole numbers and total 100%

Beneficiary Designation:     (Check ONE)

Beneficiary designated              Form G1223R for
as indicated below           multiple beneficiaries attached.

Primary Beneficiary info:

Last Name                    First Name

Social Security #            Relationship

Street Address

City, State & Zip Code

Contingent Beneficiary Info:

Last Name                    First Name

Social Security #            Relationship

Street Address

City, State & Zip Code

APPLICANT SUITABILITY CERTIFICATION & SIGNATURE:
I agree that this Application, if approved, shall become part of my IRA Contract(s) with Great-West.

I agree that my financial status, tax status and investment objectives reflect my decision for electing the investment options in my IRA portfolio.

I certify that I have read and understand the Applicant Acknowledgements on the reverse side of this form.

I also certify that the information provided by me is complete and accurate to the best of my knowledge.

I understand that in the event this form is incomplete my Rollover will be delayed as specified in the Great-West Prospectus.

Signature:                   Date:


G1222R(rev 1/98)      Original - Great-West's Home Office Canary -
Applicant

General Information Regarding Your Rollover Contribution:

     The Rollover Contribution must be an eligible rollover distribution from a Qualified Group Annuity Contract issued by Great-West Life & Annuity Insurance Company (Great-West).

        The amount of Rollover must be at least $3,500.

        This IRA is being established as an annual IRA-Rollover Contract, of which, once approved and accepted by Great-West, you are the Owner.

        Great-West must report this Rollover distribution on IRS form 1099-R.


Applicant Acknowledgments:

     I have received the current prospectus which applies to this Contract.

     I understand that the Contract may provide for payments or values which are not guaranteed to be fixed dollar amounts and which increase or decrease according to the investment experience of the underlying mutual fund(s).

     I understand that my rollover monies will be allocated as I have indicated on the reverse of this form.

     I understand that my ongoing contributions (if any) will be allocated has I have indicated on the reverse of this form. I also understand that these allocations (minimum of $250 per contribution - maximum of $2,000 annually) can be changed through Great-West's Key Talk automated system, or by completing an IRA Change Form (G1224R).

     If I have elected to allocate my Rollover monies into a Guaranteed Certificate Fund, I acknowledge that these monies will be placed into a new certificate, with a new term, at the current interest rate. This interest rate may differ from the interest rates earned previously.

      I hereby acknowledge that I am the Owner of a Flexible Contribution Individual Retirement Annuity (IRA) under Great-West's Retirement Plan Series Account and have either completed the Beneficiary Designation section of this form (single beneficiary) or have completed and attached a Designation of Beneficiary form (G1223R) (for multiple beneficiaries), and hereby designate the person(s) noted as revocable beneficiary(ies) of any monies payable upon my death under said IRA.

        I certify that I am not associated with any SEC/NASD registered broker/dealer as a partner, officer, registered representative or employee.

PRINCIPAL  CERTIFICATION  AND SIGNATURE:

Signature:                          Date:





                                    Exhibit 9

                               Opinion of Counsel




Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Englewood, Colorado 80111  Tel. (303) 689-3000



September 8, 1994


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Retirement Plan Series Account

Ladies and Gentlemen:

        This letter is furnished as the requisite opinion of counsel described in Form N-4, Item 24(b)(9).

        I am Vice-President, Counsel and Associate Secretary of Great-West Life & Annuity Insurance Company ("GWL&A"), and act in such capacity in legal matters concerning its separate account, Retirement Plan Series Account. In so acting, I have made such examination of the law, records and documents as in my judgment are necessary or appropriate to enable me to render the opinion expressed below.

        I am of the opinion that the aforesaid securities, which are the securities being registered in this registration statement, will be legally issued and represent binding obligations on GWL&A, the depositor.


                                                Sincerely,
                                                /s/ Ruth Lurie
                                                Ruth B. Lurie
                                                Vice President, Counsel and
                                                Associate Secretary





                                  Exhibit 10(a)
                       Written Consent of Jorden Burt LLP




Jorden Burt LLP

777 Brickell Avenue, Suite 500
Miami, Florida 33131-2803
(305) 371-2600
Telecopier: (305) 372-9928

1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, D.C. 20007-0805
(202) 965-8100
Telecopier: (202) 965-8104
HTTP://www.jordenusa.com

                                 April 26, 2001


Great-West Life & Annuity Insurance Company
8525 East Orchard Road
Greenwood Village, Colorado  80111

Re:     Retirement Plan Series Account
        Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 File Nos. 33-83928


Ladies and Gentlemen:

        We have acted as counsel to Great West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed today with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                            Very truly yours,




                                            /s/ Jorden Burt LLP
                                            JORDEN BURT LLP




                                  Exhibit 10(b)
                    Written Consent of Deloitte & Touche LLP


INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment No. 9 to Registration Statement No. 33-83928 of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company of our report dated February 26, 2001 on the financial statements of Retirement Plan Series Account and our report dated January 29, 2001 on the financial statements of Great-West Life & Annuity Insurance Company and to the reference to us under the heading "Condensed Financial Information" in such Prospectus and under the heading "Independent Auditors" in the Statement of Additional Information, which are part of such Registration Statement.


/s/Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
April 26, 2001